UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Dynamic Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable

            Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.5%
Boeing Co. (The)	2,420	$899,998
Curtiss-Wright Corp.	11,360	1,561,091
General Dynamics Corp.	9,981	2,043,310
Lockheed Martin Corp.	3,776	1,306,345
Raytheon Co.	34,198	7,067,359
Rockwell Collins, Inc.	3,105	436,160

		13,314,263
Air Freight & Logistics — 0.2%
FedEx Corp.	3,372	811,944

Airlines — 0.4%
Delta Air Lines, Inc.	37,707	2,180,596

Auto Components — 0.0%
BorgWarner, Inc.	4,016	171,804

Banks — 4.1%
Bank of America Corp.	63,022	1,856,628
Citigroup, Inc.	101,232	7,262,384
Citizens Financial Group, Inc.	77,036	2,971,278
East West Bancorp, Inc.	2,976	179,661
First Hawaiian, Inc.	55,332	1,502,817
First Republic Bank(a)	58,960	5,660,160
JPMorgan Chase & Co.	19,546	2,205,571

		21,638,499
Beverages — 1.0%
Coca-Cola European Partners plc	13,442	611,208
Keurig Dr Pepper, Inc.	3,390	78,546
Monster Beverage Corp.(b)	12,926	753,327
PepsiCo, Inc.	33,690	3,766,542

		5,209,623
Biotechnology — 4.2%
AbbVie, Inc.	54,226	5,128,695
Amgen, Inc.	5,384	1,116,049
Celgene Corp.(b)	52,710	4,717,018
Gilead Sciences, Inc.	102,292	7,897,965
Vertex Pharmaceuticals, Inc.(b)	17,825	3,435,591

		22,295,318
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	101,235	5,300,665

Capital Markets — 3.8%
Charles Schwab Corp. (The)	93,585	4,599,703
Moelis & Co., Class A	72,165	3,954,642
Morgan Stanley	136,741	6,368,028
S&P Global, Inc.	24,870	4,859,349

		19,781,722
Chemicals — 1.9%
Air Products & Chemicals, Inc.	37,791	6,312,987
Eastman Chemical Co.	15,103	1,445,659
Ecolab, Inc.	9,320	1,461,190
WR Grace & Co.	7,388	527,946

		9,747,782
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.(b)	22,715	1,625,940

Communications Equipment — 2.1%
Cisco Systems, Inc.	173,349	8,433,429
Motorola Solutions, Inc.	11,262	1,465,637
Palo Alto Networks, Inc.(b)	5,256	1,183,966

		11,083,032

Security	Shares	Value
Consumer Finance — 1.0%
American Express Co.	32,452	$3,455,813
Capital One Financial Corp.	4,864	461,740
Green Dot Corp., Class A(b)	10,919	969,826
OneMain Holdings, Inc.(b)	7,264	244,143

		5,131,522
Containers & Packaging — 0.3%
Packaging Corp. of America	15,691	1,721,146

Diversified Consumer Services — 0.4%
H&R Block, Inc.	85,460	2,200,595

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(b)	16,843	3,606,255

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	93,208	3,129,925
Zayo Group Holdings, Inc.(b)	58,416	2,028,203

		5,158,128
Electric Utilities — 1.4%
Evergy, Inc.	24,302	1,334,666
Eversource Energy	6,119	375,951
IDACORP, Inc.	12,629	1,253,176
Pinnacle West Capital Corp.	46,558	3,686,462
Portland General Electric Co.	14,664	668,825

		7,319,080
Electrical Equipment — 1.5%
AMETEK, Inc.	72,462	5,733,194
Rockwell Automation, Inc.	11,887	2,229,050

		7,962,244
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	17,002	1,511,818
Dolby Laboratories, Inc., Class A	7,972	557,801
TE Connectivity Ltd.	7,260	638,372
Zebra Technologies Corp., Class A(b)	2,899	512,630

		3,220,621
Energy Equipment & Services — 0.5%
Halliburton Co.	61,374	2,487,488

Equity Real Estate Investment Trusts (REITs) — 3.3%
Highwoods Properties, Inc.	12,540	592,640
Host Hotels & Resorts, Inc.	71,714	1,513,165
Outfront Media, Inc.	28,299	564,565
Park Hotels & Resorts, Inc.	4,602	151,038
Prologis, Inc.	100,086	6,784,830
Realty Income Corp.	46,478	2,644,134
Simon Property Group, Inc.	29,332	5,184,431

		17,434,803
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	11,941	2,804,702
Walmart, Inc.	87,972	8,261,451

		11,066,153
Food Products — 2.1%
Archer-Daniels-Midland Co.	100,736	5,063,999
Hershey Co. (The)	58,947	6,012,594

		11,076,593
Gas Utilities — 0.0%
UGI Corp.	2,276	126,272

Health Care Equipment & Supplies — 2.6%
Danaher Corp.	31,557	3,428,984
IDEXX Laboratories, Inc.(b)	2,372	592,193
Masimo Corp.(b)	46,381	5,776,290
Stryker Corp.	20,541	3,649,725

		13,447,192

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services — 3.1%
Aetna, Inc.	6,073	$1,231,908
AmerisourceBergen Corp.	21,082	1,944,182
Express Scripts Holding Co.(b)	7,855	746,303
Humana, Inc.	20,170	6,827,948
McKesson Corp.	14,012	1,858,692
UnitedHealth Group, Inc.	4,346	1,156,210
WellCare Health Plans, Inc.(b)	8,028	2,572,894

		16,338,137
Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(b)	46,410	5,052,657

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	46,939	2,993,300
Darden Restaurants, Inc.	31,403	3,491,700
Domino’s Pizza, Inc.	3,110	916,828
Las Vegas Sands Corp.	102,528	6,082,986
McDonald’s Corp.	39,419	6,594,404

		20,079,218
Household Durables — 0.5%
DR Horton, Inc.	13,467	568,038
Garmin Ltd.	27,028	1,893,311

		2,461,349
Household Products — 0.3%
Church & Dwight Co., Inc.	25,098	1,490,068

Insurance — 3.3%
Allstate Corp. (The)	64,637	6,379,672
American Financial Group, Inc.	21,357	2,369,986
Athene Holding Ltd., Class A(b)	32,350	1,671,201
First American Financial Corp.	19,017	981,087
Hartford Financial Services Group, Inc. (The)	22,739	1,136,041
Lincoln National Corp.	37,432	2,532,649
Progressive Corp. (The)	30,259	2,149,599

		17,220,235
Internet & Direct Marketing Retail — 2.5%(b)
Amazon.com, Inc.	5,935	11,887,805
Netflix, Inc.	3,786	1,416,456

		13,304,261
Internet Software & Services — 4.7%(b)
Alphabet, Inc., Class A	3,460	4,176,497
Alphabet, Inc., Class C	5,778	6,895,870
Facebook, Inc., Class A	64,196	10,557,674
GoDaddy, Inc., Class A	14,890	1,241,677
New Relic, Inc.	3,297	310,676
Twitter, Inc.	11,180	318,183
Yelp, Inc.	29,577	1,455,188

		24,955,765
IT Services — 4.7%
Booz Allen Hamilton Holding Corp.	96,299	4,779,319
Fidelity National Information Services, Inc.	53,959	5,885,308
First Data Corp., Class A(b)	76,699	1,876,825
International Business Machines Corp.	4,091	618,600
Mastercard, Inc., Class A	27,355	6,089,497
Square, Inc., Class A(b)	11,805	1,168,813
Total System Services, Inc.	10,282	1,015,245
Visa, Inc., Class A	21,937	3,292,524

		24,726,131
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	14,853	1,047,731

Security	Shares	Value
Machinery — 3.3%
Crane Co.	40,476	$3,980,815
Illinois Tool Works, Inc.	42,651	6,018,909
Ingersoll-Rand plc	18,322	1,874,341
ITT, Inc.	4,114	252,024
Oshkosh Corp.	12,906	919,423
PACCAR, Inc.	61,048	4,162,863

		17,208,375
Media — 1.7%
Comcast Corp., Class A	80,271	2,842,396
Interpublic Group of Cos., Inc. (The)	66,617	1,523,531
John Wiley & Sons, Inc., Class A	4,255	257,853
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	29,560	1,284,086
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	16,748	727,701
Twenty-First Century Fox, Inc., Class A	2,143	99,285
Twenty-First Century Fox, Inc., Class B	2,257	103,416
Viacom, Inc., Class B	51,876	1,751,334
World Wrestling Entertainment, Inc., Class A	4,668	451,535

		9,041,137
Metals & Mining — 0.3%
Newmont Mining Corp.	41,124	1,241,945
Reliance Steel & Aluminum Co.	5,302	452,207

		1,694,152
Multiline Retail — 1.3%
Target Corp.	76,624	6,759,003

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	42,146	1,165,337
CMS Energy Corp.	10,865	532,385
Consolidated Edison, Inc.	23,886	1,819,874

		3,517,596
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	86,749	5,847,750
ConocoPhillips	77,074	5,965,528
Continental Resources, Inc.(b)	6,938	473,727
Exxon Mobil Corp.	31,963	2,717,494
Occidental Petroleum Corp.	40,600	3,336,102
Phillips 66	49,906	5,625,404
Plains GP Holdings LP, Class A(b)	2,769	67,924
Suncor Energy, Inc.	31,570	1,221,443

		25,255,372
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	10,706	1,555,796
Herbalife Nutrition Ltd.(b)	24,368	1,329,274

		2,885,070
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	103,563	6,429,191
Eli Lilly & Co.	23,958	2,570,933
Johnson & Johnson	26,210	3,621,436
Merck & Co., Inc.	68,033	4,826,261
Zoetis, Inc.	29,215	2,674,925

		20,122,746
Professional Services — 0.6%
Insperity, Inc.	13,655	1,610,607
ManpowerGroup, Inc.	16,965	1,458,312

		3,068,919
Road & Rail — 0.6%
Landstar System, Inc.	10,313	1,258,186
Norfolk Southern Corp.	11,965	2,159,683

		3,417,869

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	32,354	$1,250,482
Broadcom, Inc.	7,008	1,729,084
Intel Corp.	91,307	4,317,908
Maxim Integrated Products, Inc.	102,284	5,767,795
NVIDIA Corp.	6,646	1,867,659
NXP Semiconductors NV(b)	517	44,203
Xilinx, Inc.	56,611	4,538,504

		19,515,635
Software — 6.4%
Adobe Systems, Inc.(b)	9,281	2,505,406
Cadence Design Systems, Inc.(b)	9,186	416,309
CDK Global, Inc.	7,078	442,800
Microsoft Corp.	177,063	20,250,695
RingCentral, Inc., Class A(b)	13,651	1,270,226
salesforce.com, Inc.(b)	2,864	455,462
VMware, Inc., Class A(b)	29,858	4,659,639
Zendesk, Inc.(b)	49,753	3,532,463

		33,533,000
Specialty Retail — 1.9%
AutoNation, Inc.(b)	15,839	658,110
Penske Automotive Group, Inc.(a)	65,813	3,118,878
Tiffany & Co.	21,540	2,778,014
TJX Cos., Inc. (The)	29,596	3,315,344

		9,870,346
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	79,538	17,954,908
HP, Inc.	94,546	2,436,451
Pure Storage, Inc., Class A(b)	45,013	1,168,087

		21,559,446
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(b)	10,723	1,742,380
Michael Kors Holdings Ltd.(b)	25,492	1,747,732
NIKE, Inc., Class B	17,313	1,466,757
VF Corp.	14,326	1,338,765

		6,295,634
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(b)	12,812	566,931

Security	Shares	Value
Tobacco — 0.4%
Altria Group, Inc.	12,450	$750,859
Philip Morris International, Inc.	18,711	1,525,695

		2,276,554
Water Utilities — 0.2%
American Water Works Co., Inc.	9,694	852,781

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	72,649	2,210,709

Total Common Stocks — 99.1% (Cost: $467,659,265)		521,446,107

Total Long-Term Investments — 99.1% (Cost: $467,659,265)		521,446,107

Short-Term Securities — 2.2%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(e)	4,399,830	4,399,830
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.89%	55,331	55,331
SL Liquidity Series, LLC, Money Market Series,
2.27%(d)(e)	6,879,392	6,880,081

Total Short-Term Securities — 2.2% (Cost: $11,335,242)		11,335,242

Total Investments — 101.3% (Cost: $478,994,507)		532,781,349

Liabilities in Excess of Other Assets — (1.3)%		(6,885,201)

Net Assets — 100.0%		$525,896,148

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,977,061	(577,231)	4,399,830	$4,399,830	$53,862		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,447,651	(1,568,259)	6,879,392	6,880,081	14,607	(b)	2,068	22

				$11,279,911	$68,469		$2,068	$22

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	40	12/21/18	$5,838	$9,272

Portfolio Abbreviations

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$521,446,107	$—	$—	$521,446,107
Short-Term Securities	4,455,161	—	—	4,455,161

Subtotal	$525,901,268	$—	$—	$525,901,268

Investments valued at NAV(b)				$6,880,081

Total Investments				$532,781,349

Derivative Financial Instruments(c)
Assets:
Equity contracts	$9,272	$—	$—	$9,272

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended September 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) September 30, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	2,530	$347,673
General Dynamics Corp.	1,612	330,009
Lockheed Martin Corp.	68	23,525
Raytheon Co.	3,826	790,681
Rockwell Collins, Inc.	1,067	149,881

		1,641,769
Airlines — 0.4%
Delta Air Lines, Inc.	7,618	440,549

Banks — 10.1%
Bank of America Corp.	42,973	1,265,985
Citigroup, Inc.	35,254	2,529,122
Citizens Financial Group, Inc.	31,556	1,217,115
East West Bancorp, Inc.	5,622	339,400
First Hawaiian, Inc.	27,124	736,688
First Republic Bank	12,646	1,214,016
JPMorgan Chase & Co.	18,565	2,094,875
KeyCorp	3,389	67,407
Signature Bank	1,951	224,053
Synovus Financial Corp.	795	36,403
Wells Fargo & Co.	12,824	674,029

		10,399,093
Beverages — 0.0%
PepsiCo, Inc.	266	29,739

Biotechnology — 2.2%
AbbVie, Inc.	2,327	220,088
Celgene Corp.(a)	4,911	439,485
Gilead Sciences, Inc.	17,698	1,366,463
Vertex Pharmaceuticals, Inc.(a)	1,318	254,031

		2,280,067
Building Products — 1.1%
Fortune Brands Home & Security, Inc.	21,698	1,136,107

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	878	120,040
Charles Schwab Corp. (The)	10,674	524,627
Legg Mason, Inc.	10,767	336,254
Moelis & Co., Class A	14,280	782,544
Morgan Stanley	33,167	1,544,587

		3,308,052
Chemicals — 2.5%
Air Products & Chemicals, Inc.	8,661	1,446,820
Celanese Corp.	921	104,994
DowDuPont, Inc.	621	39,937
Eastman Chemical Co.	6,409	613,469
Ecolab, Inc.	807	126,521
Huntsman Corp.	1,403	38,204
WR Grace & Co.	3,146	224,813

		2,594,758
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.(a)	6,009	430,124

Communications Equipment — 2.5%
Cisco Systems, Inc.	47,934	2,331,989
Motorola Solutions, Inc.	1,700	221,238

		2,553,227

Security	Shares	Value
Consumer Finance — 1.8%
Ally Financial, Inc.	3,099	$81,969
American Express Co.	4,803	511,471
Capital One Financial Corp.	9,530	904,683
Discover Financial Services	826	63,148
OneMain Holdings, Inc.(a)	7,838	263,435

		1,824,706
Containers & Packaging — 0.2%
WestRock Co.	3,474	185,651

Diversified Consumer Services — 0.1%
H&R Block, Inc.	5,607	144,380

Diversified Financial Services — 2.3%
AXA Equitable Holdings, Inc.	19,679	422,114
Berkshire Hathaway, Inc., Class B(a)	8,887	1,902,796

		2,324,910
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	57,364	1,926,283
Verizon Communications, Inc.	9,728	519,378

		2,445,661
Electric Utilities — 3.1%
Evergy, Inc.	15,877	871,965
Eversource Energy	13,599	835,522
Pinnacle West Capital Corp.	12,039	953,248
Portland General Electric Co.	11,687	533,044

		3,193,779
Electrical Equipment — 1.2%
AMETEK, Inc.	12,748	1,008,622
Rockwell Automation, Inc.	1,236	231,774

		1,240,396
Electronic Equipment, Instruments & Components — 0.5%
Dolby Laboratories, Inc., Class A	5,866	410,444
National Instruments Corp.	550	26,581
TE Connectivity Ltd.	663	58,298

		495,323
Energy Equipment & Services — 0.6%
Halliburton Co.	11,318	458,719
Helmerich & Payne, Inc.	977	67,188
TechnipFMC plc	3,500	109,375

		635,282
Equity Real Estate Investment Trusts (REITs) — 4.9%
Highwoods Properties, Inc.	12,637	597,225
Host Hotels & Resorts, Inc.	19,021	401,343
Outfront Media, Inc.	15,093	301,105
Paramount Group, Inc.	4,448	67,120
Park Hotels & Resorts, Inc.	16,101	528,435
Prologis, Inc.	22,115	1,499,176
Realty Income Corp.	18,189	1,034,772
Simon Property Group, Inc.	3,480	615,090

		5,044,266
Food & Staples Retailing — 2.1%
Walmart, Inc.	22,800	2,141,148

Food Products — 2.9%
Archer-Daniels-Midland Co.	26,903	1,352,414
Hershey Co. (The)	11,242	1,146,684
Kellogg Co.	1,461	102,299
Pilgrim’s Pride Corp.(a)(b)	6,320	114,329
Tyson Foods, Inc., Class A	5,351	318,545

		3,034,271

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Gas Utilities — 0.2%
UGI Corp.	4,586	$254,431

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	745	54,653
Danaher Corp.	6,923	752,253
Masimo Corp.(a)	8,776	1,092,963
Medtronic plc	2,428	238,842
Stryker Corp.	1,692	300,635

		2,439,346
Health Care Providers & Services — 3.4%
Aetna, Inc.	1,535	311,375
AmerisourceBergen Corp.	3,582	330,332
Cardinal Health, Inc.(b)	3,974	214,596
Express Scripts Holding Co.(a)	3,870	367,689
Humana, Inc.	3,543	1,199,376
McKesson Corp.	3,779	501,284
WellCare Health Plans, Inc.(a)	1,974	632,647

		3,557,299
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(a)	7,100	772,977

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	3,044	194,116
Darden Restaurants, Inc.	6,822	758,538
Las Vegas Sands Corp.	19,736	1,170,937
McDonald’s Corp.	8,485	1,419,456

		3,543,047
Household Durables — 0.4%
Garmin Ltd.	5,210	364,961

Household Products — 1.4%
Church & Dwight Co., Inc.	16,504	979,842
Procter & Gamble Co. (The)	4,969	413,570

		1,393,412
Insurance — 4.8%
Allstate Corp. (The)	14,611	1,442,106
American Financial Group, Inc.	3,098	343,785
Athene Holding Ltd., Class A(a)	3,470	179,260
First American Financial Corp.	9,113	470,140
Hartford Financial Services Group, Inc. (The)	6,881	343,775
Lincoln National Corp.	15,266	1,032,897
Progressive Corp. (The)	466	33,105
Prudential Financial, Inc.	8,252	836,093
Unum Group	7,847	306,582

		4,987,743
Internet Software & Services — 0.3%(a)
Facebook, Inc., Class A	513	84,368
Yelp, Inc.	3,785	186,222

		270,590
IT Services — 2.1%
Booz Allen Hamilton Holding Corp.	13,959	692,785
Fidelity National Information Services, Inc.	10,817	1,179,810
First Data Corp., Class A(a)	4,885	119,536
International Business Machines Corp.	1,343	203,075

		2,195,206
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	2,954	208,375

Security	Shares	Value
Machinery — 2.9%
Crane Co.	11,575	$1,138,401
Illinois Tool Works, Inc.	2,664	375,944
Ingersoll-Rand plc	3,354	343,114
Oshkosh Corp.	5,499	391,749
PACCAR, Inc.	11,250	767,137

		3,016,345
Media — 1.9%
Comcast Corp., Class A	20,523	726,719
Interpublic Group of Cos., Inc. (The)	1,560	35,677
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	9,094	395,044
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	5,154	223,941
Tribune Media Co., Class A	1,262	48,499
Viacom, Inc., Class B	15,778	532,665

		1,962,545
Metals & Mining — 1.0%
Newmont Mining Corp.	20,807	628,371
Reliance Steel & Aluminum Co.	5,092	434,297

		1,062,668
Multiline Retail — 1.5%
Target Corp.	17,048	1,503,804

Multi-Utilities — 1.8%
CenterPoint Energy, Inc.	18,045	498,944
CMS Energy Corp.	3,113	152,537
Consolidated Edison, Inc.	15,997	1,218,812

		1,870,293
Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	20,716	1,396,466
Antero Resources Corp.(a)(b)	17,893	316,885
Chevron Corp.	4,789	585,599
ConocoPhillips	23,840	1,845,216
Continental Resources, Inc.(a)	1,843	125,840
Exxon Mobil Corp.	28,558	2,428,001
Kinder Morgan, Inc.	28,664	508,213
Occidental Petroleum Corp.	11,832	972,235
Phillips 66	13,469	1,518,226
Plains GP Holdings LP, Class A(a)	5,772	141,587
Suncor Energy, Inc.	1,478	57,184

		9,895,452
Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	4,228	230,637

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	24,248	1,505,316
Eli Lilly & Co.	3,818	409,709
Johnson & Johnson	17,052	2,356,075
Merck & Co., Inc.	26,567	1,884,663
Pfizer, Inc.	16,319	719,178
Zoetis, Inc.	519	47,520

		6,922,461
Professional Services — 0.4%
Insperity, Inc.	541	63,811
ManpowerGroup, Inc.	3,836	329,743

		393,554
Road & Rail — 0.4%
Norfolk Southern Corp.	2,565	462,983

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Inc.	1,481	$365,407
Intel Corp.	32,975	1,559,388
Maxim Integrated Products, Inc.	18,657	1,052,068
Xilinx, Inc.	3,226	258,629

		3,235,492
Software — 1.3%
Microsoft Corp.	4,784	547,146
VMware, Inc., Class A(a)	4,303	671,526
Zendesk, Inc.(a)	1,675	118,925

		1,337,597
Specialty Retail — 0.5%
AutoNation, Inc.(a)(b)	1,335	55,469
Penske Automotive Group, Inc.	5,279	250,172
Tiffany & Co.	2,014	259,746

		565,387
Technology Hardware, Storage & Peripherals — 0.6%
HP, Inc.	21,293	548,721
Pure Storage, Inc., Class A(a)	4,616	119,785

		668,506
Textiles, Apparel & Luxury Goods — 0.2%
Michael Kors Holdings Ltd.(a)	2,978	204,172

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.(a)	1,080	47,790

Tobacco — 0.4%
Philip Morris International, Inc.	4,808	392,044

Water Utilities — 0.3%
American Water Works Co., Inc.(b)	3,830	336,925

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	26,677	$811,781

Total Common Stocks — 99.1% (Cost: $95,813,674)		102,431,081

Total Long-Term Investments — 99.1% (Cost: $95,813,674)		102,431,081

Short-Term Securities — 1.4%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%	976,009	976,009
SL Liquidity Series, LLC, Money Market Series,
2.27%(d)	451,049	451,094

Total Short-Term Securities — 1.4% (Cost: $1,427,103)		1,427,103

Total Investments — 100.5% (Cost: $97,240,777)		103,858,184

Liabilities in Excess of Other Assets — (0.5)%		(546,601)

Net Assets — 100.0%		$103,311,583

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,446,302	(470,293)	976,009	$976,009	$10,339		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,613,873	(3,162,824)	451,049	451,094	3,368	(b)	1,500	85

				$1,427,103	$13,707		$1,500	$85

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	12/21/18	$1,022	$1,930

Portfolio Abbreviations

S&P — Standard & Poor’s

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$102,431,081	$—	$—	$102,431,081
Short-Term Securities	976,009	—	—	976,009

Subtotal	$103,407,090	$—	$—	$103,407,090

Investments valued at NAV(b)				451,094

Total Investments				$103,858,184

Derivative Financial Instruments(c)
Assets:
Equity contracts	$1,930	$—	$—	$1,930

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended September 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) September 30, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.6%
Boeing Co. (The)	1,075	$399,792
Curtiss-Wright Corp.	13,923	1,913,299
General Dynamics Corp.	7,085	1,450,441
HEICO Corp., Class A	187	14,119
KLX, Inc.(a)	706	44,323
Lockheed Martin Corp.	665	230,063
Raytheon Co.	14,102	2,914,319
Rockwell Collins, Inc.	1,481	208,036

		7,174,392
Airlines — 0.4%
Delta Air Lines, Inc.	17,719	1,024,690

Auto Components — 0.3%
BorgWarner, Inc.	17,700	757,206
Modine Manufacturing Co.(a)	7,636	113,776

		870,982
Banks — 4.4%
Bank of America Corp.	12,932	380,977
Citigroup, Inc.	45,406	3,257,426
Citizens Financial Group, Inc.	38,380	1,480,317
East West Bancorp, Inc.	3,024	182,559
First Hawaiian, Inc.	7,616	206,851
First Horizon National Corp.	96,596	1,667,247
First Republic Bank(b)	25,907	2,487,072
JPMorgan Chase & Co.	12,297	1,387,593
Republic First Bancorp, Inc.(a)(b)	34,663	247,840
Shore Bancshares, Inc.(b)	4,547	81,027
Signature Bank	740	84,982
Synovus Financial Corp.	8,420	385,552
TriState Capital Holdings, Inc.(a)	1,748	48,245

		11,897,688
Beverages — 1.1%
Brown-Forman Corp., Class B	1,429	72,236
Coca-Cola European Partners plc	8,729	396,908
Monster Beverage Corp.(a)	5,100	297,228
PepsiCo, Inc.	20,847	2,330,694

		3,097,066
Biotechnology — 4.2%
AbbVie, Inc.	26,791	2,533,893
Amgen, Inc.	2,974	616,480
Celgene Corp.(a)	20,848	1,865,688
Genomic Health, Inc.(a)	5,446	382,418
Gilead Sciences, Inc.	48,516	3,745,920
Incyte Corp.(a)	3,950	272,866
Vertex Pharmaceuticals, Inc.(a)	10,392	2,002,954

		11,420,219
Building Products — 1.1%
Fortune Brands Home & Security, Inc.	54,626	2,860,217

Capital Markets — 3.4%
BrightSphere Investment Group plc	16,288	201,971
Charles Schwab Corp. (The)	62,299	3,061,996
Evercore, Inc., Class A	407	40,924
Moelis & Co., Class A	33,311	1,825,443
Morgan Stanley	48,796	2,272,430
S&P Global, Inc.	7,963	1,555,890
Westwood Holdings Group, Inc.	3,542	183,263

		9,141,917

Security	Shares	Value
Chemicals — 1.5%
Air Products & Chemicals, Inc.	19,349	$3,232,251
Eastman Chemical Co.	5,968	571,257
Ecolab, Inc.	1,336	209,458
WR Grace & Co.	2,124	151,781

		4,164,747
Commercial Services & Supplies — 0.3%
McGrath RentCorp	12,216	665,406

Communications Equipment — 1.8%
Cisco Systems, Inc.	85,372	4,153,348
Motorola Solutions, Inc.	5,123	666,707
Palo Alto Networks, Inc.(a)	333	75,012

		4,895,067
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	16,468	928,795

Consumer Finance — 0.6%
American Express Co.	7,033	748,944
Green Dot Corp., Class A(a)	10,431	926,482

		1,675,426
Containers & Packaging — 0.4%
Packaging Corp. of America	9,506	1,042,713

Diversified Consumer Services — 0.5%
H&R Block, Inc.	49,733	1,280,625

Diversified Financial Services — 1.0%(a)
Berkshire Hathaway, Inc., Class B	7,218	1,545,446
FGL Holdings	128,475	1,149,851
On Deck Capital, Inc.	8,214	62,180

		2,757,477
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	51,196	1,719,162
Cogent Communications Holdings, Inc.	843	47,039
IDT Corp., Class B(a)	20,366	108,754
Zayo Group Holdings, Inc.(a)	22,229	771,791

		2,646,746
Electric Utilities — 1.3%
Eversource Energy	7,936	487,588
IDACORP, Inc.	22,088	2,191,792
Pinnacle West Capital Corp.	1,385	109,664
Portland General Electric Co.	14,117	643,877

		3,432,921
Electrical Equipment — 1.0%
AMETEK, Inc.	27,899	2,207,369
Rockwell Automation, Inc.	3,293	617,503

		2,824,872
Electronic Equipment, Instruments & Components — 0.9%
AVX Corp.	53,879	972,516
CDW Corp.	7,078	629,376
TE Connectivity Ltd.	7,888	693,592

		2,295,484
Energy Equipment & Services — 0.4%
Archrock, Inc.	7,412	90,426
Halliburton Co.	22,408	908,196
TechnipFMC plc	5,310	165,938

		1,164,560

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.7%
Highwoods Properties, Inc.	25,493	$1,204,799
Host Hotels & Resorts, Inc.	47,586	1,004,065
Prologis, Inc.	51,421	3,485,830
Realty Income Corp.	53,517	3,044,582
Rexford Industrial Realty, Inc.	6,008	192,016
Simon Property Group, Inc.	6,264	1,107,162
STAG Industrial, Inc.	1,767	48,592

		10,087,046
Food & Staples Retailing — 1.7%
Chefs’ Warehouse, Inc. (The)(a)	12,282	446,451
Costco Wholesale Corp.	3,635	853,789
Walmart, Inc.	35,650	3,347,891

		4,648,131
Food Products — 2.2%
Archer-Daniels-Midland Co.	65,807	3,308,118
Hershey Co. (The)	26,991	2,753,082

		6,061,200
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	22,100	1,854,190

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	10,327	757,589
Cantel Medical Corp.	1,581	145,547
Danaher Corp.	22,024	2,393,128
IDEXX Laboratories, Inc.(a)	963	240,422
Masimo Corp.(a)	17,600	2,191,904
Stryker Corp.	10,221	1,816,067

		7,544,657
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	10,880	1,003,353
Express Scripts Holding Co.(a)	5,070	481,701
Humana, Inc.	10,548	3,570,709
McKesson Corp.	7,837	1,039,578
UnitedHealth Group, Inc.	3,044	809,826
WellCare Health Plans, Inc.(a)	3,819	1,223,951

		8,129,118
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(a)	17,935	1,952,583

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	23,994	1,530,097
Carrols Restaurant Group, Inc.(a)	9,302	135,809
Darden Restaurants, Inc.	16,871	1,875,887
Domino’s Pizza, Inc.	2,353	693,664
Las Vegas Sands Corp.	51,525	3,056,978
McDonald’s Corp.	18,237	3,050,868

		10,343,303
Household Durables — 0.5%
DR Horton, Inc.	11,343	478,448
Garmin Ltd.	12,439	871,352

		1,349,800
Household Products — 0.4%
Church & Dwight Co., Inc.	18,345	1,089,143

Insurance — 3.1%
Allstate Corp. (The)	32,928	3,249,994
American Financial Group, Inc.	2,833	314,378
Arthur J Gallagher & Co.	7,947	591,575
Athene Holding Ltd., Class A(a)	17,597	909,061
First American Financial Corp.	1,023	52,777
Hanover Insurance Group, Inc. (The)	8,093	998,433
Hartford Financial Services Group, Inc. (The)	26,125	1,305,205

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	2,012	$136,132
Progressive Corp. (The)	6,711	476,749
Unum Group	7,333	286,500

		8,320,804
Internet & Direct Marketing Retail — 2.4%(a)
Amazon.com, Inc.	2,970	5,948,910
Netflix, Inc.	1,524	570,174

		6,519,084
Internet Software & Services — 5.2%(a)
Alphabet, Inc., Class A	1,582	1,909,601
Alphabet, Inc., Class C	2,751	3,283,236
Care.com, Inc.	12,001	265,342
Facebook, Inc., Class A	29,207	4,803,383
GoDaddy, Inc., Class A	16,680	1,390,945
New Relic, Inc.	3,805	358,545
Twitter, Inc.	9,945	283,035
VeriSign, Inc.	7,733	1,238,208
Yelp, Inc.	13,261	652,441

		14,184,736
IT Services — 4.5%
Automatic Data Processing, Inc.	11,096	1,671,723
Booz Allen Hamilton Holding Corp.(b)	19,208	953,293
Fidelity National Information Services, Inc.	29,019	3,165,102
First Data Corp., Class A(a)	47,795	1,169,544
Mastercard, Inc., Class A(b)	15,344	3,415,728
Square, Inc., Class A(a)	13,465	1,333,170
Total System Services, Inc.	1,665	164,402
Visa, Inc., Class A	1,778	266,860

		12,139,822
Leisure Products — 0.1%(a)
Malibu Boats, Inc., Class A	1,696	92,805
MCBC Holdings, Inc.	6,866	246,352

		339,157
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	7,582	534,834
Medpace Holdings, Inc.(a)	9,216	552,131
Thermo Fisher Scientific, Inc.	204	49,792

		1,136,757
Machinery — 3.9%
Crane Co.	9,185	903,345
Global Brass & Copper Holdings, Inc.	729	26,900
Illinois Tool Works, Inc.	23,698	3,344,262
Ingersoll-Rand plc	11,650	1,191,795
ITT, Inc.	8,658	530,389
Meritor, Inc.(a)	29,338	567,984
Milacron Holdings Corp.(a)	2,532	51,273
Oshkosh Corp.	11,673	831,584
PACCAR, Inc.	46,246	3,153,515

		10,601,047
Media — 1.5%
CBS Corp. (Non-Voting), Class B	909	52,222
Clear Channel Outdoor Holdings, Inc., Class A	16,273	96,824
Comcast Corp., Class A	41,771	1,479,111
Interpublic Group of Cos., Inc. (The)	31,037	709,816
John Wiley & Sons, Inc., Class A	3,210	194,526
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	6,484	281,665
Live Nation Entertainment, Inc.(a)	1,908	103,929
Twenty-First Century Fox, Inc., Class A	1,606	74,406
Viacom, Inc., Class B	16,361	552,348
World Wrestling Entertainment, Inc., Class A	6,614	639,772

		4,184,619

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 0.5%
Newmont Mining Corp.	33,538	$1,012,848
Reliance Steel & Aluminum Co.	4,311	367,685

		1,380,533
Multiline Retail — 1.3%
Target Corp.	39,120	3,450,775

Multi-Utilities — 0.3%
Avista Corp.	593	29,982
CenterPoint Energy, Inc.	4,396	121,549
CMS Energy Corp.	12,148	595,252

		746,783
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	37,560	2,531,920
Antero Resources Corp.(a)	2,380	42,150
ConocoPhillips	41,066	3,178,508
CONSOL Energy, Inc.(a)	1,476	60,235
Continental Resources, Inc.(a)	4,624	315,727
Exxon Mobil Corp.	21,555	1,832,606
Occidental Petroleum Corp.	17,673	1,452,190
PBF Energy, Inc., Class A	1,458	72,769
Phillips 66	29,182	3,289,395
Plains GP Holdings LP, Class A(a)	2,407	59,044
Williams Cos., Inc. (The)	2,288	62,211

		12,896,755
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	7,065	1,026,686
Herbalife Nutrition Ltd.(a)	6,013	328,009
USANA Health Sciences, Inc.(a)	620	74,741

		1,429,436
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	37,408	2,322,289
Eli Lilly & Co.	16,616	1,783,063
Johnson & Johnson	23,008	3,179,015
Merck & Co., Inc.	24,744	1,755,339
Zoetis, Inc.	17,815	1,631,142

		10,670,848
Professional Services — 0.7%
Insperity, Inc.	6,724	793,096
Kforce, Inc.	4,914	184,766
ManpowerGroup, Inc.	9,727	836,133

		1,813,995
Real Estate Management & Development — 0.0%
Marcus & Millichap, Inc.(a)(b)	1,719	59,666

Road & Rail — 0.5%
Landstar System, Inc.	1,669	203,618
Norfolk Southern Corp.	2,749	496,195
Universal Logistics Holdings, Inc.	20,678	760,950

		1,460,763
Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.	20,960	810,104
Broadcom, Inc.	2,196	541,819
Intel Corp.	34,359	1,624,837
Maxim Integrated Products, Inc.	52,393	2,954,441
NVIDIA Corp.	6,838	1,921,615
NXP Semiconductors NV(a)	1,156	98,838
Xilinx, Inc.	20,713	1,660,561

		9,612,215
Software — 5.4%
Adobe Systems, Inc.(a)	5,115	1,380,794
Altair Engineering, Inc., Class A(a)	1,995	86,683
Dell Technologies, Inc., Class V(a)	2,602	252,706
Microsoft Corp.	69,309	7,926,870
Progress Software Corp.	3,778	133,326

Security	Shares	Value
Software (continued)
RingCentral, Inc., Class A(a)	8,526	$793,344
VMware, Inc., Class A(a)	9,618	1,500,985
Workiva, Inc.(a)	15,215	600,993
Zendesk, Inc.(a)	29,063	2,063,473

		14,739,174
Specialty Retail — 2.3%
AutoNation, Inc.(a)	22,426	931,801
Penske Automotive Group, Inc.(b)	35,734	1,693,434
Tiffany & Co.	10,495	1,353,540
TJX Cos., Inc. (The)	20,601	2,307,724

		6,286,499
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	40,489	9,139,987
HP, Inc.	59,175	1,524,940
Pure Storage, Inc., Class A(a)	34,294	889,929

		11,554,856
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	2,130	346,104
Michael Kors Holdings Ltd.(a)	7,940	544,366
Movado Group, Inc.	6,450	270,255
NIKE, Inc., Class B	6,404	542,547

		1,703,272
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.(a)	6,452	285,501
Meridian Bancorp, Inc.	1,460	24,820
Riverview Bancorp, Inc.	25,565	225,995
United Community Financial Corp.	98,351	951,054
Washington Federal, Inc.	11,697	374,304

		1,861,674
Tobacco — 0.2%
Altria Group, Inc.	6,443	388,577

Water Utilities — 0.2%
American Water Works Co., Inc.	6,281	552,540

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	7,015	45,878
Telephone & Data Systems, Inc.	28,420	864,821

		910,699
Total Common Stocks — 99.1% (Cost: $245,452,483)		269,266,267

Total Long-Term Investments — 99.1% (Cost: $245,452,483)		269,266,267

Short-Term Securities — 3.1%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%	2,318,705	2,318,705
SL Liquidity Series, LLC, Money Market Series,
2.27%(d)	6,107,501	6,108,112

Total Short-Term Securities — 3.1% (Cost: $8,426,817)		8,426,817

Total Investments — 102.2% (Cost: $253,879,300)		277,693,084
Liabilities in Excess of Other Assets — (2.2)%		(6,023,626)

Net Assets — 100.0%		$271,669,458

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage U.S. Total Market V.I. Fund

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/2017	Net Activity	Shares Held at 09/30/2018	Value at 09/30/2018	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,558,684	760,021	2,318,705	$2,318,705	$28,009		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,368,069	(2,260,568)	6,107,501	6,108,112	9,044	(b)	1,559	70

				$8,426,817	$37,053		$1,559	$70

(a)	Including net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	12/21/18	$2,773	$6,054

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Advantage U.S. Total Market V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$269,266,267	$—	$—	$269,266,267
Short-Term Securities	2,318,705	—	—	2,318,705

Subtotal	$271,584,972	$—	$—	$271,584,972

Investments Valued at NAV(b)				$6,108,112

Total Investments				$277,693,084

Derivative Financial Instruments(c)
Assets:
Equity contracts	$6,054	$—	$—	$6,054

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) September 30, 2018	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.3%

Auto Components — 0.7%
Lear Corp.	21,404	$3,103,580

Banks — 12.7%
Bank of America Corp.	44,733	1,317,834
Citigroup, Inc.	158,564	11,375,382
JPMorgan Chase & Co.(a)	205,117	23,145,402
Regions Financial Corp.	392,249	7,197,769
Wells Fargo & Co.	309,798	16,282,983

		59,319,370
Beverages — 2.4%
Molson Coors Brewing Co., Class B	184,733	11,361,080

Biotechnology — 2.0%
Biogen, Inc.(b)	6,927	2,447,379
Gilead Sciences, Inc.	92,491	7,141,230

		9,588,609
Capital Markets — 2.8%
E*TRADE Financial Corp.(b)	69,638	3,648,335
Morgan Stanley	162,979	7,589,932
Nasdaq, Inc.(a)	15,802	1,355,811
State Street Corp.	5,410	453,250

		13,047,328
Chemicals — 0.9%
Akzo Nobel NV, ADR	130,885	4,077,722

Communications Equipment — 5.1%
Cisco Systems, Inc.	492,357	23,953,168

Consumer Finance — 1.4%
Ally Financial, Inc.	77,185	2,041,544
Capital One Financial Corp.	37,540	3,563,672
SLM Corp.(a)(b)	106,308	1,185,334

		6,790,550
Containers & Packaging — 0.3%
Owens-Illinois, Inc.(b)	75,427	1,417,273

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	250,448	13,371,419

Electric Utilities — 4.7%
Exelon Corp.	207,790	9,072,111
FirstEnergy Corp.	211,916	7,876,918
PG&E Corp.(a)(b)	106,422	4,896,476

		21,845,505
Electrical Equipment — 2.3%
ABB Ltd., ADR(a)	290,854	6,872,880
Hubbell, Inc.	27,813	3,714,982

		10,587,862
Food & Staples Retailing — 2.2%
Kroger Co. (The)	136,244	3,966,063
Walgreens Boots Alliance, Inc.(a)	87,341	6,367,159

		10,333,222
Food Products — 3.1%(a)
JM Smucker Co. (The)	58,758	6,029,158
Kellogg Co.	119,742	8,384,335

		14,413,493
Health Care Equipment & Supplies — 8.7%
Baxter International, Inc.	118,839	9,161,298
Koninklijke Philips NV, ADR(a)	140,021	6,372,356
Medtronic plc	75,072	7,384,833
Zimmer Biomet Holdings, Inc.	136,574	17,955,384

		40,873,871

Security	Shares	Value
Health Care Providers & Services — 1.6%(b)
Elanco Animal Health, Inc.	20,360	$710,360
Laboratory Corp. of America Holdings	38,735	6,727,495

		7,437,855
Independent Power and Renewable Electricity Producers — 2.8%
AES Corp.	937,586	13,126,204

Industrial Conglomerates — 1.1%
General Electric Co.	454,736	5,133,969

Insurance — 4.7%
American International Group, Inc.	95,250	5,071,110
Assured Guaranty Ltd.(a)	79,307	3,349,134
Brighthouse Financial, Inc.(b)	47,274	2,091,402
Hartford Financial Services Group, Inc. (The)	138,108	6,899,876
Lincoln National Corp.	69,268	4,686,673

		22,098,195
Media — 3.5%
Comcast Corp., Class A	169,118	5,988,468
DISH Network Corp., Class A(b)	81,140	2,901,566
Interpublic Group of Cos., Inc. (The)(a)	325,464	7,443,362

		16,333,396
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	256,390	3,568,949
Nucor Corp.(a)	60,473	3,837,012

		7,405,961
Oil, Gas & Consumable Fuels — 11.0%
ConocoPhillips	110,064	8,518,954
Devon Energy Corp.	176,746	7,059,235
Marathon Oil Corp.	140,027	3,259,828
Marathon Petroleum Corp.	55,014	4,399,470
Royal Dutch Shell plc, ADR, Class A	133,143	9,072,364
Suncor Energy, Inc.	245,638	9,503,734
Valero Energy Corp.	18,301	2,081,739
Williams Cos., Inc. (The)	270,709	7,360,578

		51,255,902
Pharmaceuticals — 8.0%
Novartis AG, ADR	134,299	11,571,202
Pfizer, Inc.	587,366	25,885,219

		37,456,421
Road & Rail — 1.3%
Norfolk Southern Corp.	32,780	5,916,790

Semiconductors & Semiconductor Equipment — 3.4%
QUALCOMM, Inc.	220,387	15,874,476

Software — 0.9%
Oracle Corp.	83,630	4,311,963

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	27,900	3,203,478

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	27,454	6,197,466

Wireless Telecommunication Services — 2.2%
Telephone & Data Systems, Inc.	309,476	9,417,355
United States Cellular Corp.(a)(b)	22,907	1,025,775

		10,443,130
Total Common Stocks — 96.3% (Cost: $375,299,864)		450,279,258

Total Long-Term Investments — 96.3% (Cost: $375,299,864)		450,279,258

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 8.4%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%	17,539,868	$17,539,868
SL Liquidity Series, LLC, Money Market Series,
2.27%(d)	21,774,664	21,776,841

Total Short-Term Securities — 8.4% (Cost: $39,318,496)		39,316,709

Value
Total Investments — 104.7% (Cost: $414,618,360)	$489,595,967
Liabilities in Excess of Other Assets — (4.7)%	(22,172,069)

Net Assets — 100.0%	$467,423,898

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,156,745	14,383,123	17,539,868	$17,539,868	$119,796		$—	$—
SL Liquidity Series, LLC, Money Market Series	28,837,798	(7,063,134)	21,774,664	21,776,841	45,635	(b)	28	(1,180)

				$39,316,709	$165,431		$28	$(1,180)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Basic Value V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Semi-annual.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$450,279,258	$—	$—	$450,279,258
Short-Term Securities	17,539,868	—	—	17,539,868

Subtotal	$467,819,126	$—	$—	$467,819,126

Investments Valued at NAV(b)				21,776,841

Total Investments				$489,595,967

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) September 30, 2018	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 1.0%
TransDigm Group, Inc.(a)	8,979	$3,342,882

Automobiles — 0.6%
Tesla, Inc.(a)(b)	6,817	1,804,937

Banks — 0.8%
First Republic Bank	25,662	2,463,552

Beverages — 2.6%
Constellation Brands, Inc., Class A	38,654	8,334,575

Biotechnology — 1.7%(a)
BioMarin Pharmaceutical, Inc.	22,538	2,185,510
Vertex Pharmaceuticals, Inc.	16,042	3,091,935

		5,277,445
Capital Markets — 3.3%
CME Group, Inc.	18,882	3,213,905
E*TRADE Financial Corp.(a)	56,138	2,941,070
S&P Global, Inc.	22,008	4,300,143

		10,455,118
Chemicals — 2.4%
DowDuPont, Inc.	25,932	1,667,687
Praxair, Inc.	11,198	1,799,855
Sherwin-Williams Co. (The)	8,891	4,047,272

		7,514,814
Construction Materials — 0.9%
Vulcan Materials Co.	26,789	2,978,937

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	19,695	4,216,896

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(a)	33,268	1,155,065

Equity Real Estate Investment Trusts (REITs) — 1.5%
SBA Communications Corp.(a)	29,018	4,661,161

Health Care Equipment & Supplies — 4.1%
Becton Dickinson and Co.	25,497	6,654,717
Boston Scientific Corp.(a)	164,145	6,319,583

		12,974,300
Health Care Providers & Services — 5.4%
Centene Corp.(a)	17,351	2,512,078
UnitedHealth Group, Inc.	54,830	14,586,973

		17,099,051
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	11,002	3,243,390

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	17,982	2,992,205
Roper Technologies, Inc.	10,100	2,991,721

		5,983,926
Internet & Direct Marketing Retail — 15.9%(a)
Amazon.com, Inc.	15,905	31,857,715
Booking Holdings, Inc.	4,505	8,937,920
Netflix, Inc.	25,971	9,716,530

		50,512,165
Internet Software & Services — 11.4%
Alphabet, Inc., Class A(a)	13,353	16,118,139
Facebook, Inc., Class A(a)	41,438	6,814,893
MercadoLibre, Inc.	14,696	5,003,547
Tencent Holdings Ltd.	206,000	8,411,151

		36,347,730

Security	Shares	Value
IT Services — 9.2%
Mastercard, Inc., Class A	35,307	$7,859,691
PayPal Holdings, Inc.(a)	58,111	5,104,470
Visa, Inc., Class A	107,315	16,106,909

		29,071,070
Life Sciences Tools & Services — 1.8%
Illumina, Inc.(a)	15,182	5,572,705

Machinery — 1.2%
Xylem, Inc.	49,396	3,945,259

Pharmaceuticals — 0.8%
Zoetis, Inc.	29,611	2,711,183

Professional Services — 2.9%
CoStar Group, Inc.(a)	12,834	5,401,060
Equifax, Inc.	30,333	3,960,580

		9,361,640
Road & Rail — 1.6%
Union Pacific Corp.	31,628	5,149,987

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV (Registered), NYRS	31,681	5,956,662
NVIDIA Corp.	16,877	4,742,774
Texas Instruments, Inc.	30,101	3,229,536

		13,928,972
Software — 16.6%
Activision Blizzard, Inc.	49,441	4,112,997
Adobe Systems, Inc.(a)	27,122	7,321,584
Autodesk, Inc.(a)	31,796	4,963,673
Electronic Arts, Inc.(a)	54,543	6,571,886
Intuit, Inc.	14,968	3,403,723
Microsoft Corp.	178,511	20,416,303
salesforce.com, Inc.(a)	36,553	5,813,024

		52,603,190
Specialty Retail — 3.3%
Home Depot, Inc. (The)	17,719	3,670,491
Ulta Beauty, Inc.(a)	24,447	6,896,988

		10,567,479
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	41,255	3,495,124

Total Common Stocks — 99.1% (Cost: $207,992,016)		314,772,553

Preferred Stocks — 0.9%

Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $2,858,020), 0.00%(a)(c)(d)	466,235	2,704,163

Total Preferred Stocks — 0.9% (Cost: $2,858,020)		2,704,163

Total Long-Term Investments — 100.0% (Cost: $210,850,036)		317,476,716

Short-Term Securities — 0.3%(e)(g)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%	863,976	863,976
SL Liquidity Series, LLC, Money Market Series,
2.27%(f)	105,574	105,584

Total Short-Term Securities — 0.3% (Cost: $969,570)		969,560

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Value
Total Investments — 100.3% (Cost: $211,819,606)	$318,446,276
Liabilities in Excess of Other Assets — (0.3)%	(901,070)

Net Assets — 100.0%	$317,545,206

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,704,163, representing 0.85% of its net assets as of period end, and an original cost of $2,858,020.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,708,926	(1,844,950)	863,976	$863,976	$23,562		$—	$—
SL Liquidity Series, LLC, Money Market Series	15,258,256	(15,152,682)	105,574	105,584	33,343	(b)	1,347	(10)

				$969,560	$56,905		$1,347	$(10)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

NYRS — New York Registered Shares
REIT — Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Capital Appreciation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,342,882	$—	$—	$3,342,882
Automobiles	1,804,937	—	—	1,804,937
Banks	2,463,552	—	—	2,463,552
Beverages	8,334,575	—	—	8,334,575
Biotechnology	5,277,445	—	—	5,277,445
Capital Markets	10,455,118	—	—	10,455,118
Chemicals	7,514,814	—	—	7,514,814
Construction Materials	2,978,937	—	—	2,978,937
Diversified Financial Services	4,216,896	—	—	4,216,896
Diversified Telecommunication Services	1,155,065	—	—	1,155,065
Equity Real Estate Investment Trusts (REITs)	4,661,161	—	—	4,661,161
Health Care Equipment & Supplies	12,974,300	—	—	12,974,300
Health Care Providers & Services	17,099,051	—	—	17,099,051
Hotels, Restaurants & Leisure	3,243,390	—	—	3,243,390
Industrial Conglomerates	5,983,926	—	—	5,983,926
Internet & Direct Marketing Retail	50,512,165	—	—	50,512,165
Internet Software & Services	27,936,579	8,411,151	—	36,347,730
IT Services	29,071,070	—	—	29,071,070
Life Sciences Tools & Services	5,572,705	—	—	5,572,705
Machinery	3,945,259	—	—	3,945,259
Pharmaceuticals	2,711,183	—	—	2,711,183
Professional Services	9,361,640	—	—	9,361,640
Road & Rail	5,149,987	—	—	5,149,987
Semiconductors & Semiconductor Equipment	13,928,972	—	—	13,928,972
Software	52,603,190	—	—	52,603,190
Specialty Retail	10,567,479	—	—	10,567,479
Textiles, Apparel & Luxury Goods	3,495,124	—	—	3,495,124
Preferred Stocks	—	—	2,704,163	2,704,163
Short-Term Securities	863,976	—	—	863,976

Subtotal	$307,225,378	$8,411,151	$2,704,163	$318,340,692

Investments valued at NAV(a)				$105,584

Total Investments				$318,446,276

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

3

Schedule of Investments (unaudited) September 30, 2018	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.6%

Aerospace & Defense — 1.2%
Lockheed Martin Corp.	4,522	$1,564,431
Northrop Grumman Corp.	7,745	2,458,031

		4,022,462
Banks — 15.5%
Bank of America Corp.	357,001	10,517,249
Citigroup, Inc.	151,952	10,901,037
JPMorgan Chase & Co.	114,345	12,902,690
SunTrust Banks, Inc.	40,180	2,683,622
US Bancorp	78,656	4,153,823
Wells Fargo & Co.	185,409	9,745,097

		50,903,518
Beverages — 1.8%
Diageo plc	77,330	2,739,654
PepsiCo, Inc.	27,421	3,065,668

		5,805,322
Building Products — 0.7%
Johnson Controls International plc	65,470	2,291,450

Capital Markets — 3.2%
Charles Schwab Corp. (The)	27,586	1,355,852
Goldman Sachs Group, Inc. (The)	16,024	3,593,222
Morgan Stanley	99,455	4,631,619
State Street Corp.	9,580	802,612

		10,383,305
Chemicals — 1.0%
DowDuPont, Inc.	53,476	3,439,042

Communications Equipment — 1.6%
Cisco Systems, Inc.	40,237	1,957,530
Motorola Solutions, Inc.	25,165	3,274,973

		5,232,503
Construction Materials — 0.6%
CRH plc	63,614	2,081,824

Containers & Packaging — 0.3%
International Paper Co.	19,557	961,227

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	46,476	996,910

Diversified Telecommunication Services — 3.5%
BCE, Inc.	18,356	743,785
Verizon Communications, Inc.	203,984	10,890,706

		11,634,491
Electric Utilities — 3.7%
Edison International	19,874	1,345,072
FirstEnergy Corp.	105,708	3,929,166
NextEra Energy, Inc.	19,764	3,312,447
PG&E Corp.(a)	79,315	3,649,283

		12,235,968
Electrical Equipment — 0.1% nVent Electric plc	9,275	251,909

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	27,390	2,435,519

Food Products — 1.6%
Danone SA	9,913	770,391
Kellogg Co.	31,503	2,205,840
Mondelez International, Inc., Class A	26,770	1,150,039
Nestle SA (Registered)	11,990	998,007

		5,124,277

Security	Shares	Value
Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV	117,682	$5,364,120
Medtronic plc	49,438	4,863,216

		10,227,336
Health Care Providers & Services — 8.2%
Aetna, Inc.	27,461	5,570,464
Anthem, Inc.	32,921	9,022,000
Cardinal Health, Inc.	21,613	1,167,102
CVS Health Corp.	34,980	2,753,625
Humana, Inc.	4,679	1,583,935
McKesson Corp.	19,200	2,546,880
Quest Diagnostics, Inc.	6,960	751,054
UnitedHealth Group, Inc.	12,929	3,439,631

		26,834,691
Household Durables — 0.4%
Newell Brands, Inc.(b)	59,790	1,213,737

Household Products — 0.8%
Procter & Gamble Co. (The)	30,896	2,571,474

Industrial Conglomerates — 2.8% 3M Co.	10,058	2,119,321
General Electric Co.	275,327	3,108,442
Honeywell International, Inc.	24,915	4,145,856

		9,373,619
Insurance — 6.1%
American International Group, Inc.	106,516	5,670,912
Arthur J Gallagher & Co.	23,149	1,723,211
Brighthouse Financial, Inc.(a)	6,677	295,390
Marsh & McLennan Cos., Inc.	28,115	2,325,673
MetLife, Inc.	139,823	6,532,531
Travelers Cos., Inc. (The)	26,575	3,447,043

		19,994,760
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	24,360	1,879,374

Leisure Products — 0.4%
Mattel, Inc.(a)	76,340	1,198,538

Machinery — 0.2%
Pentair plc	18,601	806,353

Media — 1.9%
Comcast Corp., Class A	151,749	5,373,432
Interpublic Group of Cos., Inc. (The)	38,124	871,896

		6,245,328
Multiline Retail — 0.3%
Dollar General Corp.	9,305	1,017,037

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	67,376	3,556,779

Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp.	14,168	955,065
BP plc	866,112	6,638,527
Devon Energy Corp.	77,068	3,078,096
Enterprise Products Partners LP(b)	130,433	3,747,340
Hess Corp.	57,143	4,090,296
Marathon Oil Corp.	61,367	1,428,624
Marathon Petroleum Corp.	45,457	3,635,196
ONEOK, Inc.	31,338	2,124,403
Suncor Energy, Inc.	192,649	7,453,590
TOTAL SA, ADR	34,894	2,246,824
Williams Cos., Inc. (The)	119,038	3,236,643

		38,634,604

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products — 0.6%
Unilever NV, NYRS(b)	34,832	$1,934,918

Pharmaceuticals — 8.8%
AstraZeneca plc	79,476	6,194,684
Bayer AG (Registered)	24,431	2,167,046
Merck & Co., Inc.	71,133	5,046,175
Novo Nordisk A/S, ADR	48,860	2,303,261
Pfizer, Inc.	299,412	13,195,087

		28,906,253
Professional Services — 0.9%
Experian plc	65,469	1,679,939
Nielsen Holdings plc	52,197	1,443,769

		3,123,708
Road & Rail — 0.5%
Union Pacific Corp.	11,014	1,793,410

Semiconductors & Semiconductor Equipment — 2.0%
QUALCOMM, Inc.	65,956	4,750,811
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,587	1,748,162

		6,498,973
Software — 5.5%
Constellation Software, Inc.	2,091	1,537,706
Microsoft Corp.	69,536	7,952,832
Oracle Corp.	165,417	8,528,901

		18,019,439
Specialty Retail — 0.9%
Lowe’s Cos., Inc.	25,660	2,946,281

Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group Ltd.	1,948,000	1,419,301
Samsung Electronics Co. Ltd., GDR(c)	1,344	1,407,168

		2,826,469
Tobacco — 1.1%
Altria Group, Inc.	61,493	3,708,643

Total Common Stocks — 94.6% (Cost: $261,895,127)		311,111,451

Total Long-Term Investments — 94.6% (Cost: $261,895,127)		311,111,451

Security	Shares	Value
Short-Term Securities — 5.7%(d)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	17,699,628	$17,699,628
SL Liquidity Series, LLC, Money Market Series, 2.27%(e)	1,008,699	1,008,800

Total Short-Term Securities — 5.7% (Cost: $18,708,428)		18,708,428

Total Investments — 100.3% (Cost: $280,603,555)		329,819,879
Liabilities in Excess of Other Assets — (0.3)%		(1,114,994)

Net Assets — 100.0%		$328,704,885

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,132,925	3,566,703	17,699,628	$17,699,628	$186,251		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,608,659	(599,960)	1,008,699	1,008,800	5,820	(b)	1,209	254

				$18,708,428	$192,071		$1,209	$254

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Equity Dividend V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipt

GDR — Global Depositary Receipts

NYRS — New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Equity Dividend V.I. Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,022,462	$—	$—	$4,022,462
Banks	50,903,518	—	—	50,903,518
Beverages	3,065,668	2,739,654	—	5,805,322
Building Products	2,291,450	—	—	2,291,450
Capital Markets	10,383,305	—	—	10,383,305
Chemicals	3,439,042	—	—	3,439,042
Communications Equipment	5,232,503	—	—	5,232,503
Construction Materials	—	2,081,824	—	2,081,824
Containers & Packaging	961,227	—	—	961,227
Diversified Financial Services	996,910	—	—	996,910
Diversified Telecommunication Services	11,634,491	—	—	11,634,491
Electric Utilities	12,235,968	—	—	12,235,968
Electrical Equipment	251,909	—	—	251,909
Electronic Equipment, Instruments & Components	2,435,519	—	—	2,435,519
Food Products	3,355,879	1,768,398	—	5,124,277
Health Care Equipment & Supplies	4,863,216	5,364,120	—	10,227,336
Health Care Providers & Services	26,834,691	—	—	26,834,691
Household Durables	1,213,737	—	—	1,213,737
Household Products	2,571,474	—	—	2,571,474
Industrial Conglomerates	9,373,619	—	—	9,373,619
Insurance	19,994,760	—	—	19,994,760
IT Services	1,879,374	—	—	1,879,374
Leisure Products	1,198,538	—	—	1,198,538
Machinery	806,353	—	—	806,353
Media	6,245,328	—	—	6,245,328
Multiline Retail	1,017,037	—	—	1,017,037
Multi-Utilities	3,556,779	—	—	3,556,779
Oil, Gas & Consumable Fuels	31,996,077	6,638,527	—	38,634,604
Personal Products	1,934,918	—	—	1,934,918
Pharmaceuticals	20,544,523	8,361,730	—	28,906,253
Professional Services	1,443,769	1,679,939	—	3,123,708
Road & Rail	1,793,410	—	—	1,793,410
Semiconductors & Semiconductor Equipment	6,498,973	—	—	6,498,973
Software	18,019,439	—	—	18,019,439
Specialty Retail	2,946,281	—	—	2,946,281
Technology Hardware, Storage & Peripherals	1,407,168	1,419,301	—	2,826,469
Tobacco	3,708,643	—	—	3,708,643
Short-Term Securities	17,699,628	—	—	17,699,628

Subtotal	$298,757,586	$30,053,493	$—	$328,811,079

Investments Valued at NAV(a)				1,008,800

Total Investments				$329,819,879

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

4

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 63.2%

Australia — 0.0%
AGL Energy Ltd.	49,504	$698,321
AMP Ltd.	12,841	29,602
Rio Tinto Ltd.	7,592	431,776
Stockland	135,455	406,901
Woolworths Group Ltd.	26,416	535,764

		2,102,364
Belgium — 0.3%
Anheuser-Busch InBev SA	375,576	32,876,260

Brazil — 0.5%
Azul SA, ADR(a)(b)	1,592,601	28,332,372
Banco do Brasil SA(a)	84,790	617,048
Banco Santander Brasil SA	15,878	140,162
Hapvida Participacoes e Investimentos SA(a)(c)	1,470,078	8,736,272
Notre Dame Intermedica Participacoes SA(a)	1,753,921	11,417,609
Suzano Papel e Celulose SA	35,778	425,149
TIM Participacoes SA(a)	26,391	76,783

		49,745,395
Canada — 1.2%
Canadian Natural Resources Ltd.	11,346	370,689
Enbridge, Inc.	656,873	21,196,506
Encana Corp.	3,685,786	48,320,654
Husky Energy, Inc.	40,167	705,290
Imperial Oil Ltd.	17,088	552,997
Magna International, Inc.	576	30,257
Manulife Financial Corp.	4,321	77,244
Nutrien Ltd.	16,788	969,341
Suncor Energy, Inc.	625,946	24,220,788
Teck Resources Ltd., Class B	3,998	96,356
TransCanada Corp.(b)	631,176	25,537,303

		122,077,425
China — 1.6%
Agile Group Holdings Ltd.	178,000	252,242
Agricultural Bank of China Ltd., Class A	100	56
Agricultural Bank of China Ltd., Class H	424,000	207,939
Alibaba Group Holding Ltd., ADR(a)(b)	303,087	49,936,614
Anhui Conch Cement Co. Ltd., Class H	7,000	42,034
BAIC Motor Corp. Ltd., Class H(a)(c)	99,000	79,686
Baidu, Inc., ADR(a)	1,035	236,684
Bank of China Ltd., Class H	168,000	74,230
Beijing Capital International Airport Co. Ltd., Class H	4,212,000	5,108,519
Beijing Enterprises Holdings Ltd.	61,500	344,679
BOE Technology Group Co. Ltd., Class A	100	46
China CITIC Bank Corp. Ltd., Class H	278,000	177,527
China Communications Services Corp. Ltd., Class H	506,000	466,587
China Construction Bank Corp., Class H	215,000	187,932
China Mobile Ltd.	79,500	781,631
China National Building Material Co. Ltd., Class H	186,000	164,947
China Petroleum & Chemical Corp., Class H	776,000	779,686
China Resources Beer Holdings Co. Ltd.	36,000	144,366
China Resources Cement Holdings Ltd.	558,000	648,915
China Resources Gas Group Ltd.	26,000	105,729
China Shenhua Energy Co. Ltd., Class H	184,500	420,192
CITIC Ltd.	332,000	494,487
CNOOC Ltd.	735,000	1,455,393
Country Garden Holdings Co. Ltd.	144,000	181,466
Country Garden Services Holdings Co. Ltd.(a)	147,321	248,733
Dongfeng Motor Group Co. Ltd., Class H	140,000	144,271
Fosun International Ltd.	351,500	619,364

Security	Shares	Value
China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	292,400	$323,066
Industrial & Commercial Bank of China Ltd., Class H	1,405,000	1,025,782
Meituan Dianping, Class B(b)	997,616	8,761,246
New Oriental Education & Technology Group, Inc., ADR(a)	15,219	1,126,358
Ping An Healthcare and Technology Co. Ltd.(a)(c)(d)	2,496,570	16,511,501
Ping An Insurance Group Co. of China Ltd., Class H	12,500	126,627
SINA Corp.(a)	20,643	1,434,276
Sinopec Shanghai Petrochemical Co. Ltd., Class H	242,000	147,595
Tencent Holdings Ltd.	1,663,000	67,901,667
Tingyi Cayman Islands Holding Corp.	106,000	194,713
Want Want China Holdings Ltd.	4,151,000	3,491,872
Yum China Holdings, Inc.	7,458	261,850
Zhejiang Expressway Co. Ltd., Class H	132,000	109,793

		164,720,301
Czech Republic — 0.1%
CEZ A/S	171,076	4,374,813

Denmark — 0.1%
Carlsberg A/S, Class B	12,275	1,472,081
Danske Bank A/S	25,749	674,946
Novo Nordisk A/S, Class B	126,733	5,964,698

		8,111,725
Finland — 0.0%
Nokia OYJ	132,102	734,456

France — 2.6%
AXA SA	774,400	20,750,590
BNP Paribas SA	7,534	461,357
Cie de Saint-Gobain	36,054	1,553,963
Cie Generale des Etablissements Michelin SCA	7,559	902,210
Credit Agricole SA	5,599	80,486
Danone SA	870,636	67,661,654
Dassault Aviation SA	10,648	19,706,399
Eiffage SA	70,903	7,920,559
Engie SA	55,536	817,615
Eutelsat Communications SA	216,109	5,105,669
Kering SA	3,186	1,708,827
Publicis Groupe SA	13,217	789,322
Safran SA	365,688	51,205,118
Sanofi	75,627	6,757,063
Societe Generale SA	38,187	1,639,765
Sodexo SA(b)	412,294	43,722,374
TOTAL SA, ADR	14,070	905,967
Unibail-Rodamco-Westfield	145,486	29,307,667

		260,996,605
Germany — 1.6%
adidas AG	1,327	324,530
Allianz SE (Registered)	6,279	1,397,497
Bayer AG (Registered)	744,083	66,000,659
Evonik Industries AG	41,489	1,483,851
Fraport AG Frankfurt Airport Services Worldwide	62,493	5,517,005
Fresenius SE & Co. KGaA	1,080,752	79,251,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,057	454,363
SAP SE	9,473	1,164,834
Vonovia SE	39,925	1,952,660

		157,547,240

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong — 0.9%
CK Asset Holdings Ltd.	20,500	$153,672
CK Infrastructure Holdings Ltd.	490,500	3,881,800
CLP Holdings Ltd.	425,000	4,977,062
Galaxy Entertainment Group Ltd.	56,000	353,757
Hang Lung Properties Ltd.	1,817,000	3,544,575
HKT Trust & HKT Ltd.(f)	1,922,000	2,642,862
Hong Kong Exchanges & Clearing Ltd.	2,400	68,579
Hongkong Land Holdings Ltd.	63,300	419,259
I-CABLE Communications Ltd.(a)	379,342	8,558
Jardine Matheson Holdings Ltd.	75,200	4,717,836
Link REIT	447,500	4,406,065
MTR Corp. Ltd.	15,000	78,884
Power Assets Holdings Ltd.	314,500	2,186,072
Sino Land Co. Ltd.	1,338,000	2,292,278
Sun Hung Kai Properties Ltd.	3,219,583	46,723,248
Swire Pacific Ltd., Class A	288,000	3,154,045
WH Group Ltd.(c)	1,134,500	796,482
Wharf Holdings Ltd. (The)	592,000	1,611,823
Wharf Real Estate Investment Co. Ltd.	469,000	3,021,554

		85,038,411
India — 1.3%
Coal India Ltd.	987,143	3,626,753
HCL Technologies Ltd.	20,352	305,421
Hero MotoCorp Ltd.	86,427	3,497,789
Hindustan Petroleum Corp. Ltd.	303,221	1,051,511
Hindustan Unilever Ltd.	6,973	154,753
Housing Development Finance Corp. Ltd.	1,081,296	26,173,802
Indian Oil Corp. Ltd.	34,134	72,201
Infosys Ltd.	33,655	338,092
JSW Steel Ltd.	48,711	256,586
Kotak Mahindra Bank Ltd.	918,676	14,475,485
Maruti Suzuki India Ltd.	104,269	10,571,633
Oil & Natural Gas Corp. Ltd.	1,060,999	2,595,003
Reliance Industries Ltd.	3,345,088	58,067,447
State Bank of India(a)	2,327,745	8,531,145
Tata Consultancy Services Ltd.	9,825	295,979
Wipro Ltd.	7,843	35,007
Yes Bank Ltd.	1,084,201	2,749,123

		132,797,730
Indonesia — 0.1%
Bank Central Asia Tbk. PT	1,410,000	2,283,849
Siloam International Hospitals Tbk. PT(a)	15,052,742	2,951,298

		5,235,147
Italy — 1.0%
Ei Towers SpA	295,344	19,499,667
Enel SpA	4,021,559	20,556,304
Eni SpA	50,864	958,765
Luxottica Group SpA	508,061	34,432,765
RAI Way SpA(c)	2,021,044	10,266,082
Snam SpA	1,677,054	6,973,996
Telecom Italia SpA(a)	14,657,680	8,860,322
Telecom Italia SpA	737,501	395,635
UniCredit SpA	18,901	283,604

		102,227,140
Japan — 8.5%
Aeon Co. Ltd.	1,700	40,962
Ajinomoto Co., Inc.	1,891,600	32,493,680
Alfresa Holdings Corp.	97,300	2,606,258
Alpine Electronics, Inc.	67,800	1,273,735
Asahi Kasei Corp.	1,257,300	19,063,314
Astellas Pharma, Inc.	1,918,165	33,496,866
Bridgestone Corp.	281,132	10,624,960

Security	Shares	Value
Japan (continued)
Canon Marketing Japan, Inc.	82,400	$1,748,196
COMSYS Holdings Corp.	99,100	2,934,945
Daicel Corp.	369,100	4,287,485
Daikin Industries Ltd.	131,100	17,449,887
Daiwa House Industry Co. Ltd.	9,000	266,704
Denso Corp.	956,620	50,536,307
Dowa Holdings Co. Ltd.	49,400	1,569,375
East Japan Railway Co.	546,251	50,740,794
Eisai Co. Ltd.	11,600	1,130,040
Exedy Corp.	57,600	1,909,078
Fujitsu Ltd.	2,900	206,595
GS Yuasa Corp.(b)	79,200	1,950,115
Hino Motors Ltd.	172,000	1,883,370
Hitachi Chemical Co. Ltd.	135,500	2,757,355
Hitachi Ltd.	50,000	1,699,582
Hoya Corp.	530,674	31,517,259
Inpex Corp.	7,100	88,711
Japan Airlines Co. Ltd.	1,322,500	47,533,452
Japan Aviation Electronics Industry Ltd.	117,000	1,972,545
JFE Holdings, Inc.	9,900	227,106
Kajima Corp.	12,500	181,757
Kamigumi Co. Ltd.	89,900	1,981,639
KDDI Corp.	134,400	3,707,659
Keyence Corp.	6,700	3,891,942
Kinden Corp.	300,400	4,810,247
Koito Manufacturing Co. Ltd.	449,700	29,530,365
Kuraray Co. Ltd.	131,000	1,969,390
Kyowa Hakko Kirin Co. Ltd.	12,200	228,927
Kyudenko Corp.	48,900	1,940,639
Mabuchi Motor Co. Ltd.	71,300	2,876,168
Maeda Road Construction Co. Ltd.	119,000	2,421,724
Medipal Holdings Corp.	111,500	2,329,433
Mitsubishi Electric Corp.	4,000,300	54,801,403
Mitsubishi Heavy Industries Ltd.	18,900	729,870
Mitsubishi Tanabe Pharma Corp.	5,500	92,052
Mitsubishi UFJ Financial Group, Inc.	40,400	250,993
Mitsui & Co. Ltd.	4,900	87,076
Murata Manufacturing Co. Ltd.	280,228	43,058,752
Nexon Co. Ltd.(a)	6,500	84,965
Nichias Corp.	66,500	1,729,894
Nintendo Co. Ltd.	1,100	400,217
Nippo Corp.	116,000	2,130,143
Nippon Telegraph & Telephone Corp.	69,660	3,143,780
Nippon Television Holdings, Inc.	224,900	3,895,872
Nitto Denko Corp.	720,400	54,011,839
Okumura Corp.	109,750	3,444,441
Ono Pharmaceutical Co. Ltd.	7,600	215,129
Oracle Corp.	7,400	596,235
Otsuka Holdings Co. Ltd.	7,900	398,469
Panasonic Corp.	79,900	926,139
Rohm Co. Ltd.	278,653	20,386,297
Seino Holdings Co. Ltd.	127,200	1,921,972
Seven & i Holdings Co. Ltd.	43,100	1,921,610
Shimamura Co. Ltd.	17,200	1,631,568
Shin-Etsu Chemical Co. Ltd.	463,034	40,936,010
Shionogi & Co. Ltd.	3,100	202,646
Shiseido Co. Ltd.	8,600	666,052
Sony Corp.	12,100	735,531
Stanley Electric Co. Ltd.	58,500	1,999,979
Subaru Corp.	2,137,764	65,531,680
Sumitomo Chemical Co. Ltd.	135,000	790,067
Sumitomo Mitsui Financial Group, Inc.	5,047	203,111
Suzuken Co. Ltd.	49,300	2,339,245
Suzuki Motor Corp.	896,689	51,390,271

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Taisei Corp.	9,800	$446,717
Takeda Pharmaceutical Co. Ltd.(b)	165,000	7,055,078
Toagosei Co. Ltd.	119,800	1,382,269
Toda Corp.	537,696	3,882,463
Toho Co. Ltd.	74,600	2,343,029
Tokyo Gas Co. Ltd.	1,279,614	31,475,970
Tokyo Steel Manufacturing Co. Ltd.	340,400	2,492,132
Toray Industries, Inc.	1,354,900	10,165,869
Toshiba Corp.(a)	32,600	942,083
Toyota Industries Corp.	517,777	30,645,762
TV Asahi Holdings Corp.	163,600	3,144,252
Ube Industries Ltd.	681,034	18,528,680
Unicharm Corp.	11,400	377,176
Yamato Kogyo Co. Ltd.	69,500	2,155,282

		853,568,636
Macau — 0.0%
Sands China Ltd.	10,400	46,837

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	765,900	1,646,593

Mexico — 0.0%
Cemex SAB de CV(a)	365,750	257,397

Netherlands — 2.5%
ABN AMRO Group NV, CVA(c)	681,512	18,560,358
Koninklijke Philips NV	2,042,398	93,095,531
Royal Dutch Shell plc, Class A	2,823,016	96,720,910
Royal Dutch Shell plc, Class B	40,662	1,423,437
Royal Dutch Shell plc, ADR, Class A(b)	596,656	40,656,140

		250,456,376
Norway — 0.0%
Equinor ASA	17,956	504,856

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	17,747	45,870
Polski Koncern Naftowy ORLEN SA	1,894	51,916
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	97,105	170,447

		268,233
Portugal — 0.1%
Jeronimo Martins SGPS SA	135,142	1,991,947
NOS SGPS SA	1,294,891	7,755,669

		9,747,616
Singapore — 0.5%
CapitaLand Ltd.	17,952,550	44,220,189
ComfortDelGro Corp. Ltd.	1,724,700	3,065,208
Genting Singapore Ltd.	876,700	679,561
Singapore Telecommunications Ltd.	1,583,500	3,752,411

		51,717,369
South Africa — 0.0%
Anglo American plc(b)	26,508	593,010
Naspers Ltd., Class N	235	50,607
Old Mutual Ltd.	290,442	622,115
Tiger Brands Ltd.	4,192	78,558

		1,344,290
South Korea — 0.8%
Coway Co. Ltd.	40,596	3,176,680
Doosan Bobcat, Inc.(a)	485,063	17,666,086
E-MART, Inc.	727	136,017
Hana Financial Group, Inc.	19,047	764,790
Industrial Bank of Korea	27,902	383,456
KB Financial Group, Inc.	8,102	394,600
KT&G Corp.	242,423	22,728,864

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.(b)	15,076	$4,966,705
Lotte Chemical Corp.	130	32,579
NCSoft Corp.	5,799	2,313,649
POSCO	17,295	4,590,903
Samsung Electronics Co. Ltd.	324,232	13,569,393
Samsung SDS Co. Ltd.	602	125,345
Shinhan Financial Group Co. Ltd.	30,034	1,213,629
SK Hynix, Inc.	1,862	123,186
SK Innovation Co. Ltd.	549	106,418
SK Telecom Co. Ltd.	16,085	4,078,112
S-Oil Corp.	24,615	3,040,489
Woori Bank	27,551	419,526

		79,830,427
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	258,082	1,636,304
CaixaBank SA	82,637	375,827
Cellnex Telecom SA(c)	1,214,621	31,856,106
Repsol SA	2,854	56,815
Telefonica SA	39,341	310,335

		34,235,387
Sweden — 0.0%
Sandvik AB	33,984	601,662
Telefonaktiebolaget LM Ericsson, Class B	64,464	570,557
Volvo AB, Class B	3,187	56,209

		1,228,428
Switzerland — 0.9%
Cie Financiere Richemont SA (Registered)	8,269	674,174
Nestle SA (Registered)	877,786	73,063,945
Novartis AG (Registered)	11,614	999,715
Roche Holding AG	4,825	1,166,760
SGS SA (Registered)	175	460,763
Swatch Group AG (The) (Registered)	2,745	213,802
Swiss Re AG	7,366	678,676
UBS Group AG (Registered)(a)	904,615	14,282,636

		91,540,471
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	2,537,000	4,360,104
Cheng Shin Rubber Industry Co. Ltd.	1,241,323	1,951,243
Chunghwa Telecom Co. Ltd.	6,328,000	22,793,094
Far EasTone Telecommunications Co. Ltd.(a)	3,744,000	8,926,767
Formosa Chemicals & Fibre Corp.	848,000	3,553,669
Formosa Petrochemical Corp.(a)	673,000	3,262,180
Formosa Plastics Corp.	948,000	3,631,556
Fubon Financial Holding Co. Ltd.	3,112,000	5,278,396
Hon Hai Precision Industry Co. Ltd.(a)	1,582,200	4,102,928
MediaTek, Inc.	24,000	193,658
Nan Ya Plastics Corp.	1,190,000	3,303,870
Nanya Technology Corp.	101,000	192,869
Taiwan Cooperative Financial Holding Co. Ltd.	1,260	767
Taiwan Mobile Co. Ltd.	3,097,000	11,104,662
Taiwan Semiconductor Manufacturing Co. Ltd.	641,000	5,469,997
Uni-President Enterprises Corp.	1,984,000	5,176,267
Yageo Corp.	13,000	195,211

		83,497,238
Thailand — 0.2%
Advanced Info Service PCL	835,500	5,193,798
Intouch Holdings PCL, Class F	2,181,800	3,612,929
PTT Global Chemical PCL	1,830,300	4,599,382
Siam Cement PCL (The)	269,800	3,723,392
Thai Oil PCL	1,096,000	3,000,946

		20,130,447

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Turkey — 0.0%
BIM Birlesik Magazalar A/S	3,640	$48,999
Eregli Demir ve Celik Fabrikalari TAS	11,156	20,355
Turk Hava Yollari AO(a)	201,192	634,587
Turkiye Is Bankasi A/S, Class C	281,811	205,821

		909,762
United Arab Emirates — 0.5%
NMC Health plc	1,017,435	44,975,724

United Kingdom — 1.5%
Barclays plc	358,048	794,159
Berkeley Group Holdings plc	35,397	1,695,755
BP plc	44,305	339,587
GlaxoSmithKline plc	82,019	1,644,868
GW Pharmaceuticals plc, ADR(a)(b)	36,528	6,309,847
HSBC Holdings plc	4,112,392	35,882,211
Liberty Global plc, Class A(a)	635,457	18,383,771
Liberty Global plc, Class C(a)	23,279	655,537
National Grid plc	162,245	1,675,791
Vodafone Group plc	34,196,634	73,270,485
Vodafone Group plc, ADR	481,959	10,458,510

		151,110,521
United States — 35.3%
AbbVie, Inc.	31,752	3,003,104
Acadia Healthcare Co., Inc.(a)(b)	379,325	13,352,240
Accenture plc, Class A	12,386	2,108,097
Adobe Systems, Inc.(a)	15,912	4,295,444
AES Corp.	37,626	526,764
Aetna, Inc.	18,902	3,834,271
Agilent Technologies, Inc.	5,744	405,182
Air Products & Chemicals, Inc.	346,338	57,855,763
Allergan plc	6,233	1,187,262
Alliance Data Systems Corp.	2,297	542,459
Ally Financial, Inc.	27,785	734,913
Alphabet, Inc., Class A(a)	1,135	1,370,036
Alphabet, Inc., Class C(a)	137,452	164,044,838
Altria Group, Inc.	954,067	57,539,781
Amazon.com, Inc.(a)(g)	65,656	131,508,968
Amdocs Ltd.	8,096	534,174
American Tower Corp.	14,871	2,160,756
Ameriprise Financial, Inc.	8,904	1,314,765
Amgen, Inc.	17,599	3,648,097
Anadarko Petroleum Corp.	1,430,350	96,419,893
Anthem, Inc.	326,348	89,435,669
Apple, Inc.	806,344	182,024,095
Archer-Daniels-Midland Co.	23,413	1,176,971
AT&T, Inc.	165,777	5,566,792
Autodesk, Inc.(a)	217	33,876
Automatic Data Processing, Inc.	5,410	815,071
Bank of America Corp.	2,970,831	87,520,681
Bank of New York Mellon Corp. (The)	16,137	822,826
Baxter International, Inc.	137,979	10,636,801
Berkshire Hathaway, Inc., Class B(a)	23,777	5,090,893
Biogen, Inc.(a)	78,395	27,697,737
Boeing Co. (The)	13,234	4,921,725
Booking Holdings, Inc.(a)	460	912,640
Bristol-Myers Squibb Co.	22,559	1,400,463
Capital One Financial Corp.	14,213	1,349,240
Caterpillar, Inc.	9,553	1,456,737
Charles Schwab Corp. (The)	1,235,650	60,732,197
Charter Communications, Inc., Class A(a)	294,653	96,021,520
Chevron Corp.	25,468	3,114,227
Chubb Ltd.	204,285	27,300,647
Cigna Corp.	8,696	1,810,942
Cisco Systems, Inc.	66,136	3,217,516

Security	Shares	Value
United States (continued)
Citigroup, Inc.	618,782	$44,391,421
Cloudera, Inc.(a)	1,712,539	30,226,313
Cognizant Technology Solutions Corp., Class A	22,108	1,705,632
Colgate-Palmolive Co.	124,657	8,345,786
Comcast Corp., Class A(g)	3,308,404	117,150,586
Conagra Brands, Inc.	20,492	696,113
ConocoPhillips	10,814	837,004
Constellation Brands, Inc., Class A	3,508	756,395
Corning, Inc.	7,458	263,267
Costco Wholesale Corp.	4,950	1,162,656
CSX Corp.	25,194	1,865,616
CVS Health Corp.(b)	1,495,915	117,758,429
Dell Technologies, Inc., Class V(a)	9,187	892,241
Delta Air Lines, Inc.	16,862	975,129
Discover Financial Services	21,133	1,615,618
Dollar General Corp.	65,028	7,107,560
Domo, Inc., Class B(a)	338,616	7,263,313
Domo, Inc., Class B (Acquired 04/01/15-04/12/17, cost $23,596,895)(a)(e)	186,575	3,903,096
DowDuPont, Inc.	1,281,775	82,430,950
Dropbox, Inc., Class A)(a)	1,006,421	27,002,286
DXC Technology Co.	960	89,779
Eaton Corp. plc	19,082	1,654,982
eBay, Inc.(a)	39,900	1,317,498
Edgewell Personal Care Co.(a)(b)	421,551	19,488,303
Edwards Lifesciences Corp.(a)	7,164	1,247,252
Electronic Arts, Inc.(a)	2,880	347,011
Eli Lilly & Co.	6,717	720,801
Equity Residential	89,047	5,900,254
Exelon Corp.	23,104	1,008,721
Expedia Group, Inc.	2,887	376,696
Express Scripts Holding Co.(a)	17,338	1,647,283
Exxon Mobil Corp.	302,583	25,725,607
Facebook, Inc., Class A(a)	723,332	118,959,181
Fieldwood Energy, Inc.(a)(d)	86,636	4,418,436
Fifth Third Bancorp	543,929	15,186,498
FleetCor Technologies, Inc.(a)	227,955	51,937,267
Fortune Brands Home & Security, Inc.	40,260	2,108,014
General Electric Co.	43,813	494,649
General Motors Co.	17,739	597,272
Gilead Sciences, Inc.	714,325	55,153,033
Global Payments, Inc.	42,518	5,416,793
Goldman Sachs Group, Inc. (The)	12,874	2,886,866
Halliburton Co.	23,321	945,200
Hartford Financial Services Group, Inc. (The)	54,479	2,721,771
HCA Healthcare, Inc.	406,688	56,578,435
Helmerich & Payne, Inc.(b)	12,474	857,837
Hewlett Packard Enterprise Co.	63,379	1,033,711
Home Depot, Inc. (The)	20,526	4,251,961
Honeywell International, Inc.	5,761	958,630
HP, Inc.	57,313	1,476,956
Humana, Inc.	3,002	1,016,237
Huntsman Corp.	22,829	621,634
Illumina, Inc.(a)	2,322	852,313
Ingersoll-Rand plc	8,586	878,348
Intel Corp.	61,678	2,916,753
International Business Machines Corp.	64,677	9,779,809
Intuit, Inc.	15,524	3,530,158
Intuitive Surgical, Inc.(a)	1,508	865,592
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(d)(e)	333,860	3
JBS SA	18,832	43,600
Johnson & Johnson	933,289	128,952,541

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
JPMorgan Chase & Co.	51,372	$5,796,816
Kinder Morgan, Inc.	22,870	405,485
KLA-Tencor Corp.	7,957	809,306
Kohl’s Corp.	14,657	1,092,679
Kroger Co. (The)	28,609	832,808
Lam Research Corp.	167	25,334
Las Vegas Sands Corp.	26,767	1,588,086
Lear Corp.	3,543	513,735
Liberty Broadband Corp., Class A(a)	62,817	5,297,358
Liberty Broadband Corp., Class C(a)	265,617	22,391,513
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	225,253	9,784,990
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	371,358	16,135,505
Lockheed Martin Corp.	17,126	5,924,911
Lookout, Inc. (Acquired 03/04/15, cost $936,169)(a)(d)(e)	81,954	13,113
Lowe’s Cos., Inc.	55,256	6,344,494
Marathon Petroleum Corp.	180,152	14,406,755
Marsh & McLennan Cos., Inc.	454,743	37,616,341
Masco Corp.	217,644	7,965,770
Mastercard, Inc., Class A	57,227	12,739,302
McDonald’s Corp.	4,442	743,102
McKesson Corp.	7,128	945,529
Medtronic plc	44,797	4,406,681
Merck & Co., Inc.	74,399	5,277,865
MetLife, Inc.	16,579	774,571
MGM Resorts International	988,272	27,582,672
Micron Technology, Inc.(a)	41,217	1,864,245
Microsoft Corp.	1,462,994	167,322,624
Mondelez International, Inc., Class A	72,423	3,111,292
Morgan Stanley	1,298,011	60,448,372
Newmont Mining Corp.	195,014	5,889,423
NextEra Energy Partners LP(b)	331,389	16,072,366
NextEra Energy, Inc.	393,153	65,892,443
Norfolk Southern Corp.	6,300	1,137,150
Northrop Grumman Corp.	8,761	2,780,479
NRG Energy, Inc.	9,107	340,602
Occidental Petroleum Corp.	17,183	1,411,927
Omnicom Group, Inc.	21,644	1,472,225
Oracle Corp.	237,408	12,240,756
O’Reilly Automotive, Inc.(a)	80,671	28,018,652
Packaging Corp. of America	12,737	1,397,122
Paychex, Inc.	9,946	732,523
PepsiCo, Inc.	38,820	4,340,076
Pfizer, Inc.	1,957,420	86,263,499
Philip Morris International, Inc.	21,994	1,793,391
Phillips 66	27,651	3,116,821
Procter & Gamble Co. (The)	755,385	62,870,694
Prudential Financial, Inc.	7,906	801,036
Pure Storage, Inc., Class A(a)	1,005,619	26,095,813
PVH Corp.	6,054	874,198
QUALCOMM, Inc.	941,223	67,796,293
Raytheon Co.	50,785	10,495,228
Red Hat, Inc.(a)	6,450	879,006
Reinsurance Group of America, Inc.	9,407	1,359,876
Rockwell Automation, Inc.	7,769	1,456,843
Ross Stores, Inc.	12,032	1,192,371
Royal Caribbean Cruises Ltd.	5,848	759,889
Schlumberger Ltd.	220,542	13,435,419
Sempra Energy(b)	179,311	20,396,626
St Joe Co. (The)(a)	494,498	8,307,566
Starbucks Corp.	1,040,339	59,132,869
State Street Corp.	5,738	480,730
Stryker Corp.	19,504	3,465,471
SunTrust Banks, Inc.	538,929	35,995,068

Security		Shares	Value
United States (continued)
Sysco Corp.		12,086	$885,299
Target Corp.		10,385	916,061
Tenet Healthcare Corp.(a)		787,871	22,422,809
TESARO, Inc.(a)(b)		144,717	5,645,410
Texas Instruments, Inc.		8,986	964,108
Thermo Fisher Scientific, Inc.		14,219	3,470,574
Travelers Cos., Inc. (The)		30,751	3,988,712
Union Pacific Corp.		4,823	785,329
United Continental Holdings, Inc.(a)		509,746	45,397,979
United Rentals, Inc.(a)		6,871	1,124,096
United Technologies Corp.		42,567	5,951,292
UnitedHealth Group, Inc.		44,579	11,859,797
Valero Energy Corp.		32,918	3,744,422
VeriSign, Inc.(a)		12,484	1,998,938
Verizon Communications, Inc.		290,096	15,488,225
VF Corp.(b)		10,229	955,900
Visa, Inc., Class A		40,530	6,083,148
Vistra Energy Corp.(a)		206,135	5,128,639
VMware, Inc., Class A(a)		10,146	1,583,385
Vornado Realty Trust		11,280	823,440
Walmart, Inc.		74,224	6,970,376
Walt Disney Co. (The)		9,984	1,167,529
Waste Management, Inc.		8,135	735,079
Waters Corp.(a)		9,598	1,868,539
Wells Fargo & Co.		1,831,241	96,250,027
Western Digital Corp.		838,762	49,101,127
Weyerhaeuser Co.		32,799	1,058,424
Williams Cos., Inc. (The)		3,456,673	93,986,939
Wyndham Destinations, Inc.		17,042	738,941
Xcel Energy, Inc.		9,486	447,834
Yum! Brands, Inc.		8,736	794,190
Zoetis, Inc.		15,430	1,412,771
Zynga, Inc., Class A(a)		5,515,511	22,117,199

			3,537,481,412
Total Common Stocks — 63.2% (Cost: $5,614,096,212)			6,343,083,032

		Par (000)
Corporate Bonds — 3.8%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(a)(c)(h)	USD	28,698	21,093,030
Quintis Ltd. (Acquired 11/13/17, cost $2,077,220), 14.00% ( 14.00% Cash or 0.00% PIK), 05/31/19(a)(d)(e)(i)		2,323	2,294,554

			23,387,584
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		4,311	4,266,126
4.00%, 04/13/28		7,102	7,000,253

			11,266,379
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(c)(h)		7,795	77,947

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(h)(j)(k)		4,800	48,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(c)		7,657	7,202,567

Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19(c)(k)	EUR	14,600	15,606,920

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
India — 0.0%
REI Agro Ltd.(a)(d)(h)(k):
5.50%, 11/13/14(c)	USD	6,148	$1
5.50%, 11/13/14		2,291	—

			1
Italy — 0.0%
Telecom Italia SpA, 5.30%, 05/30/24(c)		4,066	3,959,268

Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		6,159	6,235,987
8.00%, 02/15/24(c)		2,025	2,131,313

			8,367,300
Netherlands — 0.1%
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,986	1,974,710
ING Groep NV, 4.10%, 10/02/23		10,170	10,177,578

			12,152,288
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(k)	SGD	7,250	5,311,690

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	4,688	4,658,867

Turkey — 0.0%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(c)(d)(h)(k)		21,400	3,905,500

United Arab Emirates — 0.1%
Nile Delta Sukuk Ltd., 4.00%, 10/31/20(c)(m)		14,337	13,244,247

United Kingdom — 0.1%
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(l)		7,147	7,002,656

United States — 2.6%
Allergan Funding SCS, 3.45%, 03/15/22		6,938	6,891,499
Allergan Sales LLC, 5.00%, 12/15/21(c)		3,379	3,504,318
Ally Financial, Inc., 3.50%, 01/27/19		4,606	4,606,000
American Express Co., 3.70%, 08/03/23		15,365	15,287,414
Apple, Inc.:
3.35%, 02/09/27		12,561	12,287,438
3.20%, 05/11/27		12,071	11,670,535
AT&T, Inc., 3.60%, 02/17/23		7,155	7,108,829
AvalonBay Communities, Inc., 3.50%, 11/15/24		1,436	1,419,039
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(l)		3,214	3,157,594
3.30%, 01/11/23		7,155	7,055,663
4.00%, 01/22/25		3,845	3,794,485
Becton Dickinson and Co.:
3.13%, 11/08/21		6,973	6,862,232
2.89%, 06/06/22		5,840	5,677,906
3.36%, 06/06/24		3,063	2,959,416
Capital One Financial Corp.:
3.20%, 01/30/23		5,152	4,992,833
3.30%, 10/30/24		2,159	2,055,381
Citigroup, Inc., 2.45%, 01/10/20		6,932	6,871,487
Comcast Corp., 2.75%, 03/01/23		7,165	6,927,874
CVS Health Corp., 3.70%, 03/09/23		28,261	28,113,094
eBay, Inc., 2.75%, 01/30/23		3,859	3,706,187
Edgewell Personal Care Co.:
4.70%, 05/19/21		3,708	3,698,730
4.70%, 05/24/22		3,528	3,448,620

Security		Par (000)	Value
United States (continued)
Enterprise Products Operating LLC:
3.35%, 03/15/23	USD	3,828	$3,784,481
3.90%, 02/15/24		2,154	2,173,356
General Motors Financial Co., Inc., 3.45%, 04/10/22		2,955	2,906,274
Gilead Sciences, Inc., 3.25%, 09/01/22		7,156	7,120,650
Goldman Sachs Group, Inc. (The), (LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(l)		7,156	6,921,366
Halfmoon Parent, Inc.(c):
3.40%, 09/17/21		9,635	9,596,608
3.75%, 07/15/23		8,205	8,179,899
Hughes Satellite Systems Corp., 7.63%, 06/15/21		1,213	1,310,380
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23		1,817	1,859,227
Northrop Grumman Corp., 2.55%, 10/15/22		7,177	6,919,441
Philip Morris International, Inc.:
2.50%, 11/02/22		1,324	1,272,115
3.60%, 11/15/23		2,866	2,863,908
QUALCOMM, Inc.:
2.60%, 01/30/23		3,586	3,447,212
2.90%, 05/20/24		4,294	4,109,940
Santander Holdings USA, Inc., 3.70%, 03/28/22		2,005	1,980,346
Sempra Energy, 2.88%, 10/01/22		1,932	1,873,254
Sherwin-Williams Co. (The), 2.25%, 05/15/20		1,395	1,374,555
Simon Property Group LP, 2.75%, 06/01/23		2,862	2,758,459
Starbucks Corp., 3.10%, 03/01/23		7,165	7,057,230
Synchrony Financial, 3.75%, 08/15/21		1,967	1,953,680
UnitedHealth Group, Inc., 3.50%, 06/15/23		7,156	7,170,662
Verizon Communications, Inc., 3.13%, 03/16/22		7,443	7,371,150
Wells Fargo & Co., 3.07%, 01/24/23		1,431	1,396,687
Wells Fargo Bank NA, 3.55%, 08/14/23		9,350	9,306,190
Williams Cos., Inc. (The), 3.70%, 01/15/23		3,591	3,553,618

			260,357,262
Total Corporate Bonds — 3.8% (Cost: $424,642,051)			376,548,476

Floating Rate Loan Interests — 0.2%(m)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.49%, 04/11/23		2,958	2,864,724
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 5.25%), 7.49%, 04/11/22		2,191	2,200,733
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.97%, 10/25/23		12,543	12,598,311

			17,663,768
Total Floating Rate Loan Interests — 0.2% (Cost: $15,554,183)			17,663,768

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos, (LIBOR USD 3 Month + 3.65%), 5.98%, 03/11/22(l)		4,493	4,769,319

Total Foreign Agency Obligations — 0.0% (Cost: $4,548,786)			4,769,319

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Foreign Government Obligations — 3.6%

Argentina — 0.8%
Republic of Argentina:
3.38%, 01/15/23	EUR	8,559	$8,471,656
7.50%, 04/22/26	USD	17,365	15,498,263
6.88%, 01/26/27		12,136	10,315,600
5.88%, 01/11/28		30,761	24,378,093
5.25%, 01/15/28	EUR	1,388	1,281,172
7.82%, 12/31/33		17,389	19,280,419

			79,225,203
Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	30,372	21,317,261

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	23,853	17,825,715

Germany — 0.8%
Federal Republic of Germany, 0.50%, 02/15/28	EUR	68,299	79,892,499

Japan — 0.6%
Government of Japan (2 year), 0.10%, 10/15/18	JPY	7,006,100	61,667,493

Mexico — 1.0%
United Mexican States:
8.50%, 12/13/18	MXN	6,835	36,508,194
6.50%, 06/10/21		4,811	24,916,013
6.50%, 06/09/22		6,754	34,629,727

			96,053,934
Total Foreign Government Obligations — 3.6% (Cost: $375,145,870)			355,982,105

		Shares
Investment Companies — 1.1%
VanEck Vectors Gold Miners ETF		534,962	9,907,496
iShares Gold Trust(a)(n)(t)		5,628,395	64,332,555
SPDR Gold Shares(a)(g)(n)		348,246	39,268,219

Total Investment Companies — 1.1% (Cost: $127,527,186)			113,508,270

		Par (000)

Preferred Securities — 2.3%

Capital Trusts — 0.9%
Netherlands — 0.0%
ING Groep NV, 6.00%(m)(o)	USD	3,577	3,567,700

United Kingdom — 0.4%(m)(o)
HSBC Holdings plc, 6.37%		13,929	13,811,161
Lloyds Bank plc, 13.00%	GBP	7,484	16,558,510

			30,369,671
United States — 0.5%
American Express Co., Series C, 4.90%(m)(o)	USD	4,744	4,744,000
Citigroup, Inc.(m)(o):
Series O, 5.87%		16,168	16,592,410
Series Q, 5.95%		6,551	6,744,582
Goldman Sachs Group, Inc. (The), Series M, 5.38%(m)(o)		7,636	7,788,720
Morgan Stanley, Series H, 5.45%(m)(o)		5,389	5,450,973
NBCUniversal Enterprise, Inc., 5.25%(c)(o)		5,510	5,587,108

Security		Par (000)	Value
United States (continued)
Prudential Financial, Inc.(m):
5.62%, 06/15/43	USD	2,727	$2,842,898
5.87%, 09/15/42		4,106	4,342,095
USB Capital IX, 3.50%(m)(o)		1,901	1,699,019

			55,791,805
Total Capital Trusts — 0.9% (Cost: $87,941,505)			89,729,176

		Shares
Preferred Stocks — 0.9%

Brazil — 0.0%
Centrais Eletricas Brasileiras SA (Preference), 0.00%(a)		32,349	147,946
Itau Unibanco Holding SA (Preference), 0.00%		346,577	3,787,112
Itausa — Investimentos Itau SA (Preference), 0.00%		6,658	16,585
Petroleo Brasileiro SA (Preference), 0.00%(a)		91,181	476,389

			4,428,032
South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%(a)		21,974	749,473

United States — 0.9%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $5,939,231), 0.00%(a)(d)(e)		2,139,107	5,968,108
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $3,180,966), 0.00%(a)(d)(e)		1,312,469	3,635,539
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $10,936,522), 0.00%(a)(d)(e)		957,404	7,841,139
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $11,447,321), 0.00%(a)(d)(e)		1,867,426	10,831,071
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $17,574,548), 0.00%(a)(d)(e)		1,132,888	50,288,898
Wells Fargo & Co., Series L, 7.50%(k)(o)		2,965	3,827,459
Welltower, Inc., 6.50%(k)(o)		129,771	7,853,741

			90,245,955
Total Preferred Stocks — 0.9% (Cost: $64,210,021)			95,423,460

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19(c)(k)		144,798	26,823,829

United States — 0.2%(m)
Citigroup Capital XIII, 8.71%, 10/30/40(b)		335,005	8,994,884
GMAC Capital Trust I, Series 2, 8.10%, 02/15/40		367,998	9,678,348

			18,673,232
Total Trust Preferreds — 0.5% (Cost: $32,026,841)			45,497,061

Total Preferred Securities — 2.3% (Cost: $184,178,367)			230,649,697

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 21.8%
U.S. Treasury Notes:
1.25%, 12/15/18(g)(n)	USD	22,253	$22,209,561
2.75%, 09/30/20 - 08/31/23		968,734	961,698,489
2.63%, 06/30/23		421,525	415,531,047
2.88%, 09/30/23		287,438	286,438,705
2.88%, 05/31/25 - 07/31/25(p)		509,183	504,894,392
Total U.S. Treasury Obligations — 21.8% (Cost: $2,201,366,329)			2,190,772,194

Total Long-Term Investments — 96.0% (Cost: $8,947,058,984)			9,632,976,861

Short-Term Securities — 5.0%
Foreign Government Obligations — 0.8%(q)

Japan — 0.8%
Japan Treasury Bills:
(0.13)%,10/01/18	JPY	4,301,050	37,854,691
(0.13)%,12/10/18		5,608,700	49,376,157

			87,230,848
Total Foreign Government Obligations — 0.8% (Cost: $89,119,897)			87,230,848

		Shares
Money Market Funds — 2.1%(r)(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	USD	2,722,716	2,722,716
SL Liquidity Series, LLC, Money Market Series, 2.27%(s)		205,377,425	205,397,963

Total Money Market Funds — 2.1% (Cost: $208,123,915)			208,120,679

		Par (000)
Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 1.00%, 10/01/18	AUD	474	342,950

Europe — 0.0%
BNP Paribas SA, (0.57)%, 10/01/18	EUR	597	693,446

Japan — 0.0%
Sumitomo, (0.22)%, 10/01/18	JPY	60,443	532,077

Singapore — 0.0%
Brown Brothers Harriman & Co., 0.35%, 10/01/18	SGD	8	6,197

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.45)%, 10/01/18	CHF	10	10,456

United Kingdom — 0.0%
Citibank NA, 0.37%, 10/01/18	GBP	314	410,014

United States — 0.0%
JPMorgan Chase Bank N.A., 2.19%, 10/01/18	USD	34	33,945

Total Time Deposits — 0.0% (Cost: $2,029,085)			2,029,085

Security		Par (000)	Value
U.S. Treasury Obligations — 2.1%(q)
U.S. Treasury Bills:
1.92%, 10/04/18	USD	158,000	$157,973,353
1.97%, 10/11/18		14,000	13,992,043
1.98%, 10/18/18		44,000	43,957,042
Total U.S. Treasury Obligations — 2.1% (Cost: $215,926,054)			215,922,438

Total Short-Term Securities — 5.0% (Cost: $515,198,951)			513,303,050

Total Options Purchased — 0.4% (Cost: $66,298,889)			41,231,373

Total Investments Before Options Written and Investments Sold Short- 101.4% (Cost: $9,528,556,824)			10,187,511,284

Total Options Written — (0.5)% (Premiums Received — $56,069,780)			(62,096,434)

		Shares

Investments Sold Short — (0.4)%
Common Stocks — (0.4)%

France — (0.1)%
Pernod Ricard SA		30,757	(5,044,384)

Japan — (0.1)%
SUMCO Corp.		287,600	(4,189,648)
Yaskawa Electric Corp.		143,900	(4,273,991)

			(8,463,639)
United States — (0.2)%
Estee Lauder Cos., Inc. (The), Class A		52,023	(7,559,982)
LyondellBasell Industries NV, Class A		162,395	(16,647,112)

			(24,207,094)
Total Common Stocks — (0.4)% (Proceeds: $40,746,267)			(37,715,117)

Total Investments Sold Short — (0.4)% (Proceeds: $40,746,267)			(37,715,117)

Total Investments Net of Options Written and Investments Sold Short-100.5% (Cost: $9,431,740,777)			10,087,699,733

Liabilities in Excess of Other Assets — (0.5)%			(53,226,789)

Net Assets — 100.0%			$10,034,472,944

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $84,775,521, representing 0.84% of its net assets as of period end, and an original cost of $75,769,407.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Issuer filed for bankruptcy and/or is in default.

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Zero-coupon bond.
(k)	Convertible security.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Perpetual security with no stated maturity date.
(p)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,574,106	—	(7,851,390	)(b)	2,722,716	$2,722,716	$108,074		$20	$—
SL Liquidity Series, LLC, Money Market Series	235,838,442	—	(30,461,017	)(b)	205,377,425	205,397,963	854,417	(c)	61,001	11,457
iShares Gold Trust	2,098,037	3,530,358	—		5,628,395	64,332,555	—		—	(7,476,284)

						$272,453,234	$962,491		$61,021	$(7,464,827)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	186	10/30/18	$13,144	$134,881
Hang Seng Index	73	10/30/18	12,998	105,460
S&P 500 E-Mini Index	109	12/21/18	15,909	2,373

				242,714

Short Contracts
CAC 40 10 Euro Index	49	10/19/18	3,123	(80,569)
Yen Denominated Nikkei 225 Index	77	12/13/18	8,183	(596,834)
EURO STOXX 50 Index	6,525	12/21/18	256,594	(4,317,888)
FTSE 100 Index	9	12/21/18	878	(25,983)
NASDAQ 100 Emini Index	181	12/21/18	27,712	(511,586)

				(5,532,860)

				$(5,290,146)

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,070,268	JPY	4,301,050,000	JP Morgan Chase Bank NA	10/01/18	$1,215,576
USD	16,980,676	AUD	22,844,000	Credit Suisse International	10/25/18	465,394
NOK	160,576,000	USD	19,723,925	JP Morgan Chase Bank NA	10/26/18	25,604
GBP	19,728,000	USD	25,410,769	Bank of America NA	11/15/18	354,216
GBP	19,033,000	USD	24,400,123	Barclays Bank plc	11/16/18	458,306
GBP	19,010,000	USD	24,588,827	Morgan Stanley & Co. International plc	11/16/18	239,563
USD	50,609,805	JPY	5,608,700,000	Goldman Sachs International	12/10/18	973,830
SEK	437,048,904	EUR	42,184,000	JP Morgan Chase Bank NA	12/21/18	215,730

						3,948,219

GBP	33,747,000	USD	45,069,132	JP Morgan Chase Bank NA	10/05/18	(1,077,508)
ZAR	420,523,000	USD	31,303,354	Citibank NA	10/19/18	(1,635,135)
USD	24,969,000	BRL	104,984,008	UBS AG	12/06/18	(887,826)

						(3,600,469)

	Net Unrealized Appreciation					$347,750

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	Bank of America NA	35,502,800	12/21/18	USD	1,700.00	USD	35,431	$947,089
Chevron Corp.	UBS AG	34,480,000	01/18/19	USD	125.00	USD	33,730	951,648
Exxon Mobil Corp.	UBS AG	17,816,015	01/18/19	USD	95.00	USD	15,944	55,323
Schlumberger Ltd.	UBS AG	24,431,400	01/18/19	USD	90.00	USD	16,537	5,429
TOPIX Index	Morgan Stanley & Co. International plc	3,559,379,250	03/08/19	JPY	1,785.00	JPY	3,623,687	1,486,953
KOSPI 200 Index	Goldman Sachs International	37,940	03/14/19	USD	302.50	USD	38	1,062,249
Russell 2000 Index	Bank of America NA	47,227,700	03/15/19	USD	1,700.00	USD	47,132	1,998,843
BP plc	UBS AG	46,114,536	06/21/19	USD	52.00	USD	40,882	647,892
ConocoPhillips Co.	UBS AG	34,798,950	06/21/19	USD	75.00	USD	35,913	3,665,489
Occidental Petroleum Corp.	UBS AG	38,144,780	06/21/19	USD	92.50	USD	33,885	758,677
Royal Dutch Shell plc	UBS AG	38,977,862	06/21/19	USD	77.00	USD	34,493	506,677
Suncor Energy, Inc.	UBS AG	26,953,875	06/21/19	USD	45.00	USD	23,174	485,883
TOTAL SA	UBS AG	43,386,210	09/20/19	USD	70.00	USD	39,909	1,480,393
TOPIX Banks Index	Bank of America NA	1,324,197,775	12/13/19	JPY	191.28	JPY	1,274,561	697,030
TOPIX Banks Index	Morgan Stanley & Co. International plc	2,504,683,456	12/13/19	JPY	191.28	JPY	2,410,790	1,318,383
Facebook, Inc.	UBS AG	127,274,730	01/17/20	USD	190.00	USD	110,166	10,433,179
Halliburton Co.	Citibank NA	16,997,000	01/17/20	USD	50.00	USD	13,778	707,075
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	1,715,215,223	03/13/20	JPY	4,756.33	JPY	1,653,790	952,717
TOPIX Banks Index	BNP Paribas SA	1,813,373,532	03/13/20	JPY	194.04	JPY	1,720,576	946,763
EURO STOXX Bank Index	Societe Generale SA	14,987,178	03/20/20	EUR	117.57	EUR	13,583	657,411
TOPIX Banks Index	Morgan Stanley & Co. International plc	1,597,020,123	04/10/20	JPY	192.04	JPY	1,531,062	912,174
EURO STOXX Bank Index	Citibank NA	27,675,710	06/19/20	EUR	131.88	EUR	22,360	425,338
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	1,402,840,674	09/11/20	JPY	4,816.24	JPY	1,335,778	534,078
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	1,425,713,809	12/11/20	JPY	4,894.87	JPY	1,335,750	763,481
EURO STOXX Bank Index	Barclays Bank plc	22,243,517	03/19/21	EUR	136.97	EUR	17,303	416,337
EURO STOXX Bank Index	Deutsche Bank AG	21,113,815	04/16/21	EUR	136.56	EUR	16,474	410,402
EURO STOXX Bank Index	UBS AG	22,591,813	06/18/21	EUR	134.92	EUR	17,841	417,445

								33,644,358

Put
Tenet Healthcare Corp.	Bank of America NA	10,981,200	10/19/18	USD	30.00	USD	10,417	805,288
S&P 500 Index	Morgan Stanley & Co. International plc	276,271,459	12/21/18	USD	2,741.31	USD	293,674	2,398,029
S&P 500 Index	Barclays Bank plc	132,664,500	01/18/19	USD	2,700.00	USD	143,178	1,289,794

								4,493,111

								$38,137,469

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Goldman Sachs International	02/04/19	3.00%	USD	286,083	$1,122,647
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.10%	Semi-Annual	Bank of America NA	03/25/19	3.10%	USD	287,822	1,971,235

										$3,093,882

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.60%	Goldman Sachs International	11/06/18	USD	215,050	$22	$659,487	$(659,465)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
United Rentals, Inc.	34	11/16/18	USD	175.00	USD	556	$(13,090)
United Rentals, Inc.	34	11/16/18	USD	180.00	USD	556	(8,160)
Amazon.com, Inc.	42	02/15/19	USD	2,085.00	USD	8,413	(529,830)

							$(551,080)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Charter Communications, Inc.	Citibank NA	8,453,075	12/21/18	USD	305.00	USD	9,032	$(852,236)
Charter Communications, Inc.	Citibank NA	16,994,250	12/21/18	USD	315.00	USD	17,581	(1,321,775)
S&P 500 Index	Morgan Stanley & Co. International plc	17,133,600	12/21/18	USD	3,025.00	USD	16,505	(77,880)
S&P 500 Index	Morgan Stanley & Co. International plc	124,290,433	12/21/18	USD	2,965.09	USD	122,148	(1,468,707)
Apple, Inc.	Barclays Bank plc	11,146,880	01/18/19	USD	160.00	USD	15,727	(4,652,081)
DowDuPont, Inc.	Barclays Bank plc	10,800,860	01/18/19	USD	70.00	USD	9,923	(148,898)
Fifth Third Bancorp	Morgan Stanley & Co. International plc	15,660,797	01/18/19	USD	31.00	USD	14,105	(181,867)
FleetCor Technologies, Inc.	Barclays Bank plc	6,132,420	01/18/19	USD	180.00	USD	7,762	(1,725,595)
Microsoft Corp.	Barclays Bank plc	11,112,570	01/18/19	USD	90.00	USD	14,122	(3,086,825)
S&P 500 Index	Barclays Bank plc	144,948,250	01/18/19	USD	2,950.00	USD	143,178	(2,830,176)
United Continental Holdings, Inc.	Deutsche Bank AG	6,777,075	01/18/19	USD	75.00	USD	8,048	(1,418,668)
Apple, Inc.	Bank of America NA	16,323,570	02/15/19	USD	235.00	USD	15,680	(661,626)
TOPIX Index	Morgan Stanley & Co. International plc	3,888,397,500	03/08/19	JPY	1,950.00	JPY	3,623,687	(312,393)
KOSPI 200 Index	Goldman Sachs International	41,075	03/14/19	USD	327.50	USD	38	(178,149)
Russell 2000 Index	Bank of America NA	52,783,900	03/15/19	USD	1,900.00	USD	47,132	(134,738)
BP plc	UBS AG	52,322,262	06/21/19	USD	59.00	USD	40,882	(231,885)
ConocoPhillips Co.	UBS AG	39,438,810	06/21/19	USD	85.00	USD	35,913	(1,612,351)
Occidental Petroleum Corp.	UBS AG	43,299,480	06/21/19	USD	105.00	USD	33,885	(150,059)
Royal Dutch Shell plc	UBS AG	44,293,025	06/21/19	USD	87.50	USD	34,493	(200,488)
Suncor Energy, Inc.	UBS AG	29,948,750	06/21/19	USD	50.00	USD	23,174	(203,622)
TOTAL SA	UBS AG	46,485,225	09/20/19	USD	75.00	USD	39,909	(674,160)
TOPIX Banks Index	Bank of America NA	1,531,951,723	12/13/19	JPY	221.29	JPY	1,274,561	(264,234)
TOPIX Banks Index	Morgan Stanley & Co. International plc	2,897,574,979	12/13/19	JPY	221.29	JPY	2,410,790	(499,863)
Comcast Corp.	Citibank NA	11,493,150	01/17/20	USD	37.50	USD	10,853	(800,159)
Facebook, Inc.	UBS AG	147,370,740	01/17/20	USD	220.00	USD	110,166	(5,610,136)
Halliburton Co.	Citibank NA	19,546,550	01/17/20	USD	57.50	USD	13,778	(329,742)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	2,048,266,731	03/13/20	JPY	5,679.90	JPY	1,653,790	(307,750)
TOPIX Banks Index	BNP Paribas SA	2,219,286,831	03/13/20	JPY	237.47	JPY	1,720,576	(273,468)
EURO STOXX Bank Index	Societe Generale SA	20,268,384	03/20/20	EUR	159.00	EUR	13,583	(57,490)
TOPIX Banks Index	Morgan Stanley & Co. International plc	1,944,885,893	04/10/20	JPY	233.87	JPY	1,531,062	(285,588)
EURO STOXX Bank Index	Citibank NA	33,916,335	06/19/20	EUR	161.62	EUR	22,360	(83,375)

								(30,635,984)

Put
Russell 2000 Index	Bank of America NA	27,846,400	12/21/18	USD	1,600.00	USD	29,527	(287,166)
S&P 500 Index	Morgan Stanley & Co. International plc	253,718,687	12/21/18	USD	2,517.53	USD	293,674	(929,401)
Schlumberger Ltd.	UBS AG	16,287,600	01/18/19	USD	60.00	USD	16,537	(684,079)
TOPIX Index	Morgan Stanley & Co. International plc	3,190,480,000	03/08/19	JPY	1,600.00	JPY	3,623,687	(242,192)
KOSPI 200 Index	Goldman Sachs International	33,864	03/14/19	USD	270.00	USD	38	(333,815)
S&P 500 Index	Bank of America NA	41,532,400	03/15/19	USD	2,600.00	USD	46,548	(491,999)
TOPIX Banks Index	Bank of America NA	1,084,045,010	12/13/19	JPY	156.59	JPY	1,274,561	(460,387)
TOPIX Banks Index	Morgan Stanley & Co. International plc	2,050,403,288	12/13/19	JPY	156.59	JPY	2,410,790	(870,727)
Facebook, Inc.	UBS AG	103,829,385	01/17/20	USD	155.00	USD	110,166	(10,048,005)
Halliburton Co.	Citibank NA	11,897,900	01/17/20	USD	35.00	USD	13,778	(758,066)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	1,382,163,714	03/13/20	JPY	3,832.77	JPY	1,653,790	(585,921)
TOPIX Banks Index	BNP Paribas SA	1,455,993,538	03/13/20	JPY	155.80	JPY	1,720,576	(725,682)
EURO STOXX Bank Index	Societe Generale SA	8,564,235	03/20/20	EUR	100.77	EUR	9,055	(1,063,579)
TOPIX Banks Index	Morgan Stanley & Co. International plc	1,312,402,676	04/10/20	JPY	157.82	JPY	1,531,062	(726,827)
EURO STOXX Bank Index	Citibank NA	14,832,850	06/19/20	EUR	106.02	EUR	14,906	(2,628,077)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	741,961,655	09/11/20	JPY	3,820.96	JPY	890,519	(328,342)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	735,273,774	12/11/20	JPY	3,786.60	JPY	890,500	(468,025)
EURO STOXX Bank Index	Barclays Bank plc	11,934,051	03/19/21	EUR	110.23	EUR	11,536	(2,693,570)
EURO STOXX Bank Index	Deutsche Bank AG	5,104,324	04/16/21	EUR	99.04	EUR	5,491	(890,616)
EURO STOXX Bank Index	Deutsche Bank AG	6,123,230	04/16/21	EUR	118.81	EUR	5,491	(1,673,280)
EURO STOXX Bank Index	UBS AG	11,718,586	06/18/21	EUR	106.38	EUR	11,737	(2,709,480)

								(29,599,236)

								$(60,235,220)

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.60%	Semi-Annual	Goldman Sachs International	02/04/19	2.60%	USD	286,083	$(203,511)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Bank of America NA	03/25/19	2.75%	USD	287,822	(597,672)

										(801,183)

Put
5-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/25/19	3.50%	USD	287,822	(508,951)

										$(1,310,134)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD 6,463	$(514,946)	$(471,838)	$(43,108)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.42%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/07/23	EUR 119,219	$(1,036,788)	$—	$(1,036,788)
3 month LIBOR	Quarterly	2.40%	Semi-Annual	N/A		03/07/23	USD 134,710	(3,658,769)	—	(3,658,769)
0.34%	Annual	6 month EURIBOR	Semi-Annual	N/A		06/14/23	EUR 118,086	(203,174)	—	(203,174)
3 month LIBOR	Quarterly	2.33%	Semi-Annual	N/A		06/14/23	USD 147,260	(3,863,903)	—	(3,863,903)
3 month LIBOR	Quarterly	2.97%	Semi-Annual	07/20/20	(a)	07/18/25	USD 317,049	(2,205,041)	—	(2,205,041)
0.84%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR 37,582	230,217	—	230,217
0.84%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR 37,591	229,450	—	229,450
1.08%	Annual	6 month EURIBOR	Semi-Annual	N/A		07/25/28	EUR 55,837	(826,960)	—	(826,960)
3 month LIBOR	Quarterly	2.73%	Semi-Annual	N/A		07/25/28	USD 79,567	(2,558,402)	—	(2,558,402)
2.99%	Semi-Annual	3 month LIBOR	Quarterly	07/20/20	(a)	07/18/50	USD 71,247	1,901,160	—	1,901,160

								$(11,992,210)	$—	$(11,992,210)

(a) Forward Swaps.

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)			Termination Date(a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered	Received	Counterparty
0.10 JPY	Semi-Annual	2.01%	Semi-Annual	JPY 7,006,100	USD 67,725	Bank of America NA	10/15/18	$6,600,441	$—	$6,600,441

(a)	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index Annual Dividend Future December 2018	USD	7,094,313	BNP Paribas SA	12/21/18	USD	7,094	$1,122,950	$—	$1,122,950
S&P 500 Index Annual Dividend Future December 2020	USD	2,914,481	Goldman Sachs International	12/18/20	USD	2,914	718,369	—	718,369
Nikkei Dividend Future December 2020	JPY	143,310,000	BNP Paribas SA	04/01/21	JPY	143,310	154,409	—	154,409
Nikkei Dividend Future December 2020	JPY	104,085,000	BNP Paribas SA	04/01/21	JPY	104,085	208,168	—	208,168
Nikkei Dividend Future December 2020	JPY	89,240,000	BNP Paribas SA	04/01/21	JPY	89,240	172,267	—	172,267
Nikkei Dividend Future December 2020	JPY	191,375,000	BNP Paribas SA	04/01/21	JPY	191,375	397,597	—	397,597
Nikkei Dividend Future December 2020	JPY	384,120,000	BNP Paribas SA	04/01/21	JPY	384,120	741,498	—	741,498
S&P 500 Index Annual Dividend Future December 2021	USD	3,726,213	BNP Paribas SA	12/17/21	USD	3,726	1,055,312	—	1,055,312
Nikkei Dividend Future December 2021	JPY	144,840,000	BNP Paribas SA	04/01/22	JPY	144,840	165,781	—	165,781
Nikkei Dividend Future December 2021	JPY	199,250,000	BNP Paribas SA	04/01/22	JPY	199,250	364,814	—	364,814
Nikkei Dividend Future December 2021	JPY	198,750,000	BNP Paribas SA	04/01/22	JPY	198,750	369,213	—	369,213
Nikkei Dividend Future December 2021	JPY	389,070,000	BNP Paribas SA	04/01/22	JPY	389,070	770,252	—	770,252

							$6,240,630	$—	$6,240,630

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(20,604,150)	$(57,239	)(b)	$(20,658,649)	0.2%
	JP Morgan Chase Bank NA	02/08/23	(23,137,544)	(507,489	)(c)	(23,645,759)	0.2%

				$(564,728)		$(44,304,408)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-233 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR USD 1 Month
United States Overnight Bank Funding Rate

(b)	Amount includes $(2,740) of net dividends and financing fees.
(c)	Amount includes $726 of net dividends and financing fees.

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference rate
3 month LIBOR	London Interbank Offered Rate	2.40%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%

Currency

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

CDX — Credit Default Swap Index

CVA — Certification Van Aandelon (Dutch Certificate)

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

OTC — Over-The-Counter

PCL — Public Company Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$2,102,364	$—	$2,102,364
Belgium	—	32,876,260	—	32,876,260
Brazil	49,745,395	—	—	49,745,395
Canada	122,077,425	—	—	122,077,425
China	61,951,741	86,257,059	16,511,501	164,720,301
Czech Republic	4,374,813	—	—	4,374,813
Denmark	—	8,111,725	—	8,111,725
Finland	—	734,456	—	734,456
France	20,612,366	240,384,239	—	260,996,605
Germany	—	157,547,240	—	157,547,240
Hong Kong	—	85,038,411	—	85,038,411
India	—	132,797,730	—	132,797,730
Indonesia	—	5,235,147	—	5,235,147
Italy	10,266,082	91,961,058	—	102,227,140
Japan	—	853,568,636	—	853,568,636
Macau	—	46,837	—	46,837
Malaysia	—	1,646,593	—	1,646,593
Mexico	257,397	—	—	257,397
Netherlands	40,656,140	209,800,236	—	250,456,376
Norway	—	504,856	—	504,856
Poland	—	268,233	—	268,233
Portugal	—	9,747,616	—	9,747,616
Singapore	—	51,717,369	—	51,717,369
South Africa	622,115	722,175	—	1,344,290
South Korea	25,905,544	53,924,883	—	79,830,427

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Spain	$—	$34,235,387	$—	$34,235,387
Sweden	—	1,228,428	—	1,228,428
Switzerland	—	91,540,471	—	91,540,471
Taiwan	—	83,497,238	—	83,497,238
Thailand	—	20,130,447	—	20,130,447
Turkey	—	909,762	—	909,762
United Arab Emirates	—	44,975,724	—	44,975,724
United Kingdom	35,807,665	115,302,856	—	151,110,521
United States	3,502,144,478	30,905,382	4,431,552	3,537,481,412
Corporate Bonds:
Australia	—	21,093,030	2,294,554	23,387,584
Belgium	—	11,266,379	—	11,266,379
Chile	—	77,947	—	77,947
China	—	48,000	—	48,000
France	—	7,202,567	—	7,202,567
Germany	—	15,606,920	—	15,606,920
India	—	—	1	1
Italy	—	3,959,268	—	3,959,268
Luxembourg	—	8,367,300	—	8,367,300
Netherlands	—	12,152,288	—	12,152,288
Singapore	—	5,311,690	—	5,311,690
Switzerland	—	4,658,867	—	4,658,867
Turkey	—	—	3,905,500	3,905,500
United Arab Emirates	—	13,244,247	—	13,244,247
United Kingdom	—	7,002,656	—	7,002,656
United States	—	260,357,262	—	260,357,262
Floating Rate Loan Interests	—	17,663,768	—	17,663,768
Foreign Agency Obligations	—	4,769,319	—	4,769,319
Foreign Government Obligations	—	355,982,105	—	355,982,105
Investment Companies	113,508,270	—	—	113,508,270
Preferred Securities:	—	—	—	—
Brazil	4,428,032	—	—	4,428,032
China	—	26,823,829	—	26,823,829
Netherlands	—	3,567,700	—	3,567,700
South Korea	—	749,473	—	749,473
United Kingdom	—	30,369,671	—	30,369,671
United States	30,354,432	55,791,805	78,564,755	164,710,992
U.S. Treasury Obligations	—	2,190,772,194	—	2,190,772,194
Short-Term Securities:
Foreign Government Obligations	—	87,230,848	—	87,230,848
Money Market Funds	2,722,716	—	—	2,722,716
Time Deposits	—	2,029,085	—	2,029,085
U.S. Treasury Obligations	—	215,922,438	—	215,922,438
Options Purchased:
Equity contracts	—	38,137,469	—	38,137,469
Interest rate contracts	—	3,093,904	—	3,093,904
Liabilities:
Investment Sold Short
Common Stocks:	—	—	—	—
France	—	(5,044,384)	—	(5,044,384)
Japan	—	(8,463,639)	—	(8,463,639)
United States	(24,207,094)	—	—	(24,207,094)

Subtotal	$4,001,227,517	$5,837,462,824	$105,707,863	$9,944,398,204

Investments valued at NAV(a)				$205,397,963

Total Investments				$10,149,796,167

Derivative Financial Instruments(b)
Assets:
Equity contracts	$242,714	$6,240,630	$—	$6,483,344
Foreign currency exchange contracts	—	3,948,219	—	3,948,219
Interest rate contracts	—	8,961,268	—	8,961,268
Liabilities:
Credit contracts	—	(43,108)	—	(43,108)
Equity contracts	(6,083,940)	(60,799,948)	—	(66,883,888)
Foreign currency exchange contracts	—	(3,600,469)	—	(3,600,469)
Interest rate contracts	—	(15,663,171)	—	(15,663,171)

	$(5,841,226)	$(60,956,579)	$—	$(66,797,805)

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and Options written are shown at value

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Global Allocation V.I. Fund

During the period ended September 30, 2018, there were no transfers between Levels 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Warrants	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$472,461	$8,403,598	$101,952,816	$29	$110,828,904
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(24,000)	(52,432,678)	—	(52,456,678)
Accrued discounts/premiums	—	81,780	—	—	81,780
Net realized gain (loss)	—	(46,870,410)	—	—	(46,870,410)
Net change in unrealized appreciation (depreciation)(a)	(2,322,788)	44,840,887	25,863,651	(29)	68,381,721
Purchases	22,793,380	46,870,410	3,180,966	—	72,844,756
Sales	—	(47,102,210)	—	—	(47,102,210)

Closing Balance, as of September 30, 2018	$20,943,053	$6,200,055	$78,564,755	$—	$105,707,863

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$(2,322,788)	$(1,535,606)	$12,415,133	$—	$8,556,739

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Schedule of Investments (unaudited) September 30, 2018	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 48.8%
Federal Farm Credit Bank Discount Notes(a):
2.06%, 11/19/18	USD 2,515	$2,507,982
2.08%, 11/27/18	995	991,755
2.22%, 01/04/19	745	740,793
2.29%, 02/04/19	735	729,315
2.29%, 02/08/19	175	173,654
2.36%, 03/11/19	885	876,213
2.37%, 03/19/19	885	875,735
2.41%, 04/12/19	215	212,441
2.48%, 06/17/19	730	717,395
2.48%, 06/28/19	505	495,872
2.51%, 07/22/19	640	626,829
2.51%, 07/23/19	1,145	1,121,421
2.54%, 08/15/19	660	646,008
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%), 2.07%, 02/07/20	1,900	1,899,974
(LIBOR USD 1 Month - 0.00%), 2.17%, 06/19/20	1,000	1,000,800
(LIBOR USD 1 Month - 0.04%), 2.09%, 09/11/20	510	509,970
Federal Home Loan Bank Discount Notes(a):
0.85%, 10/03/18	1,725	1,724,815
1.07%, 10/04/18	490	489,920
1.68%, 10/12/18	905	904,451
1.78%, 10/16/18	480	479,595
1.80%, 10/17/18	830	829,264
1.84%, 10/19/18	2,930	2,927,005
1.87%, 10/22/18	160	159,813
1.90%, 10/24/18	100	99,872
1.91%, 10/26/18	870	868,798
2.08%, 11/28/18	1,285	1,280,632
2.08%, 11/30/18	785	782,254
2.12%, 12/05/18	1,285	1,280,116
2.12%, 12/07/18	220	219,138
2.14%, 12/21/18	915	910,574
2.22%, 01/04/19	485	482,274
2.37%, 03/20/19	1,000	989,092
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.12%), 1.99%, 10/03/18	1,000	1,000,000
(LIBOR USD 1 Month - 0.11%), 2.10%, 10/22/18	610	610,006
(LIBOR USD 1 Month - 0.14%), 2.08%, 10/26/18	750	750,000
(LIBOR USD 1 Month - 0.10%), 2.00%, 11/01/18	3,000	3,000,000
(LIBOR USD 1 Month - 0.10%), 2.00%, 11/02/18	2,000	2,000,000
(LIBOR USD 1 Month - 0.13%), 2.04%, 11/16/18	1,730	1,729,994
(LIBOR USD 1 Month - 0.13%), 2.04%, 11/20/18	930	930,041
(LIBOR USD 1 Month - 0.09%), 2.13%, 01/25/19	750	750,000
(LIBOR USD 1 Month - 0.13%), 2.11%, 01/28/19	595	595,000
(LIBOR USD 1 Month - 0.13%), 1.97%, 02/01/19	795	795,000
(LIBOR USD 1 Month - 0.12%), 2.10%, 02/25/19	960	960,000
(LIBOR USD 1 Month - 0.12%), 2.10%, 03/25/19	1,800	1,800,000

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19	USD 420	$419,924
(LIBOR USD 3 Month - 0.16%), 2.18%, 06/20/19	1,000	1,000,000
(LIBOR USD 1 Month - 0.05%), 2.19%, 06/28/19	435	435,000
(LIBOR USD 1 Month - 0.11%), 2.06%, 07/19/19	1,960	1,960,000
(LIBOR USD 1 Month - 0.08%), 2.15%, 08/27/19	1,190	1,190,000
(LIBOR USD 1 Month - 0.09%), 2.06%, 09/09/19	1,565	1,565,000
(LIBOR USD 1 Month - 0.06%), 2.17%, 09/27/19	1,000	1,000,000
(LIBOR USD 3 Month - 0.14%), 2.20%, 12/19/19	535	535,000
(LIBOR USD 1 Month - 0.06%), 2.15%, 02/24/20	1,085	1,085,000
(LIBOR USD 1 Month - 0.04%), 2.12%, 04/17/20	940	940,000
Federal Home Loan Mortgage Corp. Discount Notes, 1.82%, 10/18/18(a)	1,515	1,513,601
Federal Home Loan Mortgage Corp. Notes, 0.88%, 10/12/18	840	839,811
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 1 Month - 0.10%), 2.03%, 08/08/19(b)	1,500	1,499,366
Federal National Mortgage Association Notes, 0.88%, 08/02/19	665	655,504

Total U.S. Government Sponsored Agency Obligations — 48.8% (Cost: $58,112,017)		58,112,017

U.S. Treasury Obligations — 15.0%
U.S. Treasury Bills(a):
2.12%, 12/27/18	1,295	1,288,475
2.17%, 01/17/19	7,000	6,955,060
2.25%, 02/07/19	1,955	1,939,728
2.28%, 02/21/19	890	882,275
U.S. Treasury Notes:
1.13%, 01/31/19	50	49,825
1.25%, 01/31/19	50	49,846
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.33%, 01/31/19(b)	3,775	3,775,000
1.50%, 02/28/19	3,000	2,990,653

Total U.S. Treasury Obligations — 15.0% (Cost: $17,930,862)		17,930,862

Total Repurchase Agreements — 32.6% (Cost: $38,850,000)		38,850,000

Total Investments — 96.4% (Cost: $114,892,879)		114,892,879

Other Assets Less Liabilities — 3.6%		4,280,577

Net Assets — 100.0%		$119,173,456

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Government Money Market V.I. Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.26%		09/28/18	10/01/18	$5,600	$5,600	$5,601,055	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.63% to 3.00%, due 12/31/19 to 11/15/46	$5,949,421	$5,712,081
BNP Paribas SA	2.26		09/28/18	10/01/18	6,000	6,000	6,001,130	U.S. Government Sponsored Agency Obligations, 0.00% to 5.50%, due 07/15/41 to 03/15/58	20,641,857	6,120,010
Goldman Sachs & Co. LLC	2.20		09/25/18	10/02/18	2,500	2,500	2,501,069	U.S. Government Sponsored Agency Obligation, 3.50%, due 12/01/47	2,783,088	2,575,001
JP Morgan Securities LLC	2.24		09/28/18	10/01/18	5,000	5,000	5,000,933	U.S. Treasury Obligations, 0.00% to 2.75%, due 05/23/19 to 05/15/45	5,581,362	5,100,001
	2.43	(a)	09/28/18	11/05/18	3,500	3,500	3,508,980	U.S. Government Sponsored Agency Obligations, 0.00% to 4.54%, due 04/25/24 to 10/16/55	226,633,463	3,675,000

Total JP Morgan Securities LLC						$8,500				$8,775,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.22		09/25/18	10/02/18	500	500	500,216	U.S. Government Sponsored Agency Obligation, 4.00%, due 02/01/41	541,308	515,001
	2.27		09/28/18	10/01/18	8,000	8,000	8,001,513	U.S. Government Sponsored Agency Obligation, 3.00%, due 09/05/29	8,692,000	8,160,716

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$8,500				$8,675,717
Mizuho Securities USA LLC	2.25		09/28/18	10/01/18	6,000	6,000	6,001,125	U.S. Treasury Obligation, 3.50%, due 05/15/20	5,974,600	6,120,026
Wells Fargo Securities LLC	2.13		09/25/18	10/02/18	1,000	1,000	1,000,414	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.00%, due 04/13/21 to 09/01/48	1,088,430	1,020,069
	2.18		09/27/18	10/04/18	750	750	750,318	U.S. Government Sponsored Agency Obligations, 0.00% to 4.00%, due 03/06/19 to 10/01/48	777,918	765,065

Total Wells Fargo Securities LLC						$1,750				$1,785,134

						$38,850				$39,762,970

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency

USD — United States Dollar

Portfolio Abbreviation

LIBOR — London Interbank Offered Rate

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Government Money Market V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$114,892,879	$—	$114,892,879

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) September 30, 2018	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.1%

Canada — 5.5%
Bombardier, Inc., Class B(a)	631,474	$2,248,891
Suncor Energy, Inc.	83,959	3,248,768

		5,497,659
China — 13.6%
Baidu, Inc., ADR(a)	18,915	4,325,482
Bank of China Ltd., Class H	7,010,000	3,097,319
China Molybdenum Co. Ltd., Class H	4,227,000	1,765,733
Ping An Insurance Group Co. of China Ltd., Class H	445,000	4,507,942

		13,696,476
France — 11.1%
Arkema SA	29,559	3,663,221
AXA SA	107,312	2,875,500
Engie SA	313,204	4,611,068

		11,149,789
Germany — 2.9%
BASF SE	32,718	2,903,172

India — 3.2%
ICICI Bank Ltd.	765,625	3,231,715

Italy — 2.0%
Intesa Sanpaolo SpA	772,726	1,968,854

Japan — 16.0%
Mitsui Fudosan Co. Ltd.	139,100	3,289,835
Omron Corp.	73,700	3,114,395
Sony Corp.	104,700	6,364,470
Trend Micro, Inc.	51,700	3,325,538

		16,094,238
Mexico — 3.0%
Fomento Economico Mexicano SAB de CV	302,498	2,992,652

Portugal — 2.1%
Banco Comercial Portugues SA, Class R(a)	7,232,044	2,141,183

Russia — 2.3%
Sberbank of Russia PJSC, ADR	182,955	2,313,372

Spain — 9.1%
Banco Bilbao Vizcaya Argentaria SA	507,275	3,216,249
CaixaBank SA	604,329	2,748,441
Industria de Diseno Textil SA	106,198	3,208,407

		9,173,097
Switzerland — 6.4%
Cie Financiere Richemont SA (Registered)	39,805	3,245,314
Roche Holding AG	13,001	3,143,843

		6,389,157
Thailand — 1.8%
Sea Ltd., ADR(a)(b)	131,583	1,819,793

United Kingdom — 9.7%
Associated British Foods plc	84,361	2,517,790
British American Tobacco plc	42,192	1,967,012
Burberry Group plc	57,295	1,504,526
Diageo plc	58,849	2,084,908
TechnipFMC plc	51,514	1,609,812

		9,684,048

Security	Shares		Value
United States — 7.4%
BioMarin Pharmaceutical, Inc.(a)		25,104	$2,434,335
Equinix, Inc.		6,999	3,029,797
Schlumberger Ltd.		32,771	1,996,409

			7,460,541
Total Common Stocks — 96.1% (Cost: $91,208,061)			96,515,746

Preferred Stocks — 2.5%

Brazil — 2.5%
Itau Unibanco Holding SA (Preference)		231,319	2,527,667

Total Preferred Stocks — 2.5% (Cost: $2,602,847)			2,527,667

Total Long-Term Investments — 98.6% (Cost: $93,810,908)			99,043,413

Short-Term Securities — 1.9%

Money Market Funds — 1.9%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%		1,276,954	1,276,954
SL Liquidity Series, LLC, Money Market Series, 2.27%(d)		592,856	592,916

Total Money Market Funds — 1.9% (Cost: $1,869,907)			1,869,870

	Par (000)
Time Deposits — 0.0%

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 10/01/18	GBP	10	12,765
Total Time Deposits — 0.0% (Cost: $12,765)			12,765

Total Short-Term Securities — 1.9% (Cost: $1,882,672)			1,882,635

Total Investments — 100.5% (Cost: $95,693,580)			100,926,048

Liabilities in Excess of Other Assets — (0.5)%			(527,111)

Net Assets — 100.0%			$100,398,937

(a) Non-income producing security.

(b) Security, or a portion of the security, is on loan.

(c)  Annualized 7-day yield as of period end.

(d) Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,135,204	(1,858,250)	1,276,954	$1,276,954	$38,521		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,216,364	(5,623,508)	592,856	592,916	10,408	(b)	(432)	238

				$1,869,870	$48,929		$(432)	$238

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency

GBP — British Pound
Portfolio Abbreviations

ADR — American Depositary Receipt
PJSC — Public Joint Stock Company

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock International V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosures hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Canada	$5,497,659	$—	$—	$5,497,659
China	4,325,482	9,370,994	—	13,696,476
France	—	11,149,789	—	11,149,789
Germany	—	2,903,172	—	2,903,172
India	—	3,231,715	—	3,231,715
Italy	—	1,968,854	—	1,968,854
Japan	—	16,094,238	—	16,094,238
Mexico	2,992,652	—	—	2,992,652
Portugal	—	2,141,183	—	2,141,183
Russia	—	2,313,372	—	2,313,372
Spain	—	9,173,097	—	9,173,097
Switzerland	—	6,389,157	—	6,389,157
Thailand	1,819,793	—	—	1,819,793
United Kingdom	1,609,812	8,074,236	—	9,684,048
United States	7,460,541	—	—	7,460,541
Preferred Securities	2,527,667	—	—	2,527,667
Short-Term Securities:
Money Market Funds	1,276,954	—	—	1,276,954
Time Deposits	—	12,765	—	12,765

Subtotal	$27,510,560	$72,822,572	$—	$100,333,132

Investments valued at NAV(a)				592,916
Total Investments				$100,926,048

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Consolidated Schedule of Investments (unaudited) September 30, 2018	BlackRock iShares Dynamic Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 106.1%(f)

Commodity Funds — 1.4%
iShares Commodities Select Strategy ETF(a)	6,561	$255,420
iShares Gold Trust(b)(c)	7,729	88,343
iShares Silver Trust(b)(c)	6,625	90,961

		434,724

Equity Funds — 69.4%
iShares Core MSCI EAFE ETF(a)	35,907	2,300,921
iShares Core MSCI Emerging Markets ETF(a)	31,862	1,649,814
iShares Core S&P 500 ETF	27,319	7,997,091
iShares Core S&P Mid-Cap ETF	8,453	1,701,504
iShares Core S&P Small-Cap ETF(a)	7,856	685,358
iShares Edge MSCI Minimum Volatility Global ETF	10,997	966,306
iShares Edge MSCI Minimum Volatility USA ETF(a)	24,000	1,368,960
iShares Edge MSCI USA Momentum Factor ETF	23,655	2,814,945
iShares Global Tech ETF	9,700	1,698,664
iShares S&P 500 Growth ETF(a)	3,700	655,529
iShares S&P 500 Value ETF(a)	5,700	660,288
iShares U.S. Real Estate ETF(a)	5,800	464,116

		22,963,496

Fixed Income Funds — 29.3%
iShares Core International Aggregate Bond ETF	1,600	83,632
iShares Global Infrastructure ETF(a)	7,377	310,719
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,386	2,113,103
iShares Intermediate-Term Corporate Bond ETF	30,900	1,640,790
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,040	1,513,652
iShares Short Maturity Bond ETF	61,000	3,061,285
iShares U.S. Preferred Stock ETF(a)	7,613	282,671
iShares U.S. Treasury Bond ETF	28,352	690,088

		9,695,940

Short-Term Securities — 6.0%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	231,213	231,213
SL Liquidity Series, LLC, Money Market Series, 2.27%(e)	1,753,139	1,753,314

		1,984,527

Total Affiliated Investment Companies — 106.1% (Cost: $32,870,849)		35,078,687

Liabilities in Excess of Other Assets — (6.1)%		(2,002,903)

Net Assets — 100.0%		$33,075,784

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock iShares Dynamic Allocation V.I. Fund

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,845	173,368	(b)	—		231,213	$231,213	$1031		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,016,002	—		(262,863	)(c)	1,753,139	1,753,314	42,410	(d)	(1170)	(37)
iShares 1-3 Year Treasury Bond ETF	23,797	3,441		(27,238)		—	—	7,040		(32,501)	16,848
iShares 20+ Year Treasury Bond ETF	—	5,600		(5,600)		—	—	4,471		18,873	—
iShares Agency Bond ETF	11,079	300		(11,379)		—	—	5,711		(24,942)	220
iShares Commodities Select Strategy ETF	6,561	600		(600)		6,561	255,420	2,930		3,512	14,270
iShares Core MSCI EAFE ETF	—	45,507		(9,600)		35,907	2,300,921	46,186		(23,714)	(85,394)
iShares Core MSCI Emerging Markets ETF	50,350	6,612		(25,100)		31,862	1,649,814	16,505		260,206	(412,476)
iShares Core S&P 500 ETF	15,804	13,235		(1,720)		27,319	7,997,091	87,617		134,565	523,207
iShares Core S&P Mid-Cap ETF	12,423	3,320		(7,290)		8,453	1,701,504	23,900		312,790	(231,874)
iShares Core S&P Small-Cap ETF	19,736	590		(12,470)		7,856	685,358	8,891		277,952	(169,554)
iShares Edge MSCI Minimum Volatility Global ETF	8,397	2800		(200)		10,997	966,306	8,960		4,231	35,217
iShares Edge MSCI Minimum Volatility USA ETF	18,450	6,550		(1000)		24,000	1,368,960	17,121		8,936	92,488
iShares Edge MSCI USA Momentum Factor ETF	1,400	27,455		(5,200)		23,655	2,814,945	15,898		44,488	258,049
iShares Global Infrastructure ETF	8,277	300		(1,200)		7,377	310,719	4,922		4,240	(28,652)
iShares Global Tech ETF	—	9,800		(100)		9,700	1,698,664	—		781	58,195
iShares Gold Trust	10,379	1,450		(4,100)		7,729	88,343	—		5,966	(13,324)
iShares iBoxx $ High Yield Corporate Bond ETF	14,263	600		(14,863)		—	—	15,356		(9,613)	(13,821)
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,740	6,794		(4,148)		18,386	2,113,103	41,440		9,190	(112,020)
iShares Intermediate-Term Corporate Bond ETF	—	43,500		(12,600)		30,900	1,640,790	29,873		(968)	(2,315)
iShares International Aggregate Bond ETF	—	1,600		—		1,600	83,632	741		—	(232)
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,140	11,000		(100)		14,040	1,513,652	26,923		28	(46,378)
iShares MSCI Canada ETF	21,075	300		(21,375)		—	—	—		46,125	(82,130)
iShares MSCI EAFE ETF	56,073	1,700		(57,773)		—	—	—		657,197	(615,024)
iShares MSCI EAFE Small-Cap ETF	13,600	100		(13,700)		—	—	—		157,760	(135,709)
iShares Short Maturity Bond ETF	—	62,500		(1,500)		61,000	3,061,285	20,756		(30)	2,773
iShares Silver Trust	4,905	1,820		(100)		6,625	90,961	—		(146)	(13,235)
iShares S&P 500 Growth ETF	—	3,900		(200)		3,700	655,529	3,570		3,074	74,852
iShares S&P 500 Value ETF	—	5,800		(100)		5,700	660,288	7,605		541	26,939
iShares U.S. Credit Bond ETF	20,159	1,099		(21,258)		—	—	18,141		(32,278)	(61,398)
iShares U.S. Preferred Stock ETF	13,613	400		(6,400)		7,613	282,671	13,905		(5,670)	(6,533)
iShares U.S. Real Estate ETF	3,900	2,400		(500)		5,800	464,116	11,129		703	4,968
iShares U.S. Treasury Bond ETF	—	29,152		(800)		28,352	690,088	5,636		51	(2,701)

							$35,078,687	$488,668		$1,820,177	$(924,781)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock iShares Dynamic Allocation V.I. Fund

Currency

USD — United States Dollar

Portfolio Abbreviations

EAFE — Europe, Australasia Far East

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International Indices

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$33,094,160	$—	$—	$33,094,160
Short-Term Securities	231,213	—	—	231,213

Subtotal	$33,325,373	$—	$—	$33,325,373

Investments valued at NAV(a)				1,753,314

Total Investments				$35,078,687

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) September 30, 2018	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Automobiles — 0.7%
Tesla, Inc.(a)(b)	4,941	$1,308,229

Banks — 1.3%
First Republic Bank	26,335	2,528,160

Beverages — 3.2%
Constellation Brands, Inc., Class A	29,902	6,447,469

Biotechnology — 2.2%(b)
BioMarin Pharmaceutical, Inc.	17,337	1,681,169
Vertex Pharmaceuticals, Inc.	13,928	2,684,483

		4,365,652
Capital Markets — 3.7%
CME Group, Inc.	16,702	2,842,847
E*TRADE Financial Corp.(b)	35,045	1,836,008
S&P Global, Inc.	13,807	2,697,750

		7,376,605
Construction Materials — 1.1%
Vulcan Materials Co.	20,491	2,278,599

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(b)	20,236	4,332,730

Equity Real Estate Investment Trusts (REITs) — 2.0%
SBA Communications Corp.(b)	24,389	3,917,605

Health Care Equipment & Supplies — 4.8%
Becton Dickinson and Co.	19,841	5,178,501
Boston Scientific Corp.(b)	116,445	4,483,132

		9,661,633
Health Care Providers & Services — 4.8%
UnitedHealth Group, Inc.	36,359	9,672,948

Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	8,252	2,432,690

Internet & Direct Marketing Retail — 15.7%(b)
Amazon.com, Inc.	9,785	19,599,355
Booking Holdings, Inc.	2,836	5,626,624
Netflix, Inc.	16,406	6,137,977

		31,363,956
Internet Software & Services — 11.6%
Alphabet, Inc., Class A(b)	6,127	7,395,779
Alphabet, Inc., Class C(b)	1,830	2,184,050
Facebook, Inc., Class A(b)	25,477	4,189,947
MercadoLibre, Inc.	10,425	3,549,400
Tencent Holdings Ltd.	143,246	5,848,853

		23,168,029
IT Services — 9.6%
Mastercard, Inc., Class A	24,953	5,554,787
PayPal Holdings, Inc.(b)	41,007	3,602,055
Visa, Inc., Class A	67,218	10,088,750

		19,245,592

Security	Shares	Value
Life Sciences Tools & Services — 2.0%
Illumina, Inc.(a)(b)	10,759	$3,949,198

Machinery — 1.9%
Xylem, Inc.	47,133	3,764,513

Pharmaceuticals — 1.1%
Zoetis, Inc.	24,551	2,247,889

Professional Services — 3.5%
CoStar Group, Inc.(b)	10,386	4,370,844
Equifax, Inc.	20,655	2,696,924

		7,067,768
Road & Rail — 2.2%
Union Pacific Corp.	27,246	4,436,466

Semiconductors & Semiconductor Equipment — 4.5%
ASML Holding NV (Registered), NYRS(a)	21,086	3,964,590
NVIDIA Corp.	10,404	2,923,732
Texas Instruments, Inc.	18,809	2,018,017

		8,906,339
Software — 16.8%
Activision Blizzard, Inc.	36,844	3,065,052
Adobe Systems, Inc.(b)	16,841	4,546,228
Autodesk, Inc.(a)(b)	21,023	3,281,901
Electronic Arts, Inc.(b)	42,579	5,130,344
Microsoft Corp.	111,864	12,793,886
salesforce.com, Inc.(b)	30,315	4,820,994

		33,638,405
Specialty Retail — 2.8%
Ulta Beauty, Inc.(b)	19,733	5,567,074

Total Common Stocks — 98.9% (Cost: $141,836,235)		197,677,549

Total Long-Term Investments — 98.9% (Cost: $141,836,235)		197,677,549

Short-Term Securities — 2.7%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	2,543,883	2,543,883
SL Liquidity Series, LLC, Money Market Series, 2.27%(d)	2,850,000	2,850,286

Total Short-Term Securities — 2.7% (Cost: $5,394,285)		5,394,169

Total Investments — 101.6% (Cost: $147,230,520)		203,071,718

Liabilities in Excess of Other Assets — (1.6)%		(3,220,533)

Net Assets — 100.0%		$199,851,185

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets)

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	82,464	2,461,419	2,543,883	$2,543,883	$27,424		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,198,635	651,365	2,850,000	2,850,286	20,718	(b)	1,487	(117)

				$5,394,169	$48,142		$1,487	$(117)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

NYRS — New York Registered Shares
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Focus Growth V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Automobiles	$1,308,229	$—	$—	$1,308,229
Banks	2,528,160	—	—	2,528,160
Beverages	6,447,469	—	—	6,447,469
Biotechnology	4,365,652	—	—	4,365,652
Capital Markets	7,376,605	—	—	7,376,605
Construction Materials	2,278,599	—	—	2,278,599
Diversified Financial Services	4,332,730	—	—	4,332,730
Equity Real Estate Investment Trusts (REITs)	3,917,605	—	—	3,917,605
Health Care Equipment & Supplies	9,661,633	—	—	9,661,633
Health Care Providers & Services	9,672,948	—	—	9,672,948
Hotels, Restaurants & Leisure	2,432,690	—	—	2,432,690
Internet & Direct Marketing Retail	31,363,956	—	—	31,363,956
Internet Software & Services	17,319,176	5,848,853	—	23,168,029
IT Services	19,245,592	—	—	19,245,592
Life Sciences Tools & Services	3,949,198	—	—	3,949,198
Machinery	3,764,513	—	—	3,764,513
Pharmaceuticals	2,247,889	—	—	2,247,889
Professional Services	7,067,768	—	—	7,067,768
Road & Rail	4,436,466	—	—	4,436,466
Semiconductors & Semiconductor Equipment	8,906,339	—	—	8,906,339
Software	33,638,405	—	—	33,638,405
Specialty Retail	5,567,074	—	—	5,567,074
Short-Term Securities(a)	2,543,883	—	—	2,543,883

Subtotal	$194,372,579	$5,848,853	$—	$200,221,432

Investments valued at NAV(b)				2,850,286

Total Investments				$203,071,718

(a)	See above Schedule of Investments for values in each security type.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 61.1%

Aerospace & Defense — 0.0%
Boeing Co. (The)	196	$72,892
Bombardier, Inc., Class B(a)	2,714	9,666

		82,558
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	312	30,551
Deutsche Post AG (Registered)	7,466	265,449
FedEx Corp.	1,457	350,831
United Parcel Service, Inc., Class B	4,778	557,831

		1,204,662
Airlines — 0.4%
ANA Holdings, Inc.	2,800	97,817
Deutsche Lufthansa AG (Registered)	8,256	202,635
Japan Airlines Co. Ltd.	7,700	276,754
Southwest Airlines Co.	2,948	184,102
United Continental Holdings, Inc.(a)	2,697	240,195

		1,001,503
Auto Components — 1.1%
Aptiv plc	2,954	247,841
Autoliv, Inc.	2,236	193,816
BorgWarner, Inc.	4,414	188,831
Bridgestone Corp.	12,700	479,977
Goodyear Tire & Rubber Co. (The)	5,048	118,073
Lear Corp.	2,427	351,915
Linamar Corp.	7,968	367,109
Magna International, Inc.	17,973	944,116
Sumitomo Rubber Industries Ltd.	6,700	100,609
Yokohama Rubber Co. Ltd. (The)	1,200	25,865

		3,018,152
Automobiles — 0.9%
Fiat Chrysler Automobiles NV(a)	1,174	20,532
Ford Motor Co.	50,920	471,010
General Motors Co.	22,167	746,363
Harley-Davidson, Inc.	3,425	155,152
Peugeot SA	9,347	252,142
Subaru Corp.	2,300	70,505
Suzuki Motor Corp.	2,100	120,353
Tesla, Inc.(a)	1,249	330,698
Toyota Motor Corp.	6,000	373,817

		2,540,572
Banks — 4.6%
Aozora Bank Ltd.	300	10,715
Australia & New Zealand Banking Group Ltd.	15,203	309,482
Banco Bilbao Vizcaya Argentaria SA	47,748	302,734
Bank Leumi Le-Israel BM	4,049	26,684
Bank of America Corp.	37,794	1,113,411
Bank of East Asia Ltd. (The)	3,000	11,164
Bank of Montreal	2,493	205,632
Bank of Nova Scotia (The)	5,022	299,341
Barclays plc	17,233	38,223
BB&T Corp.	2,898	140,669
BOC Hong Kong Holdings Ltd.	39,500	187,479
CaixaBank SA	22,918	104,229
Canadian Imperial Bank of Commerce	97	9,089
Chiba Bank Ltd. (The)	2,000	13,659
CIT Group, Inc.	2,249	116,071
Citizens Financial Group, Inc.	3,759	144,985
Comerica, Inc.	863	77,843
Commerzbank AG(a)	848	8,811
Commonwealth Bank of Australia	4,929	254,403
Danske Bank A/S	3,379	88,572

Security	Shares	Value
Banks (continued)
DBS Group Holdings Ltd.	7,500	$143,079
DNB ASA	20,171	424,489
Erste Group Bank AG(a)	307	12,746
Fifth Third Bancorp	4,385	122,429
Fukuoka Financial Group, Inc.	600	16,500
Hang Seng Bank Ltd.	8,200	222,499
HSBC Holdings plc	134,172	1,170,703
ING Groep NV	3,651	47,387
Japan Post Bank Co. Ltd.	3,300	38,994
JPMorgan Chase & Co.	12,513	1,411,967
M&T Bank Corp.	170	27,972
Mitsubishi UFJ Financial Group, Inc.	56,100	348,532
Mizuho Financial Group, Inc.	124,400	216,805
Nordea Bank AB	25,334	275,649
Oversea-Chinese Banking Corp. Ltd.	13,100	109,617
Regions Financial Corp.	7,434	136,414
Resona Holdings, Inc.	16,700	93,762
Royal Bank of Canada	5,339	427,980
Royal Bank of Scotland Group plc	72,259	234,126
Shizuoka Bank Ltd. (The)	3,100	27,819
Skandinaviska Enskilda Banken AB, Class A	13,438	149,808
Standard Chartered plc	27,481	227,686
Sumitomo Mitsui Financial Group, Inc.	9,400	378,292
Sumitomo Mitsui Trust Holdings, Inc.	2,200	90,522
SunTrust Banks, Inc.	3,117	208,184
SVB Financial Group(a)	367	114,075
Svenska Handelsbanken AB, Class A	11,543	145,576
Swedbank AB, Class A	8,682	214,725
Toronto-Dominion Bank (The)	9,347	567,991
UniCredit SpA	4,846	72,713
United Overseas Bank Ltd.	5,500	108,726
US Bancorp	6,417	338,882
Wells Fargo & Co.	19,223	1,010,361
Westpac Banking Corp.	8,105	162,997
Yamaguchi Financial Group, Inc.	2,400	26,150

		12,789,353
Beverages — 1.0%
Asahi Group Holdings Ltd.	2,800	121,484
Coca-Cola Amatil Ltd.	30,552	215,375
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	29,441
Coca-Cola European Partners plc	4,062	184,699
Diageo plc	4,178	148,019
Heineken Holding NV	3,980	360,893
Heineken NV	3,543	332,513
Kirin Holdings Co. Ltd.	11,000	282,127
PepsiCo, Inc.	4,713	526,913
Pernod Ricard SA	1,584	259,788
Treasury Wine Estates Ltd.	32,602	411,500

		2,872,752
Biotechnology — 1.8%
AbbVie, Inc.	10,455	988,834
Alkermes plc(a)	189	8,021
Alnylam Pharmaceuticals, Inc.(a)	398	34,833
Amgen, Inc.	5,478	1,135,535
Biogen, Inc.(a)	1,430	505,233
Celgene Corp.(a)	5,856	524,054
CSL Ltd.	2,900	421,368
Gilead Sciences, Inc.	8,356	645,167
Incyte Corp.(a)	211	14,576
Regeneron Pharmaceuticals, Inc.(a)	131	52,929
Shire plc	4,802	290,117
United Therapeutics Corp.(a)	1,068	136,576
Vertex Pharmaceuticals, Inc.(a)	1,761	339,415

		5,096,658

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products — 0.0%
Cie de Saint-Gobain	1,634	$70,427

Capital Markets — 1.3%
Ameriprise Financial, Inc.	2,974	439,141
Charles Schwab Corp. (The)	6,629	325,815
CME Group, Inc.	1,720	292,761
Daiwa Securities Group, Inc.	3,900	23,719
Deutsche Bank AG (Registered)	1,543	17,574
Deutsche Boerse AG	330	44,123
E*TRADE Financial Corp.(a)	1,426	74,708
Goldman Sachs Group, Inc. (The)	1,208	270,882
Hargreaves Lansdown plc	2,993	87,128
Hong Kong Exchanges & Clearing Ltd.	4,900	140,015
Investec plc	11,050	77,517
Japan Exchange Group, Inc.	5,600	97,548
Macquarie Group Ltd.	4,235	385,251
Morgan Stanley	4,701	218,926
MSCI, Inc.	782	138,735
Nomura Holdings, Inc.	15,000	71,542
Raymond James Financial, Inc.	353	32,494
S&P Global, Inc.	1,702	332,554
SBI Holdings, Inc.	2,400	74,495
Singapore Exchange Ltd.	14,100	75,993
St James’s Place plc	3,577	53,317
T. Rowe Price Group, Inc.	395	43,126
TD Ameritrade Holding Corp.	2,114	111,683
Thomson Reuters Corp.	206	9,400
UBS Group AG (Registered)(a)	5,602	88,448

		3,526,895
Chemicals — 4.4%
Akzo Nobel NV	675	63,142
Albemarle Corp.	4,880	486,926
Arkema SA	1,418	175,732
Asahi Kasei Corp.	8,300	125,846
Axalta Coating Systems Ltd.(a)	11,488	334,990
BASF SE	8,573	760,710
Celanese Corp.	9,019	1,028,166
CF Industries Holdings, Inc.	3,325	181,013
Chemours Co. (The)	7,155	282,193
Covestro AG(c)	5,469	442,701
Daicel Corp.	7,100	82,474
DowDuPont, Inc.	16,341	1,050,890
Eastman Chemical Co.	1,937	185,410
Ecolab, Inc.	7,837	1,228,685
Evonik Industries AG	5,052	180,684
Frutarom Industries Ltd.	1,632	169,327
International Flavors & Fragrances, Inc.	926	128,825
Israel Chemicals Ltd.	36,496	221,355
Johnson Matthey plc	566	26,264
Koninklijke DSM NV	2,684	284,271
LyondellBasell Industries NV, Class A	5,935	608,397
Mitsubishi Chemical Holdings Corp.	25,900	247,878
Mitsubishi Gas Chemical Co., Inc.	4,900	104,311
Mitsui Chemicals, Inc.	2,000	50,010
Nitto Denko Corp.	1,700	127,457
Nutrien Ltd.	6,632	382,932
PPG Industries, Inc.	10,340	1,128,404
Sherwin-Williams Co. (The)	3,056	1,391,122
Shin-Etsu Chemical Co. Ltd.	1,700	150,294
Showa Denko KK	1,900	104,803
Sumitomo Chemical Co. Ltd.	24,000	140,456
Teijin Ltd.	4,000	76,715
Tosoh Corp.	9,200	141,698
Westlake Chemical Corp.	142	11,802

		12,105,883

Security	Shares	Value
Commercial Services & Supplies — 0.2%
Brambles Ltd.	26,516	$208,829
Cintas Corp.	1,677	331,727
Copart, Inc.(a)	1,097	56,529
ISS A/S	1,162	40,825
Societe BIC SA	411	37,627

		675,537
Construction & Engineering — 0.7%
Fluor Corp.	14,681	852,966
Jacobs Engineering Group, Inc.	12,632	966,348
Kajima Corp.	2,500	36,352
Taisei Corp.	1,800	82,050

		1,937,716
Construction Materials — 0.5%
CRH plc	5,914	193,473
HeidelbergCement AG	2,967	231,746
James Hardie Industries plc, CDI	7,042	106,669
LafargeHolcim Ltd. (Registered)(a)	2,232	110,499
Martin Marietta Materials, Inc.	1,372	249,635
Vulcan Materials Co.	4,460	495,952

		1,387,974
Consumer Finance — 0.4%
Ally Financial, Inc.	1,899	50,229
American Express Co.	3,847	409,667
Capital One Financial Corp.	2,296	217,959
Discover Financial Services	3,033	231,873
Synchrony Financial	4,529	140,761

		1,050,489
Containers & Packaging — 0.1%
CCL Industries, Inc., Class B	8,557	385,700

Diversified Consumer Services — 0.1%
H&R Block, Inc.	4,785	123,214

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	3,137	671,663
Groupe Bruxelles Lambert SA	403	42,244
ORIX Corp.	30,800	498,702
Standard Life Aberdeen plc	10,759	42,870
Voya Financial, Inc.	4,131	205,187

		1,460,666
Electric Utilities — 0.4%
Chubu Electric Power Co., Inc.	11,900	180,260
Chugoku Electric Power Co., Inc. (The)	5,100	65,539
CK Infrastructure Holdings Ltd.	500	3,957
CLP Holdings Ltd.	12,000	140,529
Fortum OYJ	7,789	195,203
Kansai Electric Power Co., Inc. (The)	13,400	202,260
Kyushu Electric Power Co., Inc.	6,200	74,939
Power Assets Holdings Ltd.	7,000	48,657
Tohoku Electric Power Co., Inc.	3,600	48,966
Tokyo Electric Power Co. Holdings, Inc.(a)	22,000	108,110

		1,068,420
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	491	43,660
Hitachi Ltd.	2,400	81,580

		125,240
Energy Equipment & Services — 0.0%
Apergy Corp.(a)	236	10,280
John Wood Group plc	10,518	105,525

		115,805

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co.	24,505	$790,776

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., Class B	1,245	62,277
Koninklijke Ahold Delhaize NV	6,955	159,565

		221,842
Food Products — 2.2%
a2 Milk Co. Ltd.(a)	12,097	90,236
Ajinomoto Co., Inc.	4,500	77,301
Archer-Daniels-Midland Co.	6,738	338,719
Barry Callebaut AG (Registered)	30	56,809
Campbell Soup Co.	5,607	205,384
Chocoladefabriken Lindt & Spruengli AG	9	62,986
Conagra Brands, Inc.	12,526	425,508
Danone SA	1,624	126,210
General Mills, Inc.	10,125	434,565
Hershey Co. (The)	2,654	270,708
Hormel Foods Corp.	4,527	178,364
JM Smucker Co. (The)	2,451	251,497
Kellogg Co.(b)	2,801	196,126
Kikkoman Corp.	2,100	125,069
Kraft Heinz Co. (The)	7,592	418,395
MEIJI Holdings Co. Ltd.	1,700	114,261
Mondelez International, Inc., Class A	8,134	349,437
Nestle SA (Registered)	18,844	1,568,511
Nissin Foods Holdings Co. Ltd.	400	27,515
Saputo, Inc.	3,375	100,389
Toyo Suisan Kaisha Ltd.	1,000	38,822
Tyson Foods, Inc., Class A	6,644	395,517
Yamazaki Baking Co. Ltd.	5,800	116,186

		5,968,515
Gas Utilities — 0.2%
Hong Kong & China Gas Co. Ltd.	76,000	150,636
Osaka Gas Co. Ltd.	4,900	95,680
Tokyo Gas Co. Ltd.	9,200	226,302

		472,618
Health Care Equipment & Supplies — 0.4%
Cochlear Ltd.	2,164	313,771
Coloplast A/S, Class B	1,678	171,417
Hoya Corp.	2,700	160,356
Koninklijke Philips NV	9,065	413,196

		1,058,740
Health Care Providers & Services — 2.4%
Aetna, Inc.	3,858	782,595
Alfresa Holdings Corp.	700	18,750
Anthem, Inc.	1,068	292,685
Centene Corp.(a)	1,613	233,530
Cigna Corp.	2,502	521,042
CVS Health Corp.	5,221	410,997
DaVita, Inc.(a)	1,372	98,276
Express Scripts Holding Co.(a)	4,119	391,346
Fresenius Medical Care AG & Co. KGaA	4,026	413,646
Fresenius SE & Co. KGaA	1,917	140,574
HCA Healthcare, Inc.	3,673	510,988
Humana, Inc.	1,760	595,795
McKesson Corp.	593	78,661
Quest Diagnostics, Inc.	1,506	162,513
Suzuken Co. Ltd.	1,400	66,429
UnitedHealth Group, Inc.	6,718	1,787,257
Universal Health Services, Inc., Class B	689	88,082

		6,593,166

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.9%
Aristocrat Leisure Ltd.	15,352	$315,283
Chipotle Mexican Grill, Inc.(a)	808	367,252
Darden Restaurants, Inc.	3,271	363,702
Domino’s Pizza, Inc.	1,989	586,357
Flight Centre Travel Group Ltd.	613	23,540
Marriott International, Inc., Class A	329	43,438
McDonald’s Corp.	9,252	1,547,767
Oriental Land Co. Ltd.	500	52,278
Paddy Power Betfair plc	189	16,129
Starbucks Corp.	18,894	1,073,935
Yum! Brands, Inc.	10,202	927,464

		5,317,145
Household Durables — 0.1%
Sony Corp.	2,800	170,206

Household Products — 1.9%
Church & Dwight Co., Inc.	3,926	233,087
Clorox Co. (The)	4,243	638,190
Colgate-Palmolive Co.	849	56,840
Essity AB, Class B	20,520	515,078
Henkel AG & Co. KGaA	2,255	239,228
Kimberly-Clark Corp.(b)	7,505	852,868
Lion Corp.	3,500	77,734
Procter & Gamble Co. (The)	26,691	2,221,492
Reckitt Benckiser Group plc	4,453	406,782
Unicharm Corp.	900	29,777

		5,271,076
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	2,700	74,735
Uniper SE	2,368	72,898

		147,633
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd.	15,500	178,416
Jardine Matheson Holdings Ltd.	2,300	144,296
Jardine Strategic Holdings Ltd.	2,300	83,477
NWS Holdings Ltd.	2,000	3,953
Siemens AG (Registered)	1,504	192,307

		602,449
Insurance — 4.5%
Admiral Group plc	2,803	75,982
Aegon NV	39,593	256,980
Ageas	12,826	689,509
AIA Group Ltd.	66,000	588,517
Allianz SE (Registered)	4,264	949,025
Allstate Corp. (The)(b)	5,666	559,234
American Financial Group, Inc.	767	85,114
American International Group, Inc.	4,832	257,256
Athene Holding Ltd., Class A(a)	5,977	308,772
Aviva plc	73,486	468,875
AXA SA	13,611	364,716
Brighthouse Financial, Inc.(a)	1,227	54,283
Chubb Ltd.	1,419	189,635
Dai-ichi Life Holdings, Inc.	9,500	198,030
Direct Line Insurance Group plc	33,390	140,932
Everest Re Group Ltd.	501	114,463
Fairfax Financial Holdings Ltd.	314	170,593
Gjensidige Forsikring ASA	5,126	86,394
Hannover Rueck SE	1,840	259,713
Hartford Financial Services Group, Inc. (The)	6,045	302,008
Japan Post Holdings Co. Ltd.	10,700	127,343
Legal & General Group plc	118,098	403,162
Lincoln National Corp.	5,119	346,352

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Loews Corp.	2,127	$106,839
Manulife Financial Corp.	17,152	306,615
Marsh & McLennan Cos., Inc.	2,657	219,787
MetLife, Inc.	9,335	436,131
MS&AD Insurance Group Holdings, Inc.	8,200	273,913
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,951	430,949
Principal Financial Group, Inc.	3,444	201,784
Progressive Corp. (The)	6,158	437,464
Prudential Financial, Inc.	1,625	164,645
Prudential plc	26,923	617,292
QBE Insurance Group Ltd.	48,728	391,401
Sompo Holdings, Inc.	7,100	302,524
Sun Life Financial, Inc.	10,532	418,703
T&D Holdings, Inc.	8,000	132,117
Tokio Marine Holdings, Inc.	8,200	407,077
Torchmark Corp.	346	29,995
Travelers Cos., Inc. (The)	2,730	354,108
Unum Group	8,191	320,022

		12,548,254
Internet & Direct Marketing Retail — 0.7%(a)
Amazon.com, Inc.	902	1,806,706
Netflix, Inc.	88	32,924

		1,839,630
Internet Software & Services — 0.8%(a)
Alphabet, Inc., Class A	479	578,191
Alphabet, Inc., Class C	627	748,306
Facebook, Inc., Class A	4,231	695,830
Shopify, Inc., Class A	479	78,730

		2,101,057
IT Services — 0.8%
Automatic Data Processing, Inc.	2,712	408,590
Broadridge Financial Solutions, Inc.	394	51,988
Capgemini SE	976	122,876
Computershare Ltd.	20,602	296,693
Fiserv, Inc.(a)	949	78,179
Fujitsu Ltd.	3,700	263,587
International Business Machines Corp.	2,202	332,965
Mastercard, Inc., Class A	273	60,773
Otsuka Corp.	1,600	59,680
Paychex, Inc.	218	16,056
Visa, Inc., Class A	2,449	367,570
Wirecard AG	425	91,948

		2,150,905
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	747	52,693
Illumina, Inc.(a)	651	238,956
Lonza Group AG (Registered)(a)	279	95,445
Mettler-Toledo International, Inc.(a)	110	66,988
QIAGEN NV(a)	5,426	205,496
Thermo Fisher Scientific, Inc.	1,668	407,126
Waters Corp.(a)	481	93,641

		1,160,345
Media — 0.3%
CBS Corp. (Non-Voting), Class B	657	37,745
Charter Communications, Inc., Class A(a)	55	17,923
Comcast Corp., Class A	9,928	351,551
ProSiebenSat.1 Media SE	665	17,229
Walt Disney Co. (The)	3,730	436,186

		860,634

Security	Shares	Value
Metals & Mining — 0.7%
Anglo American plc	8,525	$190,713
BHP Billiton Ltd.	11,795	293,824
BHP Billiton plc	14,089	307,444
Fresnillo plc	23,611	252,197
Glencore plc(a)	81,638	351,915
Rio Tinto Ltd.	1,171	66,598
Rio Tinto plc	11,232	566,559
Steel Dynamics, Inc.	719	32,492

		2,061,742
Multiline Retail — 0.0%
Nordstrom, Inc.	638	38,159

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	4,154	280,021
BP plc	109,168	836,745
Cabot Oil & Gas Corp.	2,166	48,778
Canadian Natural Resources Ltd.	4,490	146,694
Chevron Corp.	2,581	315,605
ConocoPhillips	4,443	343,888
Devon Energy Corp.	1,441	57,553
Eni SpA	44,540	839,560
Equinor ASA	19,200	539,832
Exxon Mobil Corp.	4,605	391,517
Galp Energia SGPS SA	45,556	903,277
Hess Corp.	1,158	82,890
HollyFrontier Corp.	312	21,809
Husky Energy, Inc.	1,211	21,264
Idemitsu Kosan Co. Ltd.	4,800	254,134
JXTG Holdings, Inc.	102,700	776,802
Marathon Oil Corp.	3,540	82,411
Marathon Petroleum Corp.	1,396	111,638
Neste OYJ	2,893	238,457
Newfield Exploration Co.(a)	3,618	104,307
Occidental Petroleum Corp.	402	33,032
Oil Search Ltd.	5,756	37,598
OMV AG	7,245	406,438
Repsol SA	57,878	1,152,196
Royal Dutch Shell plc, Class A	41,102	1,409,325
Royal Dutch Shell plc, Class B	37,009	1,295,558
Showa Shell Sekiyu KK	23,900	506,992
Suncor Energy, Inc.	1,622	62,763
TOTAL SA	19,606	1,274,797
Valero Energy Corp.	882	100,327
Woodside Petroleum Ltd.	3,859	107,654

		12,783,862
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd.	1,118	63,627

Personal Products — 1.2%
Coty, Inc., Class A	5,743	72,132
Estee Lauder Cos., Inc. (The), Class A	5,302	770,487
Kao Corp.	4,400	355,422
Kose Corp.	600	114,327
L’Oreal SA	2,427	585,119
Pola Orbis Holdings, Inc.	4,000	146,093
Shiseido Co. Ltd.	4,700	364,005
Unilever NV, CVA	14,071	782,697
Unilever plc	2,348	128,985

		3,319,267
Pharmaceuticals — 5.0%
Allergan plc	3,672	699,443
Astellas Pharma, Inc.	32,900	574,532

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
AstraZeneca plc	3,711	$289,251
Aurora Cannabis, Inc.(a)(d)	37	—
Aurora Cannabis, Inc.(a)	1,267	12,173
Bausch Health Cos., Inc.(a)	3,817	98,022
Bayer AG (Registered)	4,086	362,431
Bristol-Myers Squibb Co.	17,587	1,091,801
Chugai Pharmaceutical Co. Ltd.	200	12,857
Daiichi Sankyo Co. Ltd.	3,900	169,057
Eisai Co. Ltd.	1,500	146,126
Eli Lilly & Co.	9,965	1,069,344
GlaxoSmithKline plc	12,586	252,409
H Lundbeck A/S	2,064	127,407
Hisamitsu Pharmaceutical Co., Inc.	100	7,669
Jazz Pharmaceuticals plc(a)	787	132,318
Johnson & Johnson	12,016	1,660,251
Merck & Co., Inc.	21,356	1,514,995
Mylan NV(a)	3,662	134,029
Nektar Therapeutics(a)	3,902	237,866
Novartis AG (Registered)	3,018	259,785
Novo Nordisk A/S, Class B	10,949	515,315
Otsuka Holdings Co. Ltd.	500	25,220
Perrigo Co. plc	998	70,658
Pfizer, Inc.	41,276	1,819,033
Roche Holding AG	1,629	393,917
Sanofi	10,217	912,861
Shionogi & Co. Ltd.	4,000	261,479
Sumitomo Dainippon Pharma Co. Ltd.	4,800	110,239
Taisho Pharmaceutical Holdings Co. Ltd.	600	73,400
Takeda Pharmaceutical Co. Ltd.	1,400	59,861
Teva Pharmaceutical Industries Ltd., ADR	2,935	63,220
UCB SA	3,099	278,488
Zoetis, Inc.	4,295	393,250

		13,828,707
Professional Services — 0.9%
Adecco Group AG (Registered)	8,654	454,918
Equifax, Inc.	1,027	134,095
Nielsen Holdings plc	1,978	54,711
Randstad NV	1,740	92,872
Recruit Holdings Co. Ltd.	8,400	280,572
RELX plc(a)	4,091	85,949
Robert Half International, Inc.	6,278	441,846
SGS SA (Registered)	205	539,751
Verisk Analytics, Inc.(a)	381	45,930
Wolters Kluwer NV	7,007	436,816

		2,567,460
Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd.	800	103,093
Daiwa House Industry Co. Ltd.	2,200	65,194
Sun Hung Kai Properties Ltd.	500	7,256

		175,543
Road & Rail — 0.1%
Central Japan Railway Co.	1,200	249,838

Semiconductors & Semiconductor Equipment — 0.0%
Tokyo Electron Ltd.	300	41,346

Software — 7.1%
Activision Blizzard, Inc.	9,192	764,683
Adobe Systems, Inc.(a)	5,248	1,416,698
ANSYS, Inc.(a)	85	15,868
Autodesk, Inc.(a)	2,890	451,158
BlackBerry Ltd.(a)	1,623	18,371

Security	Shares	Value
Software (continued)
CA, Inc.	9,115	$402,427
Cadence Design Systems, Inc.(a)	6,382	289,232
CDK Global, Inc.	6,718	420,278
Check Point Software Technologies Ltd.(a)	3,027	356,187
Citrix Systems, Inc.(a)	5,230	581,367
Constellation Software, Inc.	354	260,329
Dassault Systemes SE	1,450	216,974
Dell Technologies, Inc., Class V(a)	5,094	494,729
Electronic Arts, Inc.(a)	3,788	456,416
Fortinet, Inc.(a)	4,277	394,639
Intuit, Inc.	5,421	1,232,735
Konami Holdings Corp.	800	31,325
Microsoft Corp.	48,419	5,537,681
Nintendo Co. Ltd.	500	181,917
Open Text Corp.	2,158	82,116
Oracle Corp.	33,761	1,740,717
Red Hat, Inc.(a)	3,768	513,503
salesforce.com, Inc.(a)	6,095	969,288
SAP SE	6,578	808,854
ServiceNow, Inc.(a)	2,277	445,450
Splunk, Inc.(a)	2,642	319,444
Symantec Corp.	9,171	195,159
Take-Two Interactive Software, Inc.(a)	1,374	189,598
Temenos AG (Registered)(a)	922	150,168
Trend Micro, Inc.	700	45,027
Ubisoft Entertainment SA(a)	276	29,803
VMware, Inc., Class A(a)	2,755	429,945
Workday, Inc., Class A(a)	2,121	309,624

		19,751,710
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	645	108,573
AutoZone, Inc.(a)	364	282,355
Best Buy Co., Inc.(b)	5,837	463,224
Fast Retailing Co. Ltd.	200	101,320
Gap, Inc. (The)	10,346	298,482
Hennes & Mauritz AB, Class B	4,523	83,585
Home Depot, Inc. (The)	7,406	1,534,153
L Brands, Inc.	8,324	252,217
Lowe’s Cos., Inc.	6,861	787,780
O’Reilly Automotive, Inc.(a)	1,113	386,567
Ross Stores, Inc.	4,064	402,742
Tiffany & Co.(b)	2,509	323,586
TJX Cos., Inc. (The)	6,143	688,139
Tractor Supply Co.	5,137	466,851
Ulta Beauty, Inc.(a)	1,760	496,531

		6,676,105
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	14,889	3,361,043

Textiles, Apparel & Luxury Goods — 0.9% adidas AG	1,703	416,485
Asics Corp.	2,900	43,250
Gildan Activewear, Inc.	16,952	515,785
HUGO BOSS AG	1,497	115,172
Kering SA	338	181,288
Lululemon Athletica, Inc.(a)	413	67,108
LVMH Moet Hennessy Louis Vuitton SE	1,013	357,965
NIKE, Inc., Class B	7,370	624,386
Pandora A/S	470	29,351
Puma SE	64	31,578

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares		Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.		918		$126,271
VF Corp.(b)		55		5,139

				2,513,778
Tobacco — 0.4%
Altria Group, Inc.		5,559		335,263
British American Tobacco plc		189		8,811
Japan Tobacco, Inc.		10,900		284,635
Philip Morris International, Inc.		1,331		108,530
Swedish Match AB		5,791		296,009

				1,033,248
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(a)		279		45,644

Transportation Infrastructure — 0.3%
Auckland International Airport Ltd.		71,923		347,983
Transurban Group(e)		62,041		502,801

				850,784

Total Common Stocks — 61.1% (Cost: $162,012,344)				169,277,030

		Par (000)

Corporate Bonds — 0.0%

Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31(c)	USD	25		28,772

Total Corporate Bonds — 0.0% (Cost: $30,367)				28,772

Non-Agency Mortgage-Backed Securities — 0.0%

Collateralized Mortgage Obligations — 0.0%
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 3.02%, 11/25/34(f)	USD	–	(g)	279

Total Non-Agency Mortgage-Backed Securities — 0.0% (Cost: $280)				279

		Beneficial Interest (000)
Other Interests — 0.0%(a)(d)(h)(i)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD	25		—

Total Other Interests — 0.0%				—

Security		Shares	Value
Preferred Stocks — 0.0%

Chemicals — 0.0%
Fuchs Petrolub SE (Preference)		133	$7,422

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)		171	27,717

Household Products — 0.0%
Henkel AG & Co. KGaA (Preference)		327	38,341

Total Preferred Stocks — 0.0% (Cost: $76,006)			73,480

		Par (000)
U.S. Government Sponsored Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp. Notes, 3.75%, 03/27/19	USD	680	684,437

Total U.S. Government Sponsored Agency Obligations — 0.3% (Cost: $687,476)			684,437

U.S. Treasury Obligations — 20.2%
U.S. Treasury Bonds, 8.75%, 08/15/20	USD	14,500	16,055,351
U.S. Treasury Notes:
2.00%, 01/31/20	USD	11,500	11,390,391
3.63%, 02/15/20	USD	14,500	14,668,223
1.13%, 08/31/21	USD	14,500	13,789,726

Total U.S. Treasury Obligations — 20.2% (Cost: $56,137,098)			55,903,691

Total Long-Term Investments — 81.6% (Cost: $218,943,571)			225,967,689

		Shares
Short-Term Securities — 4.4%(j)(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%		12,102,141	12,102,141
SL Liquidity Series, LLC, Money Market Series, 2.27%(k)		184,877	184,895

Total Short-Term Securities — 4.4% (Cost: $12,287,036)			12,287,036

Total Investments — 86.0% (Cost: $231,230,607)			238,254,725
Other Assets Less Liabilities — 14.0%			38,903,565

Net Assets — 100.0%			$277,158,290

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Amount is less than $500.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

(l)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/ Shares Held at 12/31/17	Par/ Shares Purchased		Par/ Shares Sold		Par/ Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,387,049	8,715,092	(b)	—		12,102,141	$12,102,141	$372,030		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,935,844	—		(1,750,967	)(c)	184,877	184,895	1,976	(d)	(17)	—
BlackRock, Inc.	—	105,000		(105,000)		—	—	102		(212)	—
BlackRock, Inc.	—	378		(378)		—	—	—		79,675	—
iShares 1-3 Year Credit Bond ETF	15,923	—		(15,923)		—	—	7,571		(29,567)	14,296
iShares 3-7 Year Treasury Bond ETF	6,491	—		(6,491)		—	—	3,290		(25,574)	7,607
iShares Core U.S. Aggregate Bond ETF	17,278	—		(17,278)		—	—	12,444		(85,240)	27,745
iShares MSCI EAFE ETF	21,263	—		(21,263)		—	—	—		131,855	(116,368)
PNC Financial Services Group, Inc. (The)	—	1,442		(1,442)		—	—	1,082		90,833	—
PNC Financial Services Group, Inc. (The)	—	320,000		(320,000)		—	—	259		(2,665)	—

							$12,287,036	$398,754		$159,088	$(66,720)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	249	10/19/18	$31,769	$296,276
Nikkei 225 Index	40	12/13/18	8,491	705,296
TOPIX Index	209	12/13/18	33,432	2,453,466
Australia 10 Year Bond	763	12/17/18	71,067	(503,368)
DAX Index	112	12/21/18	39,796	650,413
FTSE 100 Index	41	12/21/18	4,001	27,366
FTSE/MIB Index	79	12/21/18	9,485	(15,741)
Long Gilt	277	12/27/18	43,664	(433,223)

				3,180,485

Short Contracts
CAC 40 10 Euro Index	263	10/19/18	16,763	(436,349)
IBEX 35 Index	204	10/19/18	22,189	32,733
OMXS30 Index	638	10/19/18	11,917	(110,316)
Hang Seng Index	7	10/30/18	1,246	(10,133)
MSCI Singapore Index	753	10/30/18	20,394	(327,856)
Euro-BTP	7	12/06/18	1,006	20,396
Euro-Bund	137	12/06/18	25,258	128,012
Canada 10 Year Bond	182	12/18/18	18,687	289,737
U.S. Treasury 10 Year Note	988	12/19/18	117,356	360,582
U.S. Treasury Ultra Bond	130	12/19/18	20,057	807,048
S&P/TSX 60 Index	42	12/20/18	6,180	(34,721)
SPI 200 Index	94	12/20/18	10,522	(46,866)
MSCI EAFE E-Mini Index	621	12/21/18	61,339	(1,107,411)
S&P 500 E-Mini Index	891	12/21/18	130,041	(391,810)

				(826,954)

				$2,353,531

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	726,000	USD	524,197	JP Morgan Chase Bank NA	12/19/18	$916
AUD	41,773,000	USD	30,022,013	Morgan Stanley & Co. International plc	12/19/18	192,188
CAD	1,807,000	USD	1,397,071	JP Morgan Chase Bank NA	12/19/18	4,344
KRW	1,163,377,000	USD	1,038,762	Citibank NA	12/19/18	11,615
KRW	2,792,875,000	USD	2,488,972	JP Morgan Chase Bank NA	12/19/18	32,629
MXN	26,733,000	USD	1,393,926	JP Morgan Chase Bank NA	12/19/18	17,031
MXN	72,473,000	USD	3,790,280	Morgan Stanley & Co. International plc	12/19/18	34,818
NOK	5,322,000	USD	656,148	JP Morgan Chase Bank NA	12/19/18	25
PLN	3,519,000	USD	955,173	Morgan Stanley & Co. International plc	12/19/18	1,256
USD	2,252,945	AUD	3,108,000	JP Morgan Chase Bank NA	12/19/18	4,945
USD	1,019,794	CHF	978,000	JP Morgan Chase Bank NA	12/19/18	15,540
USD	941,475	CNY	6,467,000	BNP Paribas SA	12/19/18	4,815
USD	607,756	CZK	13,243,000	Morgan Stanley & Co. International plc	12/19/18	8,120
USD	32,959,602	EUR	28,042,000	Morgan Stanley & Co. International plc	12/19/18	181,141
USD	159,195	EUR	135,000	UBS AG	12/19/18	1,392
USD	808,289	GBP	614,000	JP Morgan Chase Bank NA	12/19/18	4,895
USD	9,017,264	GBP	6,861,000	Morgan Stanley & Co. International plc	12/19/18	39,933
USD	102,732	INR	7,484,000	JP Morgan Chase Bank NA	12/19/18	836
USD	837,362	JPY	93,243,000	JP Morgan Chase Bank NA	12/19/18	11,338
USD	5,329,641	JPY	592,725,000	Morgan Stanley & Co. International plc	12/19/18	78,784
USD	1,138,822	MYR	4,717,000	UBS AG	12/19/18	522
USD	3,223,874	PLN	11,791,000	JP Morgan Chase Bank NA	12/19/18	19,198
ZAR	25,788,000	USD	1,728,600	Morgan Stanley & Co. International plc	12/19/18	75,826

						742,107

AUD	1,770,000	USD	1,287,700	Morgan Stanley & Co. International plc	12/19/18	(7,468)
CHF	2,195,000	USD	2,285,723	Morgan Stanley & Co. International plc	12/19/18	(31,798)
CZK	172,080,000	USD	7,897,201	Morgan Stanley & Co. International plc	12/19/18	(105,517)
EUR	5,258,000	USD	6,213,076	JP Morgan Chase Bank NA	12/19/18	(66,969)
EUR	16,450,000	USD	19,334,764	Morgan Stanley & Co. International plc	12/19/18	(106,261)
GBP	925,000	USD	1,222,493	JP Morgan Chase Bank NA	12/19/18	(12,169)
GBP	552,000	USD	729,716	UBS AG	12/19/18	(7,447)
INR	644,369,000	USD	8,845,512	JP Morgan Chase Bank NA	12/19/18	(72,337)
JPY	77,870,000	USD	694,083	JP Morgan Chase Bank NA	12/19/18	(4,245)
JPY	119,236,000	USD	1,072,849	Morgan Stanley & Co. International plc	12/19/18	(16,557)
JPY	13,280,000	USD	119,100	UBS AG	12/19/18	(1,454)
SEK	3,372,000	USD	386,331	JP Morgan Chase Bank NA	12/19/18	(4,234)
USD	2,107,211	AUD	2,932,000	Morgan Stanley & Co. International plc	12/19/18	(13,489)
USD	2,486,384	BRL	10,454,000	Goldman Sachs International	12/19/18	(85,551)
USD	20,472,928	CAD	26,610,000	Morgan Stanley & Co. International plc	12/19/18	(164,405)
USD	3,829,670	KRW	4,284,941,000	JP Morgan Chase Bank NA	12/19/18	(39,071)
USD	793,902	MXN	15,180,000	Morgan Stanley & Co. International plc	12/19/18	(7,293)
USD	4,352,814	MYR	18,099,000	Morgan Stanley & Co. International plc	12/19/18	(14,811)
USD	1,225,074	NOK	10,044,000	Morgan Stanley & Co. International plc	12/19/18	(13,296)
USD	72,148	NZD	110,000	Morgan Stanley & Co. International plc	12/19/18	(800)
USD	365,620	PLN	1,347,000	Morgan Stanley & Co. International plc	12/19/18	(481)
USD	4,313,296	SEK	38,366,000	Morgan Stanley & Co. International plc	12/19/18	(34,136)
USD	222,067	SGD	304,000	Morgan Stanley & Co. International plc	12/19/18	(696)
USD	1,550,154	THB	50,349,000	Goldman Sachs International	12/19/18	(10,712)
USD	3,249,066	THB	105,594,000	Morgan Stanley & Co. International plc	12/19/18	(24,447)
USD	845,905	ZAR	12,586,000	Morgan Stanley & Co. International plc	12/19/18	(34,757)

						(880,401)

	Net Unrealized Depreciation					$(138,294)

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.12%	Monthly	28 day MXIBTIIE	Monthly	03/20/19	(a)	03/13/24	MXN	399,000	$(167,483)	$—	$(167,483)
0.46%	Annual	6 month EURIBOR	Semi-Annual	03/20/19	(a)	03/20/24	EUR	31,000	125,189	2,311	122,878
0.70%	Annual	3 month STIBOR	Quarterly	03/20/19	(a)	03/20/24	SEK	236,000	115,839	(20,481)	136,320
2.62%	Annual	6 month WIBOR	Semi-Annual	03/20/19	(a)	03/20/24	PLN	34,000	21,290	—	21,290
2.63%	Annual	6 month WIBOR	Semi-Annual	03/20/19	(a)	03/20/24	PLN	138,000	63,955	—	63,955
2.70%	Annual	6 month WIBOR	Semi-Annual	03/20/19	(a)	03/20/24	PLN	56,000	(19,613)	—	(19,613)
2.95%	Quarterly	3 month HIBOR	Quarterly	03/20/19	(a)	03/20/24	HKD	93,000	13,087	—	13,087
3 month BA	Semi-Annual	2.68%	Semi-Annual	03/20/19	(a)	03/20/24	CAD	39,000	(140,249)	3,607	(143,856)
3 month JIBAR	Quarterly	8.32%	Quarterly	03/20/19	(a)	03/20/24	ZAR	652,000	284,130	—	284,130
3 month JIBAR	Quarterly	8.39%	Quarterly	03/20/19	(a)	03/20/24	ZAR	1,342,000	852,016	—	852,016
3.04%	Semi-Annual	3 month LIBOR	Quarterly	03/20/19	(a)	03/20/24	USD	26,000	98,235	4,391	93,844
6 month BBR	Semi-Annual	2.48%	Semi-Annual	03/20/19	(a)	03/20/24	AUD	13,000	(41,632)	352	(41,984)
6 month BBR	Semi-Annual	2.48%	Semi-Annual	03/20/19	(a)	03/20/24	AUD	89,000	(270,103)	(9,775)	(260,328)
6 month BBR	Semi-Annual	2.65%	Semi-Annual	03/20/19	(a)	03/20/24	AUD	26,500	67,914	—	67,914
6 month BBR	Semi-Annual	2.65%	Semi-Annual	03/20/19	(a)	03/20/24	AUD	26,500	67,914	—	67,914
6 month LIBOR	Semi-Annual	1.46%	Semi-Annual	03/20/19	(a)	03/20/24	GBP	49,000	(217,613)	13,048	(230,661)

									$852,876	$(6,547)	$859,423

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
1 day BZDIOVER	At Termination	11.07%	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	44,931	$87,213	$—	$87,213
1 day BZDIOVER	At Termination	11.60%	At Termination	Morgan Stanley & Co. International plc	09/05/18	(a)	01/02/23	BRL	53,988	373,267	—	373,267
1.96%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	34,126,000	167,060	—	167,060
2.03%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	12,723,128	28,540	—	28,540
2.04%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	4,835,514	7,256	—	7,256
3.40%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	CNY	238,748	(84,882)	—	(84,882)
3.41%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	CNY	94,872	(42,512)	—	(42,512)
3.46%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	CNY	93,015	(69,357)	—	(69,357)
7.49%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	556,000	16,232	—	16,232
7.52%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	862,680	11,938	—	11,938
7.57%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	2,081,000	(27,128)	—	(27,128)
7.63%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	346,840	(15,174)	—	(15,174)
7.64%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	987,160	(50,767)	—	(50,767)
2.03%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	25,448,800	54,926	—	54,926
3 month TWCPBA	Quarterly	1.02%	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	TWD	442,000	24,288	—	24,288
6 month THBFIX	Semi-Annual	2.36%	Semi-Annual	BNP Paribas SA	03/20/19	(a)	03/20/24	THB	647,000	72,394	—	72,394
2.05%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	03/20/19	(a)	03/20/24	KRW	20,614,559	28,010	—	28,010
7.50%	Semi-Annual	1 day MIBOR	Semi-Annual	Deutsche Bank AG	03/20/19	(a)	03/20/24	INR	1,191,320	29,553	—	29,553
1.97%	Quarterly	3 month CD_KSDA	Quarterly	Goldman Sachs International	03/20/19	(a)	03/20/24	KRW	25,398,120	113,018	—	113,018
3 month KLIBOR	Quarterly	3.97%	Quarterly	Goldman Sachs International	03/20/19	(a)	03/20/24	MYR	126,825	(30,551)	—	(30,551)
3 month KLIBOR	Quarterly	3.98%	Quarterly	Goldman Sachs International	03/20/19	(a)	03/20/24	MYR	156,000	(25,833)	—	(25,833)
3.41%	Quarterly	1 week CNREPOFI	Quarterly	Goldman Sachs International	03/20/19	(a)	03/20/24	CNY	62,500	(25,940)	—	(25,940)
7.56%	Semi-Annual	1 day MIBOR	Semi-Annual	Goldman Sachs International	03/20/19	(a)	03/20/24	INR	5,086,560	(49,570)	—	(49,570)
1.97%	Quarterly	3 month CD_KSDA	Quarterly	JP Morgan Chase Bank NA	03/20/19	(a)	03/20/24	KRW	16,320,000	72,967	—	72,967
1.98%	Quarterly	3 month CD_KSDA	Quarterly	JP Morgan Chase Bank NA	03/20/19	(a)	03/20/24	KRW	13,117,880	55,589	—	55,589
3.46%	Quarterly	1 week CNREPOFI	Quarterly	Morgan Stanley & Co. International plc	03/20/19	(a)	03/20/24	CNY	65,985	(49,202)	—	(49,202)

										$671,335	$—	$671,335

(a)	Forward swap.

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future October 2018	TWD	(95,161,546)	Merrill Lynch International & Co.	10/17/18	TWD	95,162	$(40,692)	$—	$(40,692)
Taiwan Capitalization Weighted Stock Index Future October 2018	TWD	(155,718,894)	Merrill Lynch International & Co.	10/17/18	TWD	155,719	(66,587)	—	(66,587)
KOSPI 200 Index Futures December 2018	KRW	4,538,595,300	Merrill Lynch International & Co.	12/13/18	KRW	4,538,595	122,790	—	122,790
KOSPI 200 Index Futures December 2018	KRW	4,977,814,200	Merrill Lynch International & Co.	12/13/18	KRW	4,977,814	134,673	—	134,673
KOSPI 200 Index Futures December 2018	KRW	5,343,829,950	Merrill Lynch International & Co.	12/13/18	KRW	5,343,830	144,575	—	144,575

							$294,759	$—	$294,759

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day MIBOR	Mumbai Interbank Offered Rate	6.60%
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.55%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.12%
3 month BA	3 month Canadian Bankers Acceptances	1.94%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.71%
3 month HIBOR	Hong Kong Interbank Offered Rate	2.28%
3 month JIBAR	Johannesburg Interbank Average Rate	7.00%
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.65%
3 month LIBOR	London Interbank Offered Rate	2.40%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.46%)
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	1.38%
6 month BBR	Australian Bank Bill Rate	2.60%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27%)
6 month LIBOR	London Interbank Offered Rate	0.90%
6 month THBFIX	6 month Thai Baht Interest Rate Fixing	1.40%
6 month WIBOR	Warsaw Interbank Offered Rate	1.69%

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

Currency

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

BA — Canadian Bankers Acceptances

BBR — Australian Bank Bill Rate

BZDIOVER — Overnight Brazil CETIP — Interbank Rate

CD_KSDA — Certificates of Deposit by the Korean Securities Dealers Association

CDI — Crest Depository Interests

CNREPOFI — 7 Day China Fixing Repo Rates

CVA — Certification Van Aandelon (Dutch Certificate)

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

HIBOR — Hong Kong Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MIBOR — Moscow Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

OTC — Over-The-Counter

S&P — Standard & Poor’s

STIBOR — Stockholm Interbank Offered Rate

THBFIX — Thai Baht Interest Rate Fixing

TWCPBA — Taiwan Secondary Markets Bills Rate

WIBOR — Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$82,558	$—	$—	$82,558
Air Freight & Logistics	939,213	265,449	—	1,204,662
Airlines	424,297	577,206	—	1,001,503
Auto Components	2,411,701	606,451	—	3,018,152
Automobiles	1,703,223	837,349	—	2,540,572
Banks	6,473,296	6,316,057	—	12,789,353
Beverages	711,612	2,161,140	—	2,872,752
Biotechnology	4,385,173	711,485	—	5,096,658
Building Products	—	70,427	—	70,427
Capital Markets	2,290,225	1,236,670	—	3,526,895
Chemicals	8,429,755	3,676,128	—	12,105,883
Commercial Services & Supplies	425,883	249,654	—	675,537
Construction & Engineering	1,819,314	118,402	—	1,937,716
Construction Materials	745,587	642,387	—	1,387,974
Consumer Finance	1,050,489	—	—	1,050,489
Containers & Packaging	385,700	—	—	385,700
Diversified Consumer Services	123,214	—	—	123,214
Diversified Financial Services	876,850	583,816	—	1,460,666
Electric Utilities	—	1,068,420	—	1,068,420
Electronic Equipment, Instruments & Components	43,660	81,580	—	125,240
Energy Equipment & Services	10,280	105,525	—	115,805
Equity Real Estate Investment Trusts (REITs)	790,776	—	—	790,776
Food & Staples Retailing	62,277	159,565	—	221,842
Food Products	3,564,609	2,403,906	—	5,968,515
Gas Utilities	—	472,618	—	472,618
Health Care Equipment & Supplies	—	1,058,740	—	1,058,740
Health Care Providers & Services	5,953,767	639,399	—	6,593,166
Hotels, Restaurants & Leisure	4,926,044	391,101	—	5,317,145
Household Durables	—	170,206	—	170,206
Household Products	4,002,477	1,268,599	—	5,271,076
Independent Power and Renewable Electricity Producers	—	147,633	—	147,633
Industrial Conglomerates	—	602,449	—	602,449
Insurance	5,383,803	7,164,451	—	12,548,254
Internet & Direct Marketing Retail	1,839,630	—	—	1,839,630
Internet Software & Services	2,101,057	—	—	2,101,057
IT Services	1,316,121	834,784	—	2,150,905
Life Sciences Tools & Services	859,404	300,941	—	1,160,345
Media	843,405	17,229	—	860,634
Metals & Mining	32,492	2,029,250	—	2,061,742
Multiline Retail	38,159	—	—	38,159
Oil, Gas & Consumable Fuels	2,204,497	10,579,365	—	12,783,862
Paper & Forest Products	63,627	—	—	63,627
Personal Products	842,619	2,476,648	—	3,319,267

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$8,996,403	$4,832,304	$—	$13,828,707
Professional Services	762,531	1,804,929	—	2,567,460
Real Estate Management & Development	—	175,543	—	175,543
Road & Rail	—	249,838	—	249,838
Semiconductors & Semiconductor Equipment	—	41,346	—	41,346
Software	18,287,642	1,464,068	—	19,751,710
Specialty Retail	6,574,785	101,320	—	6,676,105
Technology Hardware, Storage & Peripherals	3,361,043	—	—	3,361,043
Textiles, Apparel & Luxury Goods	1,368,040	1,145,738	—	2,513,778
Tobacco	443,793	589,455	—	1,033,248
Trading Companies & Distributors	45,644	—	—	45,644
Transportation Infrastructure	—	850,784	—	850,784
Corporate Bonds(a)	—	28,772	—	28,772
Non-Agency Mortgage-Backed Securities	—	279	—	279
Other Interests	—	—	—	—
Preferred Securities(a)	—	73,480	—	73,480
U.S. Government Sponsored Agency Securities	—	684,437	—	684,437
U.S. Treasury Obligations	—	55,903,691	—	55,903,691
Short-Term Securities	12,102,141	—	—	12,102,141

Subtotal	$120,098,816	$117,971,014	$—	$238,069,830

Investments valued at NAV(b)				$184,895
Total Investments				$238,254,725

Derivative Financial Instruments(c)
Assets:
Equity contracts	$4,165,550	$402,038	$—	$4,567,588
Foreign currency exchange contracts	—	742,107	—	742,107
Interest rate contracts	1,605,775	2,865,599	—	4,471,374
Liabilities:
Equity contracts	(2,481,203)	(107,279)	—	(2,588,482)
Foreign currency exchange contracts	—	(880,401)	—	(880,401)
Interest rate contracts	(936,591)	(1,334,841)	—	(2,271,432)

	$2,353,531	$1,687,223	$—	$4,040,754

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

13

Schedule of Investments (unaudited) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 2.7%
Arconic, Inc.	24,062	$529,605
Boeing Co. (The)	29,650	11,026,835
General Dynamics Corp.	15,500	3,173,160
Harris Corp.	6,470	1,094,789
Huntington Ingalls Industries, Inc.	2,316	593,081
L3 Technologies, Inc.	4,276	909,163
Lockheed Martin Corp.	13,837	4,787,048
Northrop Grumman Corp.	9,773	3,101,657
Raytheon Co.	15,969	3,300,153
Rockwell Collins, Inc.	8,978	1,261,140
Textron, Inc.	13,291	949,908
TransDigm Group, Inc.(a)	2,711	1,009,305
United Technologies Corp.	41,754	5,837,627

		37,573,471
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	7,728	756,726
Expeditors International of Washington, Inc.	9,415	692,285
FedEx Corp.	13,524	3,256,444
United Parcel Service, Inc., Class B	38,376	4,480,398

		9,185,853
Airlines — 0.5%
Alaska Air Group, Inc.	6,894	474,721
American Airlines Group, Inc.(b)	22,129	914,592
Delta Air Lines, Inc.	35,218	2,036,657
Southwest Airlines Co.	28,870	1,802,931
United Continental Holdings, Inc.(a)	12,819	1,141,660

		6,370,561
Auto Components — 0.1%
Aptiv plc	14,541	1,219,990
BorgWarner, Inc.(b)	11,693	500,226
Goodyear Tire & Rubber Co. (The)	11,802	276,049

		1,996,265
Automobiles — 0.3%
Ford Motor Co.	220,904	2,043,362
General Motors Co.	73,454	2,473,196
Harley-Davidson, Inc.	8,837	400,316

		4,916,874
Banks — 5.8%
Bank of America Corp.	515,666	15,191,520
BB&T Corp.	43,320	2,102,753
Citigroup, Inc.	139,656	10,018,921
Citizens Financial Group, Inc.	26,644	1,027,659
Comerica, Inc.	9,260	835,252
Fifth Third Bancorp	37,302	1,041,472
Huntington Bancshares, Inc.	63,207	943,048
JPMorgan Chase & Co.	186,540	21,049,174
KeyCorp	58,705	1,167,643
M&T Bank Corp.	7,993	1,315,168
People’s United Financial, Inc.	19,968	341,852
PNC Financial Services Group, Inc. (The)(e)	25,668	3,495,725
Regions Financial Corp.	59,859	1,098,413
SunTrust Banks, Inc.	25,708	1,717,037
SVB Financial Group(a)	2,979	925,963
US Bancorp	85,723	4,527,032
Wells Fargo & Co.	240,632	12,647,618
Zions Bancorp(b)	10,295	516,294

		79,962,544

Security	Shares	Value
Beverages — 1.7%
Brown-Forman Corp., Class B	9,435	$476,939
Coca-Cola Co. (The)	213,176	9,846,600
Constellation Brands, Inc., Class A	9,294	2,003,972
Molson Coors Brewing Co., Class B	10,141	623,672
Monster Beverage Corp.(a)	21,500	1,253,020
PepsiCo, Inc.	78,584	8,785,691

		22,989,894
Biotechnology — 2.6%
AbbVie, Inc.	83,959	7,940,842
Alexion Pharmaceuticals, Inc.(a)	12,604	1,752,082
Amgen, Inc.	35,677	7,395,485
Biogen, Inc.(a)	11,277	3,984,277
Celgene Corp.(a)	39,177	3,505,950
Gilead Sciences, Inc.	71,614	5,529,317
Incyte Corp.(a)	9,510	656,951
Regeneron Pharmaceuticals, Inc.(a)	4,338	1,752,725
Vertex Pharmaceuticals, Inc.(a)	14,281	2,752,520

		35,270,149
Building Products — 0.3%
Allegion plc	5,476	495,961
AO Smith Corp.	8,383	447,401
Fortune Brands Home & Security, Inc.	8,062	422,126
Johnson Controls International plc	51,296	1,795,360
Masco Corp.	16,754	613,197

		3,774,045
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	3,122	426,840
Ameriprise Financial, Inc.	7,942	1,172,716
Bank of New York Mellon Corp. (The)	51,499	2,625,934
BlackRock, Inc.(e)	6,749	3,181,006
Cboe Global Markets, Inc.(b)	6,218	596,679
Charles Schwab Corp. (The)	66,480	3,267,492
CME Group, Inc.	19,067	3,245,394
E*TRADE Financial Corp.(a)	14,654	767,723
Franklin Resources, Inc.	17,187	522,657
Goldman Sachs Group, Inc. (The)	19,561	4,386,359
Intercontinental Exchange, Inc.	31,504	2,359,335
Invesco Ltd.	23,252	532,006
Jefferies Financial Services, Inc.	16,620	364,975
Moody’s Corp.	9,228	1,542,922
Morgan Stanley	73,292	3,413,208
MSCI, Inc.	5,000	887,050
Nasdaq, Inc.	6,175	529,815
Northern Trust Corp.	12,499	1,276,523
Raymond James Financial, Inc.	7,350	676,567
S&P Global, Inc.	13,860	2,708,105
State Street Corp.	20,719	1,735,838
T. Rowe Price Group, Inc.	13,658	1,491,180

		37,710,324
Chemicals — 1.8%
Air Products & Chemicals, Inc.	12,275	2,050,539
Albemarle Corp.(b)	5,940	592,693
CF Industries Holdings, Inc.	12,601	685,999
DowDuPont, Inc.	128,498	8,263,706
Eastman Chemical Co.	7,874	753,699
Ecolab, Inc.	14,232	2,231,293
FMC Corp.	7,240	631,183
International Flavors & Fragrances, Inc.	4,425	615,606
LyondellBasell Industries NV, Class A	17,527	1,796,693
Mosaic Co. (The)	20,179	655,414
PPG Industries, Inc.	13,548	1,478,493
Praxair, Inc.	16,059	2,581,163
Sherwin-Williams Co. (The)	4,592	2,090,324

		24,426,805

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies — 0.4%
Cintas Corp.	4,660	$921,795
Copart, Inc.(a)	11,450	590,018
Republic Services, Inc.	12,198	886,307
Rollins, Inc.	5,494	333,431
Stericycle, Inc.(a)	4,902	287,649
Waste Management, Inc.	21,580	1,949,969

		4,969,169
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	2,890	768,335
Cisco Systems, Inc.	253,475	12,331,559
F5 Networks, Inc.(a)	3,416	681,219
Juniper Networks, Inc.	19,668	589,450
Motorola Solutions, Inc.	9,084	1,182,192

		15,552,755
Construction & Engineering — 0.1%
Fluor Corp.	7,872	457,363
Jacobs Engineering Group, Inc.	6,346	485,469
Quanta Services, Inc.(a)	7,538	251,619

		1,194,451
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,548	645,558
Vulcan Materials Co.	7,348	817,098

		1,462,656
Consumer Finance — 0.7%
American Express Co.	39,325	4,187,719
Capital One Financial Corp.	26,316	2,498,178
Discover Financial Services	19,131	1,462,565
Synchrony Financial	36,740	1,141,879

		9,290,341
Containers & Packaging — 0.3%
Avery Dennison Corp.	4,689	508,053
Ball Corp.	19,252	846,895
International Paper Co.	22,449	1,103,368
Packaging Corp. of America	5,121	561,723
Sealed Air Corp.(b)	8,986	360,788
WestRock Co.	14,356	767,185

		4,148,012
Distributors — 0.1%
Genuine Parts Co.	7,965	791,721
LKQ Corp.(a)	16,395	519,230

		1,310,951
Diversified Consumer Services — 0.0%
H&R Block, Inc.	12,049	310,262

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	108,219	23,170,770

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	402,997	13,532,639
CenturyLink, Inc.(b)	53,568	1,135,642
Verizon Communications, Inc.	229,360	12,245,530

		26,913,811
Electric Utilities — 1.8%
Alliant Energy Corp.	13,313	566,734
American Electric Power Co., Inc.	27,431	1,944,309
Duke Energy Corp.	39,303	3,145,026
Edison International	17,871	1,209,509
Entergy Corp.	10,124	821,360
Evergy, Inc.	15,188	834,125

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	17,948	$1,102,725
Exelon Corp.	53,965	2,356,112
FirstEnergy Corp.	27,208	1,011,321
NextEra Energy, Inc.	26,401	4,424,808
PG&E Corp.(a)	28,951	1,332,036
Pinnacle West Capital Corp.	6,433	509,365
PPL Corp.(b)	39,281	1,149,362
Southern Co. (The)	56,772	2,475,259
Xcel Energy, Inc.	28,212	1,331,889

		24,213,940
Electrical Equipment — 0.5%
AMETEK, Inc.	13,058	1,033,149
Eaton Corp. plc	24,064	2,087,071
Emerson Electric Co.	35,044	2,683,670
Rockwell Automation, Inc.	6,895	1,292,950

		7,096,840
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	16,425	1,544,278
Corning, Inc.	45,345	1,600,679
FLIR Systems, Inc.	7,328	450,452
IPG Photonics Corp.(a)(b)	2,166	338,048
TE Connectivity Ltd.	19,386	1,704,611

		5,638,068
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	23,310	788,577
Halliburton Co.	48,592	1,969,434
Helmerich & Payne, Inc.	6,263	430,707
National Oilwell Varco, Inc.	20,374	877,712
Schlumberger Ltd.	76,660	4,670,127
TechnipFMC plc	23,917	747,406

		9,483,963
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	5,773	726,186
American Tower Corp.	24,364	3,540,089
Apartment Investment & Management Co., Class A	9,043	399,068
AvalonBay Communities, Inc.	7,724	1,399,203
Boston Properties, Inc.	8,700	1,070,883
Crown Castle International Corp.	23,162	2,578,626
Digital Realty Trust, Inc.	11,194	1,259,101
Duke Realty Corp.	20,543	582,805
Equinix, Inc.	4,403	1,906,015
Equity Residential	20,617	1,366,082
Essex Property Trust, Inc.	3,604	889,143
Extra Space Storage, Inc.	6,803	589,412
Federal Realty Investment Trust	4,207	532,059
HCP, Inc.	26,302	692,269
Host Hotels & Resorts, Inc.	41,643	878,667
Iron Mountain, Inc.	16,057	554,288
Kimco Realty Corp.	24,487	409,912
Macerich Co. (The)(b)	5,423	299,838
Mid-America Apartment Communities, Inc.	6,541	655,277
Prologis, Inc.	34,561	2,342,890
Public Storage	8,329	1,679,376
Realty Income Corp.	15,796	898,634
Regency Centers Corp.	9,485	613,395
SBA Communications Corp.(a)	6,428	1,032,530
Simon Property Group, Inc.	16,976	3,000,508
SL Green Realty Corp.	4,925	480,335
UDR, Inc.	15,463	625,169
Ventas, Inc.	19,283	1,048,610
Vornado Realty Trust	9,691	707,443
Welltower, Inc.	20,176	1,297,720
Weyerhaeuser Co.	42,416	1,368,764

		35,424,297

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	24,248	$5,695,370
Kroger Co. (The)	44,599	1,298,277
Sysco Corp.	26,847	1,966,543
Walgreens Boots Alliance, Inc.	47,212	3,441,755
Walmart, Inc.	79,517	7,467,441

		19,869,386
Food Products — 1.0%
Archer-Daniels-Midland Co.	30,923	1,554,499
Campbell Soup Co.(b)	10,771	394,542
Conagra Brands, Inc.	21,965	746,151
General Mills, Inc.	32,342	1,388,119
Hershey Co. (The)	7,825	798,150
Hormel Foods Corp.(b)	14,393	567,084
JM Smucker Co. (The)	6,273	643,672
Kellogg Co.(b)	14,216	995,404
Kraft Heinz Co. (The)	34,810	1,918,379
McCormick & Co., Inc. (Non-Voting)(b)	6,789	894,451
Mondelez International, Inc., Class A	81,758	3,512,324
Tyson Foods, Inc., Class A	16,193	963,969

		14,376,744
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	97,329	7,140,055
ABIOMED, Inc.(a)	2,512	1,129,772
Align Technology, Inc.(a)	3,970	1,553,143
Baxter International, Inc.	27,815	2,144,258
Becton Dickinson and Co.	14,978	3,909,258
Boston Scientific Corp.(a)	76,255	2,935,818
Cooper Cos., Inc. (The)	2,684	743,871
Danaher Corp.	34,059	3,700,851
DENTSPLY SIRONA, Inc.	12,498	471,675
Edwards Lifesciences Corp.(a)	11,722	2,040,800
Hologic, Inc.(a)	15,221	623,757
IDEXX Laboratories, Inc.(a)(b)	4,837	1,207,605
Intuitive Surgical, Inc.(a)	6,275	3,601,850
Medtronic plc	75,439	7,420,934
ResMed, Inc.	7,673	885,004
Stryker Corp.	17,377	3,087,545
Varian Medical Systems, Inc.(a)	5,125	573,641
Zimmer Biomet Holdings, Inc.	11,201	1,472,596

		44,642,433
Health Care Providers & Services — 3.4%
Aetna, Inc.	18,149	3,681,525
AmerisourceBergen Corp.	9,195	847,963
Anthem, Inc.	14,385	3,942,209
Cardinal Health, Inc.	17,496	944,784
Centene Corp.(a)	11,251	1,628,920
Cigna Corp.	13,608	2,833,866
CVS Health Corp.	56,360	4,436,659
DaVita, Inc.(a)	7,101	508,645
Envision Healthcare Corp.(a)	6,979	319,150
Express Scripts Holding Co.(a)	30,887	2,934,574
HCA Healthcare, Inc.	15,110	2,102,103
Henry Schein, Inc.(a)	8,294	705,239
Humana, Inc.	7,705	2,608,296
Laboratory Corp. of America Holdings(a)	5,587	970,350
McKesson Corp.	10,936	1,450,660
Quest Diagnostics, Inc.	7,614	821,627
UnitedHealth Group, Inc.	53,429	14,214,251
Universal Health Services, Inc., Class B	4,695	600,209
WellCare Health Plans, Inc.(a)	2,745	879,745

		46,430,775

Security	Shares	Value
Health Care Technology — 0.1%
Cerner Corp.(a)	18,418	$1,186,303

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	22,613	1,442,031
Chipotle Mexican Grill, Inc.(a)(b)	1,360	618,147
Darden Restaurants, Inc.	6,854	762,096
Hilton Worldwide Holdings, Inc.	16,693	1,348,461
Marriott International, Inc., Class A	15,779	2,083,301
McDonald’s Corp.	43,159	7,220,069
MGM Resorts International	28,607	798,421
Norwegian Cruise Line Holdings Ltd.(a)	11,034	633,683
Royal Caribbean Cruises Ltd.	9,424	1,224,555
Starbucks Corp.	74,740	4,248,222
Wynn Resorts Ltd.	5,474	695,526
Yum! Brands, Inc.	17,266	1,569,652

		22,644,164
Household Durables — 0.3%
DR Horton, Inc.	19,518	823,269
Garmin Ltd.	6,764	473,818
Leggett & Platt, Inc.	6,591	288,620
Lennar Corp., Class A	16,331	762,494
Mohawk Industries, Inc.(a)	3,550	622,492
Newell Brands, Inc.(b)	24,335	494,001
PulteGroup, Inc.(b)	13,474	333,751
Whirlpool Corp.	3,613	429,044

		4,227,489
Household Products — 1.4%
Church & Dwight Co., Inc.	13,452	798,645
Clorox Co. (The)	7,162	1,077,237
Colgate-Palmolive Co.	47,908	3,207,441
Kimberly-Clark Corp.	19,463	2,211,775
Procter & Gamble Co. (The)	138,200	11,502,386

		18,797,484
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	38,010	532,140
NRG Energy, Inc.	16,496	616,950

		1,149,090
Industrial Conglomerates — 1.5%
3M Co.	32,626	6,874,624
General Electric Co.	480,676	5,426,832
Honeywell International, Inc.	41,417	6,891,789
Roper Technologies, Inc.	5,793	1,715,945

		20,909,190
Insurance — 2.3%
Aflac, Inc.	42,982	2,023,163
Allstate Corp. (The)	19,437	1,918,432
American International Group, Inc.	49,118	2,615,042
Aon plc	13,507	2,077,106
Arthur J Gallagher & Co.	10,222	760,926
Assurant, Inc.	2,955	318,992
Brighthouse Financial, Inc.(a)	6,706	296,673
Chubb Ltd.	25,747	3,440,829
Cincinnati Financial Corp.	8,468	650,427
Everest Re Group Ltd.(b)	2,287	522,511
Hartford Financial Services Group, Inc. (The)	20,189	1,008,642
Lincoln National Corp.	11,824	800,012
Loews Corp.	15,566	781,880
Marsh & McLennan Cos., Inc.	27,944	2,311,528
MetLife, Inc.	54,740	2,557,453
Principal Financial Group, Inc.	14,472	847,915
Progressive Corp. (The)	32,032	2,275,553
Prudential Financial, Inc.	23,188	2,349,408
Torchmark Corp.	5,804	503,149

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc. (The)	14,749	$1,913,093
Unum Group	12,764	498,690
Willis Towers Watson plc	7,131	1,005,043

		31,476,467
Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(a)	22,736	45,540,208
Booking Holdings, Inc.(a)	2,633	5,223,872
Expedia Group, Inc.	6,701	874,346
Netflix, Inc.(a)	24,166	9,041,226
TripAdvisor, Inc.(a)	5,837	298,096

		60,977,748
Internet Software & Services — 4.9%(a)
Akamai Technologies, Inc.	9,438	690,390
Alphabet, Inc., Class A	16,593	20,029,079
Alphabet, Inc., Class C	17,073	20,376,113
eBay, Inc.	51,827	1,711,327
Facebook, Inc., Class A	133,861	22,014,780
Twitter, Inc.	40,304	1,147,052
VeriSign, Inc.	5,723	916,367

		66,885,108
IT Services — 4.7%
Accenture plc, Class A	35,837	6,099,457
Alliance Data Systems Corp.	2,653	626,532
Automatic Data Processing, Inc.	24,524	3,694,786
Broadridge Financial Solutions, Inc.	6,257	825,611
Cognizant Technology Solutions Corp., Class A	32,482	2,505,986
DXC Technology Co.	15,873	1,484,443
Fidelity National Information Services, Inc.	18,293	1,995,218
Fiserv, Inc.(a)	22,660	1,866,731
FleetCor Technologies, Inc.(a)	4,899	1,116,188
Gartner, Inc.(a)	4,944	783,624
Global Payments, Inc.	8,604	1,096,150
International Business Machines Corp.	50,629	7,655,611
Mastercard, Inc., Class A	50,615	11,267,405
Paychex, Inc.	17,370	1,279,301
PayPal Holdings, Inc.(a)	65,688	5,770,034
Total System Services, Inc.	9,386	926,774
Visa, Inc., Class A	98,593	14,797,823
Western Union Co. (The)	25,037	477,205

		64,268,879
Leisure Products — 0.1%
Hasbro, Inc.	6,501	683,385
Mattel, Inc.(a)	19,811	311,033

		994,418
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	17,883	1,261,467
Illumina, Inc.(a)	8,229	3,020,537
IQVIA Holdings, Inc.(a)	9,173	1,190,105
Mettler-Toledo International, Inc.(a)	1,381	841,001
PerkinElmer, Inc.(b)	6,357	618,345
Thermo Fisher Scientific, Inc.	22,356	5,456,653
Waters Corp.(a)	4,296	836,345

		13,224,453
Machinery — 1.5%
Caterpillar, Inc.	32,931	5,021,648
Cummins, Inc.	8,411	1,228,595
Deere & Co.	17,890	2,689,404
Dover Corp.	8,355	739,668
Flowserve Corp.(b)	6,694	366,095
Fortive Corp.(b)	17,218	1,449,756
Illinois Tool Works, Inc.	17,271	2,437,283
Ingersoll-Rand plc	13,425	1,373,377

Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	19,225	$1,310,953
Parker-Hannifin Corp.	7,218	1,327,607
Pentair plc	9,034	391,624
Snap-on, Inc.	3,024	555,206
Stanley Black & Decker, Inc.	8,341	1,221,456
Xylem, Inc.(b)	9,624	768,669

		20,881,341
Media — 2.2%
CBS Corp. (Non-Voting), Class B	18,569	1,066,789
Charter Communications, Inc., Class A(a)	9,995	3,257,171
Comcast Corp., Class A	253,381	8,972,221
Discovery, Inc., Class A(a)	8,841	282,912
Discovery, Inc., Class C(a)	20,134	595,564
DISH Network Corp., Class A(a)	12,824	458,586
Interpublic Group of Cos., Inc. (The)	22,166	506,936
News Corp., Class A	22,041	290,721
News Corp., Class B	6,983	94,969
Omnicom Group, Inc.(b)	12,167	827,599
Twenty-First Century Fox, Inc., Class A	59,007	2,733,794
Twenty-First Century Fox, Inc., Class B	27,268	1,249,420
Viacom, Inc., Class B	20,156	680,467
Walt Disney Co. (The)	82,402	9,636,090

		30,653,239
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	81,116	1,129,135
Newmont Mining Corp.	29,735	897,997
Nucor Corp.(b)	17,328	1,099,461

		3,126,593
Multiline Retail — 0.5%
Dollar General Corp.	14,455	1,579,932
Dollar Tree, Inc.(a)	13,317	1,086,001
Kohl’s Corp.	9,333	695,775
Macy’s, Inc.(b)	17,539	609,130
Nordstrom, Inc.	6,725	402,222
Target Corp.	29,466	2,599,196

		6,972,256
Multi-Utilities — 0.9%
Ameren Corp.	13,727	867,821
CenterPoint Energy, Inc.(b)	23,362	645,959
CMS Energy Corp.	15,432	756,168
Consolidated Edison, Inc.	17,275	1,316,182
Dominion Energy, Inc.	36,517	2,566,415
DTE Energy Co.	10,171	1,109,961
NiSource, Inc.	19,394	483,299
Public Service Enterprise Group, Inc.	27,812	1,468,195
SCANA Corp.	6,980	271,452
Sempra Energy(b)	14,904	1,695,330
WEC Energy Group, Inc.	17,405	1,161,958

		12,342,740
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	28,666	1,932,375
Andeavor	7,827	1,201,444
Apache Corp.	20,862	994,492
Cabot Oil & Gas Corp.	23,400	526,968
Chevron Corp.	106,449	13,016,584
Cimarex Energy Co.	5,005	465,165
Concho Resources, Inc.(a)	11,211	1,712,480
ConocoPhillips	64,348	4,980,535
Devon Energy Corp.	28,784	1,149,633
EOG Resources, Inc.	32,245	4,113,495
EQT Corp.	14,779	653,675
Exxon Mobil Corp.	235,119	19,989,817

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	14,092	$1,008,705
HollyFrontier Corp.	9,073	634,203
Kinder Morgan, Inc.	106,253	1,883,866
Marathon Oil Corp.	46,567	1,084,080
Marathon Petroleum Corp.	24,777	1,981,417
Newfield Exploration Co.(a)	11,489	331,228
Noble Energy, Inc.	27,128	846,122
Occidental Petroleum Corp.	42,810	3,517,698
ONEOK, Inc.	22,692	1,538,291
Phillips 66	23,911	2,695,248
Pioneer Natural Resources Co.	9,408	1,638,779
Valero Energy Corp.	23,715	2,697,581
Williams Cos., Inc. (The)	66,044	1,795,736

		72,389,617
Personal Products — 0.1%
Coty, Inc., Class A(b)	25,218	316,738
Estee Lauder Cos., Inc. (The), Class A	12,555	1,824,493

		2,141,231
Pharmaceuticals — 4.7%
Allergan plc	17,626	3,357,400
Bristol-Myers Squibb Co.	91,095	5,655,177
Eli Lilly & Co.	52,962	5,683,352
Johnson & Johnson	148,806	20,560,525
Merck & Co., Inc.	147,470	10,461,522
Mylan NV(a)	29,116	1,065,646
Nektar Therapeutics(a)	9,227	562,478
Perrigo Co. plc	7,176	508,061
Pfizer, Inc.	324,742	14,311,380
Zoetis, Inc.	26,823	2,455,914

		64,621,455
Professional Services — 0.3%
Equifax, Inc.	6,398	835,387
IHS Markit Ltd.(a)	19,931	1,075,477
Nielsen Holdings plc	19,264	532,842
Robert Half International, Inc.	7,162	504,061
Verisk Analytics, Inc.(a)	9,220	1,111,471

		4,059,238
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	17,691	780,173

Road & Rail — 1.0%
CSX Corp.	45,673	3,382,086
JB Hunt Transport Services, Inc.	4,926	585,898
Kansas City Southern	5,587	632,895
Norfolk Southern Corp.	15,621	2,819,591
Union Pacific Corp.	41,064	6,686,451

		14,106,921
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)(b)	48,025	1,483,492
Analog Devices, Inc.	20,568	1,901,717
Applied Materials, Inc.	53,855	2,081,496
Broadcom, Inc.	24,166	5,962,477
Intel Corp.	255,763	12,095,032
KLA-Tencor Corp.	8,740	888,946
Lam Research Corp.	8,821	1,338,146
Microchip Technology, Inc.(b)	13,288	1,048,556
Micron Technology, Inc.(a)	65,101	2,944,518
NVIDIA Corp.	33,711	9,473,465
Qorvo, Inc.(a)	6,724	517,009
QUALCOMM, Inc.	77,994	5,617,908
Skyworks Solutions, Inc.	10,020	908,914

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	53,751	$5,766,945
Xilinx, Inc.	14,090	1,129,595

		53,158,216
Software — 6.4%
Activision Blizzard, Inc.	42,680	3,550,549
Adobe Systems, Inc.(a)	27,174	7,335,621
ANSYS, Inc.(a)	4,753	887,290
Autodesk, Inc.(a)	11,956	1,866,451
CA, Inc.	17,390	767,769
Cadence Design Systems, Inc.(a)	15,628	708,261
Citrix Systems, Inc.(a)	7,070	785,901
Electronic Arts, Inc.(a)	17,169	2,068,693
Intuit, Inc.	14,279	3,247,045
Microsoft Corp.	425,570	48,672,441
Oracle Corp.	156,891	8,089,300
Red Hat, Inc.(a)	9,930	1,353,260
salesforce.com, Inc.(a)	41,982	6,676,398
Symantec Corp.	34,794	740,416
Synopsys, Inc.(a)	8,045	793,317
Take-Two Interactive Software, Inc.(a)	6,347	875,823

		88,418,535
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	4,249	715,234
AutoZone, Inc.(a)	1,435	1,113,130
Best Buy Co., Inc.	13,669	1,084,772
CarMax, Inc.(a)	9,372	699,807
Foot Locker, Inc.	6,047	308,276
Gap, Inc. (The)	12,536	361,664
Home Depot, Inc. (The)	63,385	13,130,203
L Brands, Inc.(b)	13,412	406,384
Lowe’s Cos., Inc.	44,958	5,162,078
O’Reilly Automotive, Inc.(a)	4,529	1,573,012
Ross Stores, Inc.	21,024	2,083,478
Tiffany & Co.	6,099	786,588
TJX Cos., Inc. (The)	35,104	3,932,350
Tractor Supply Co.	6,358	577,815
Ulta Beauty, Inc.(a)	3,204	903,912

		32,838,703
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	254,709	57,498,010
Hewlett Packard Enterprise Co.	79,664	1,299,320
HP, Inc.	88,584	2,282,810
NetApp, Inc.	14,145	1,214,914
Seagate Technology plc	14,630	692,730
Western Digital Corp.	16,280	953,031
Xerox Corp.	12,307	332,043

		64,272,858
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.(b)	20,181	371,936
Michael Kors Holdings Ltd.(a)	8,364	573,436
NIKE, Inc., Class B	70,951	6,010,969
PVH Corp.	4,316	623,230
Ralph Lauren Corp.	3,189	438,647
Tapestry, Inc.	16,379	823,372
Under Armour, Inc., Class A(a)	10,681	226,651
Under Armour, Inc., Class C(a)	10,648	207,210
VF Corp.	18,199	1,700,696

		10,976,147
Tobacco — 1.0%
Altria Group, Inc.	104,665	6,312,346
Philip Morris International, Inc.	86,282	7,035,434

		13,347,780

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	16,064	$932,033
United Rentals, Inc.(a)	4,577	748,797
WW Grainger, Inc.	2,545	909,609

		2,590,439
Water Utilities — 0.1%
American Water Works Co., Inc.	10,149	892,808

Total Common Stocks — 99.3% (Cost: $588,347,874)		1,364,987,492

Total Long-Term Investments — 99.3% (Cost: $588,347,874)		1,364,987,492

Security	Shares	Value
Short-Term Securities — 1.0%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%	2,531,849	$2,531,849
SL Liquidity Series, LLC, Money Market Series, 2.27%(d)	10,769,884	10,770,961

Total Short-Term Securities — 1.0% (Cost: $13,302,810)		13,302,810

Total Investments — 100.3% (Cost: $601,650,684)		1,378,290,302
Liabilities in Excess of Other Assets — (0.3)%		(3,814,951)

Net Assets — 100.0%		$1,374,475,351

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,592,667	—		(60,818	)(b)	2,531,849	$2,531,849	$110,667		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,040,710	7,729,174	(c)	—		10,769,884	10,770,961	30,498	(d)	7,891	—
BlackRock, Inc.	1,183	5,991		(425)		6,749	3,181,006	44,724		128,823	1,443,416
PNC Financial Services Group, Inc. (The)	4,559	22,622		(1,513)		25,668	3,495,725	48,817		156,836	1,229,060

							$19,979,541	$234,706		$293,550	$2,672,476

(a)	Includes net capital gains distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	99	12/21/18	$14,449	$23,785

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock S&P 500 Index V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,364,987,492	$—	$—	$1,364,987,492
Short-Term Securities	2,531,849	—	—	2,531,849

Subtotal	$1,367,519,341	$—	$—	$1,367,519,341

Investments Valued at NAV(b)				$10,770,961

Total Investments				$1,378,290,302

Derivative Financial Instruments(c)
Assets:
Equity contracts	$23,785	$–	$–	$23,785

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: November 19, 2018